UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Bush Street

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, 9th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 94.0%
Air Transport — 1.7%
Bristow Group, Inc.	505,783	$38,196,732
		38,196,732
Auto Parts — 3.5%
Dana Holding Corp.	3,461,155	80,541,077
		80,541,077
Back Office Support, HR and Consulting — 0.9%
Performant Financial Corp.(1)	2,364,807	21,401,503
		21,401,503
Banks: Diversified — 7.5%
Associated Banc-Corp.	2,846,311	51,404,377
Banner Corp.	61,961	2,553,413
Boston Private Financial Holdings., Inc.	398,255	5,388,390
First Horizon National Corp.	5,576,623	68,815,528
FirstMerit Corp.	699,700	14,574,751
Hancock Holding Co.	137,800	5,050,370
Synovus Financial Corp.	6,397,940	21,689,016
UMB Financial Corp.	41,906	2,711,318
		172,187,163
Banks: Savings, Thrift & Mortgage Lending — 0.4%
First Niagara Financial Group, Inc.	993,148	9,385,249
		9,385,249
Chemicals: Diversified — 1.0%
Olin Corp.	789,420	21,795,886
		21,795,886
Commercial Services: Rental & Leasing — 1.4%
PHH Corp.(1)	1,260,325	32,566,798
		32,566,798
Commercial Vehicles & Parts — 1.0%
Navistar International Corp.(1)	696,944	23,605,493
		23,605,493
Computer Services, Software & Systems — 4.5%
Acxiom Corp.(1)	1,043,465	35,889,979
AOL, Inc.(1)	1,512,483	66,201,381
		102,091,360
Consumer Lending — 1.5%
MoneyGram International, Inc.(1)	2,001,363	35,324,057
		35,324,057
Containers & Packaging — 1.4%
Sealed Air Corp.	967,100	31,788,577
		31,788,577
Cosmetics — 1.1%
Elizabeth Arden, Inc.(1)	859,794	25,372,521
		25,372,521
Diversified Manufacturing Operations — 1.6%
ITT Corp.	868,800	37,149,888
		37,149,888
Diversified Materials & Processing — 0.1%
CLARCOR, Inc.	35,208	2,019,179
		2,019,179

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2014 (unaudited)	Shares	Value
Electronic Entertainment — 2.1%
Dolby Laboratories, Inc., Class A(1)	1,054,772	$46,937,354
		46,937,354
Financial Data & Systems — 3.7%
Euronet Worldwide, Inc.(1)	1,179,114	49,039,351
Global Payments, Inc.	516,205	36,707,338
		85,746,689
Foods — 2.3%
The Hillshire Brands Co.	1,381,550	51,476,553
		51,476,553
Health Care Management Services — 1.2%
Magellan Health Services, Inc.(1)	459,011	27,242,303
		27,242,303
Health Care Services — 5.2%
Allscripts Healthcare Solutions, Inc.(1)	2,659,392	47,948,838
Healthways, Inc.(1)	980,372	16,803,576
HMS Holdings Corp.(1)	2,908,742	55,411,535
		120,163,949
Home Building — 0.5%
William Lyon Homes, Class A(1)	416,183	11,490,813
		11,490,813
Household Equipment & Products — 2.1%
Tupperware Brands Corp.	575,031	48,164,597
		48,164,597
Household Furnishings — 1.2%
Masonite International Corp.(1)	475,805	26,892,499
		26,892,499
Insurance: Life — 6.0%
StanCorp Financial Group, Inc.	915,405	61,149,054
Symetra Financial Corp.	851,700	16,880,694
Torchmark Corp.	769,076	60,526,281
		138,556,029
Insurance: Multi-Line — 1.5%
eHealth, Inc.(1)	694,716	35,291,573
		35,291,573
Insurance: Property-Casualty — 4.5%
Endurance Specialty Holdings Ltd.	636,700	34,273,561
First American Financial Corp.	2,584,517	68,618,926
		102,892,487
Leisure Time — 2.5%
SeaWorld Entertainment, Inc.	1,904,960	57,586,941
		57,586,941
Metal Fabricating — 1.7%
MRC Global, Inc.(1)	1,429,355	38,535,411
		38,535,411
Metals & Minerals: Diversified — 0.8%
Compass Minerals International, Inc.	224,874	18,556,602
		18,556,602
Office Supplies & Equipment — 1.8%
Avery Dennison Corp.	820,286	41,563,892
		41,563,892

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2014 (unaudited)	Foreign Currency	Shares	Value
Oil: Crude Producers — 6.0%
Laredo Petroleum, Inc.(1)		1,291,936	$33,409,465
Peyto Exploration & Development Corp.	CAD	1,746,175	59,580,028
Rosetta Resources, Inc.(1)		977,544	45,533,999
			138,523,492
Pharmaceuticals — 1.2%
Impax Laboratories, Inc.(1)		732,269	19,346,547
The Medicines Co.(1)		293,058	8,328,708
			27,675,255
Precious Metals & Minerals — 2.4%
Horsehead Holding Corp.(1)		2,347,005	39,476,624
New Gold, Inc.(1)		3,391,263	16,549,363
			56,025,987
Real Estate Investment Trusts — 0.5%
Ares Commercial Real Estate Corp.		875,200	11,736,432
			11,736,432
Real Estate Services — 1.9%
Jones Lang LaSalle, Inc.		371,840	44,063,040
			44,063,040
Scientific Instruments: Electrical — 0.8%
GrafTech International Ltd.(1)		1,667,400	18,208,008
			18,208,008
Scientific Instruments: Pollution Control — 2.5%
Clean Harbors, Inc.(1)		437,500	23,970,625
Waste Connections, Inc.		740,944	32,497,804
			56,468,429
Securities Brokerage & Services — 1.7%
Interactive Brokers Group, Inc., Class A		1,766,800	38,286,556
			38,286,556
Semiconductors & Components — 3.1%
Integrated Device Technology, Inc.(1)		5,753,091	70,360,303
			70,360,303
Shipping — 1.5%
Huntington Ingalls Industries, Inc.		346,050	35,387,073
			35,387,073
Specialty Retail — 3.0%
FTD Cos., Inc.(1)(2)		1,296,701	41,248,059
Vitamin Shoppe, Inc.(1)		588,452	27,963,239
			69,211,298
Utilities: Gas Distributors — 2.7%
Questar Corp.		2,584,800	61,466,544
			61,466,544
Utilities: Miscellaneous — 2.0%
Calpine Corp.(1)		2,221,395	46,449,369
			46,449,369
Total Common Stocks (Cost $1,552,677,934)			2,158,384,961

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

	Principal Amount	Value
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $142,738,000, due 4/1/2014(3)	$142,738,000	$142,738,000
Total Repurchase Agreements (Cost $142,738,000)		142,738,000
Total Investments — 100.2% (Cost $1,695,415,934)		2,301,122,961
Other Liabilities, Net — (0.2)%		(4,843,197)
Total Net Assets — 100.0%		$2,296,279,764

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	8/15/2042	$46,627,094
U.S. Treasury Bond	3.125%	2/15/2043	98,965,800

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,158,384,961	$—	$—	$2,158,384,961
Repurchase Agreements	—	142,738,000	—	142,738,000

Total	$2,158,384,961	$142,738,000	$—	$2,301,122,961

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 94.3%
Advertising Agencies — 2.3%
The Interpublic Group of Companies, Inc.	1,732,515	$29,695,307
		29,695,307
Auto Parts — 3.0%
TRW Automotive Holdings Corp.(1)	487,063	39,754,082
		39,754,082
Back Office Support, HR and Consulting — 2.9%
Iron Mountain, Inc.	1,408,677	38,837,225
		38,837,225
Banks: Diversified — 5.7%
Comerica, Inc.	449,900	23,304,820
First Horizon National Corp.	1,164,105	14,365,056
KeyCorp	1,596,861	22,739,300
Zions Bancorporation	454,200	14,071,116
		74,480,292
Biotechnology — 2.0%
Charles River Laboratories International, Inc.(1)	430,500	25,976,370
		25,976,370
Building Materials — 2.0%
Owens Corning	601,929	25,985,275
		25,985,275
Commercial Vehicles & Parts — 1.2%
Navistar International Corp.(1)	453,145	15,348,021
		15,348,021
Computer Services, Software & Systems — 3.3%
AOL, Inc.(1)	582,767	25,507,712
Symantec Corp.	917,200	18,316,484
		43,824,196
Containers & Packaging — 2.9%
Crown Holdings, Inc.(1)	863,259	38,622,208
		38,622,208
Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	239,272	26,336,669
Raymond James Financial, Inc.	236,734	13,240,533
		39,577,202
Diversified Retail — 7.7%
Dollar Tree, Inc.(1)	657,000	34,282,260
Liberty Interactive Corp., Class A(1)	2,337,280	67,477,274
		101,759,534
Drug & Grocery Store Chains — 2.8%
GNC Holdings, Inc., Class A	828,368	36,464,759
		36,464,759
Electronic Entertainment — 2.9%
Dolby Laboratories, Inc., Class A(1)	859,580	38,251,310
		38,251,310
Fertilizers — 1.9%
The Mosaic Co.	510,446	25,522,300
		25,522,300
Financial Data & Systems — 3.6%
Fidelity National Information Services, Inc.	614,632	32,852,081

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2014 (unaudited)	Shares	Value
Global Payments, Inc.	212,730	$15,127,230
		47,979,311
Home Building — 1.8%
NVR, Inc.(1)	20,882	23,951,654
		23,951,654
Insurance - Life — 1.5%
Protective Life Corp.	366,945	19,297,637
		19,297,637
Insurance: Multi-Line — 3.3%
ING U.S., Inc.	333,035	12,079,179
Reinsurance Group of America, Inc.	127,596	10,160,470
Willis Group Holdings PLC	470,438	20,760,429
		43,000,078
Insurance: Property-Casualty — 5.0%
Fidelity National Financial, Inc., Class A	1,017,904	32,002,902
XL Group PLC	1,082,461	33,826,906
		65,829,808
Machinery: Engines — 1.2%
Cummins, Inc.	105,500	15,718,445
		15,718,445
Medical Equipment — 2.8%
Intuitive Surgical, Inc.(1)	83,644	36,635,236
		36,635,236
Oil: Crude Producers — 5.4%
Concho Resources, Inc.(1)	189,929	23,266,302
Denbury Resources, Inc.	1,499,998	24,599,967
Southwestern Energy Co.(1)	509,552	23,444,488
		71,310,757
Pharmaceuticals — 8.0%
Actavis PLC(1)	291,059	59,914,495
Cardinal Health, Inc.	280,214	19,609,376
Zoetis, Inc.	892,012	25,814,827
		105,338,698
Real Estate Services — 2.3%
CBRE Group, Inc., Class A(1)	1,085,019	29,762,071
		29,762,071
Real Estate Investment Trusts — 3.7%
American Campus Communities, Inc.	454,600	16,979,310
Gaming and Leisure Properties, Inc.	878,605	32,033,938
		49,013,248
Rental & Leasing Services: Consumer — 1.8%
Avis Budget Group, Inc.(1)	479,400	23,346,780
		23,346,780
Scientific Instruments: Pollution Control — 4.0%
Clean Harbors, Inc.(1)	966,507	52,954,918
		52,954,918
Textiles, Apparel & Shoes — 1.1%
Hanesbrands, Inc.	191,898	14,676,359
		14,676,359
Utilities: Gas Distributors — 2.8%
Questar Corp.	1,529,432	36,369,893
		36,369,893

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2014 (unaudited)	Shares	Value
Utilities: Miscellaneous — 2.4%
Calpine Corp.(1)	1,488,912	$31,133,150
		31,133,150
Total Common Stocks (Cost $936,195,094)		1,240,416,124

	Principal Amount	Value
Repurchase Agreements — 4.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $58,893,000, due 4/1/2014(2)	$58,893,000	58,893,000
Total Repurchase Agreements (Cost $58,893,000)		58,893,000
Total Investments — 98.8% (Cost $995,088,094)		1,299,309,124
Other Assets, Net — 1.2%		15,678,262
Total Net Assets — 100.0%		$1,314,987,386

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	2/15/2043	$31,318,875
U.S. Treasury Bond	3.625%	2/15/2044	28,755,019

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,240,416,124	$—	$—	$1,240,416,124
Repurchase Agreements	—	58,893,000	—	58,893,000

Total	$1,240,416,124	$58,893,000	$—	$1,299,309,124

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 94.7%
Advertising Agencies — 1.5%
The Interpublic Group of Companies, Inc.	772,500	$13,240,650
		13,240,650
Aerospace — 0.8%
Lockheed Martin Corp.	41,167	6,720,101
		6,720,101
Asset Management & Custodian — 1.6%
State Street Corp.	194,813	13,549,244
		13,549,244
Automobiles — 2.0%
General Motors Co.	488,200	16,803,844
		16,803,844
Back Office Support, HR and Consulting — 1.9%
Iron Mountain, Inc.	592,000	16,321,440
		16,321,440
Banks: Diversified — 5.5%
KeyCorp	1,361,638	19,389,725
The PNC Financial Services Group, Inc.	140,600	12,232,200
Wells Fargo & Co.	298,700	14,857,338
		46,479,263
Cable Television Services — 2.4%
DIRECTV(1)	269,000	20,556,980
		20,556,980
Chemicals: Specialty — 1.4%
Praxair, Inc.	92,789	12,152,575
		12,152,575
Computer Services, Software & Systems — 5.5%
Microsoft Corp.	902,200	36,981,178
Symantec Corp.	489,900	9,783,303
		46,764,481
Cement — 1.1%
Cemex S.A.B. de C.V., ADR(1)	736,600	9,303,258
		9,303,258
Diversified Financial Services — 6.9%
Capital One Financial Corp.	153,389	11,835,495
Citigroup, Inc.	291,900	13,894,440
JPMorgan Chase & Co.	374,600	22,741,966
Raymond James Financial, Inc.	177,700	9,938,761
		58,410,662
Diversified Media — 3.0%
Twenty-First Century Fox, Inc., Class A	796,675	25,469,700
		25,469,700
Diversified Retail — 7.9%
Dollar General Corp.(1)	422,900	23,462,492
Liberty Interactive Corp., Class A(1)	1,503,121	43,395,103
		66,857,595
Drug & Grocery Store Chains — 2.3%
CVS Caremark Corp.	257,025	19,240,892
		19,240,892

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2014 (unaudited)	Foreign Currency	Shares	Value
Fertilizers — 2.9%
The Mosaic Co.		496,915	$24,845,750
			24,845,750
Financial Data & Systems — 2.1%
Fidelity National Information Services, Inc.		327,850	17,523,583
			17,523,583
Foods — 2.4%
Mondelez International, Inc., Class A		593,200	20,495,060
			20,495,060
Health Care Management Services — 1.7%
UnitedHealth Group, Inc.		174,522	14,309,059
			14,309,059
Insurance: Life — 6.3%
Aflac, Inc.		361,300	22,776,352
Prudential Financial, Inc.		363,000	30,727,950
			53,504,302
Insurance: Property-Casualty — 2.4%
The Allstate Corp.		360,600	20,402,748
			20,402,748
Machinery: Engines — 1.5%
Cummins, Inc.		88,200	13,140,918
			13,140,918
Machinery: Industrial — 0.8%
Joy Global, Inc.		114,900	6,664,200
			6,664,200
Medical Equipment — 1.8%
Intuitive Surgical, Inc.(1)		34,115	14,942,029
			14,942,029
Oil: Crude Producers — 9.4%
ARC Resources Ltd.	CAD	401,690	11,064,189
Cabot Oil & Gas Corp.		253,000	8,571,640
Concho Resources, Inc.(1)		127,659	15,638,227
Kinder Morgan Management LLC(1)		117,300	8,406,891
Occidental Petroleum Corp.		239,080	22,781,933
Southwestern Energy Co.(1)		282,493	12,997,503
			79,460,383
Pharmaceuticals — 14.1%
Actavis PLC(1)		188,086	38,717,503
Merck & Co., Inc.		630,204	35,776,681
Pfizer, Inc.		881,705	28,320,364
Zoetis, Inc.		577,339	16,708,191
			119,522,739
Precious Metals & Minerals — 1.5%
Goldcorp, Inc.		508,386	12,445,289
			12,445,289
Rental & Leasing Services: Consumer — 1.6%
Hertz Global Holdings, Inc.(1)		527,200	14,044,608
			14,044,608
Scientific Instruments: Control & Filter — 1.9%
Parker Hannifin Corp.		132,900	15,909,459
			15,909,459

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2014 (unaudited)	Shares	Value
Securities Brokerage & Services — 0.5%
CME Group, Inc.	53,051	$3,926,305
		3,926,305
Total Common Stocks (Cost $629,570,694)		803,007,117

	Principal Amount	Value
Repurchase Agreements — 4.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $39,194,000, due 4/1/2014(2)	$39,194,000	39,194,000
Total Repurchase Agreements (Cost $39,194,000)		39,194,000
Total Investments — 99.3% (Cost $668,764,694)		842,201,117
Other Assets, Net — 0.7%		5,570,796
Total Net Assets — 100.0%		$847,771,913

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$39,982,300

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$803,007,117	$—	$—	$803,007,117
Repurchase Agreements	—	39,194,000	—	39,194,000

Total	$803,007,117	$39,194,000	$—	$842,201,117

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 95.2%
Advertising Agencies — 2.5%
The Interpublic Group of Companies, Inc.	256,500	$4,396,410
		4,396,410
Auto Parts — 3.4%
Dana Holding Corp.	252,423	5,873,883
		5,873,883
Back Office Support, HR and Consulting — 6.1%
Iron Mountain, Inc.	165,900	4,573,863
Performant Financial Corp.(1)	671,311	6,075,365
		10,649,228
Banks: Diversified — 6.3%
First Horizon National Corp.	446,300	5,507,342
KeyCorp	386,700	5,506,608
		11,013,950
Cable Television Services — 2.4%
DIRECTV(1)	53,700	4,103,754
		4,103,754
Commercial Services: Rental & Leasing — 1.4%
PHH Corp.(1)	93,328	2,411,596
		2,411,596
Computer Services, Software & Systems — 3.5%
Microsoft Corp.	150,500	6,168,995
		6,168,995
Consumer Lending — 3.1%
MoneyGram International, Inc.(1)	310,623	5,482,496
		5,482,496
Diversified Financial Services — 3.0%
JPMorgan Chase & Co.	85,800	5,208,918
		5,208,918
Diversified Media — 2.9%
Twenty-First Century Fox, Inc., Class A	158,300	5,060,851
		5,060,851
Diversified Retail — 9.1%
Dollar General Corp.(1)	104,900	5,819,852
Liberty Interactive Corp., Class A(1)	346,900	10,015,003
		15,834,855
Fertilizers — 2.8%
The Mosaic Co.	98,737	4,936,850
		4,936,850
Health Care Services — 5.5%
Allscripts Healthcare Solutions, Inc.(1)	213,708	3,853,155
HMS Holdings Corp.(1)	297,562	5,668,556
		9,521,711
Insurance: Property-Casualty — 6.8%
First American Financial Corp.	246,900	6,555,195
XL Group PLC	166,800	5,212,500
		11,767,695
Leisure Time — 3.2%
SeaWorld Entertainment, Inc.	186,523	5,638,590
		5,638,590

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

March 31, 2014 (unaudited)	Foreign Currency	Shares	Value
Medical Equipment — 3.1%
Intuitive Surgical, Inc.(1)		12,184	$5,336,470
			5,336,470
Oil: Crude Producers — 6.1%
Occidental Petroleum Corp.		54,700	5,212,363
Peyto Exploration & Development Corp.	CAD	159,080	5,427,859
			10,640,222
Pharmaceuticals — 8.3%
Actavis PLC(1)		42,204	8,687,693
Merck & Co., Inc.		102,800	5,835,956
			14,523,649
Precious Metals & Minerals — 2.2%
Horsehead Holding Corp.(1)		225,500	3,792,910
			3,792,910
Real Estate Investment Trusts — 5.0%
Gaming and Leisure Properties, Inc.		236,837	8,635,077
			8,635,077
Scientific Instruments: Pollution Control — 4.3%
Clean Harbors, Inc.(1)		135,653	7,432,428
			7,432,428
Semiconductors & Components — 2.5%
Integrated Device Technology, Inc.(1)		361,221	4,417,733
			4,417,733
Utilities: Miscellaneous — 1.7%
Calpine Corp.(1)		138,062	2,886,876
			2,886,876
Total Common Stocks (Cost $155,330,266)			165,735,147

		Principal Amount	Value
Repurchase Agreements — 6.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $11,056,000, due 4/1/2014(2)		$11,056,000	11,056,000
Total Repurchase Agreements (Cost $11,056,000)			11,056,000
Total Investments — 101.6% (Cost $166,386,266)			176,791,147
Other Liabilities, Net — (1.6)%			(2,710,980)
Total Net Assets — 100.0%			$174,080,167

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$11,277,969

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$165,735,147	$—	$—	$165,735,147
Repurchase Agreements	—	11,056,000	—	11,056,000

Total	$165,735,147	$11,056,000	$—	$176,791,147

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

March 31, 2014 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 97.7%
Copper — 16.0%
Antofagasta PLC	GBP	12,711,832	$177,063,609
First Quantum Minerals Ltd.	CAD	14,555,100	268,982,988
Taseko Mines Ltd.(1)(2)		23,460,435	46,217,057
Turquoise Hill Resources Ltd.(1)		84,357,226	280,909,562
			773,173,216
Fertilizers — 11.6%
Sociedad Quimica y Minera de Chile S.A., ADR(2)		9,878,268	313,536,226
The Mosaic Co.		4,929,814	246,490,700
			560,026,926
Metals & Minerals: Diversified — 12.1%
Compass Minerals International, Inc.(2)		1,788,565	147,592,384
HudBay Minerals, Inc.(2)		9,888,981	77,035,162
Iluka Resources Ltd.(2)	AUD	23,032,815	211,683,942
Mineral Resources Ltd.(2)	AUD	14,185,372	151,025,353
			587,336,841
Oil & Gas Pipeline — 0.1%
Tourmaline Oil Corp.(1)	CAD	114,800	5,426,909
			5,426,909
Oil: Crude Producers — 46.8%
ARC Resources Ltd.	CAD	3,574,687	98,461,528
Cabot Oil & Gas Corp.		6,855,124	232,251,601
Concho Resources, Inc.(1)		1,513,212	185,368,470
Denbury Resources, Inc.		10,604,928	173,920,819
Kosmos Energy Ltd.(1)		7,191,767	79,109,437
Laredo Petroleum, Inc.(1)		5,379,462	139,112,887
Noble Energy, Inc.		2,519,585	178,991,318
Oil Search Ltd.	AUD	25,144,581	197,279,523
Ophir Energy PLC(1)(2)	GBP	33,726,695	134,945,914
Painted Pony Petroleum Ltd.(1)(2)	CAD	3,207,900	25,941,769
Painted Pony Petroleum Ltd.(1)(2)(3)(4)	CAD	2,681,890	21,688,011
Peyto Exploration & Development Corp.	CAD	6,094,560	207,948,262
Range Resources Corp.		1,772,453	147,060,425
Rosetta Resources, Inc.(1)(2)		3,682,391	171,525,773
Salamander Energy PLC(1)(2)	GBP	23,989,659	40,594,279
Southwestern Energy Co.(1)		2,981,483	137,178,033
Tullow Oil PLC	GBP	7,522,453	93,869,824
			2,265,247,873
Precious Metals & Minerals — 7.2%
Goldcorp, Inc.		8,675,994	212,388,333
New Gold, Inc.(1)		25,036,664	122,178,921
Stillwater Mining Co.(1)		1,042,400	15,437,944
			350,005,198
Utilities: Miscellaneous — 3.9%
Calpine Corp.(1)		9,031,405	188,846,679
			188,846,679
Total Common Stocks (Cost $4,493,277,589)			4,730,063,642

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $85,493,000, due 4/1/2014(5)	$85,493,000	$85,493,000
Total Repurchase Agreements (Cost $85,493,000)		85,493,000
Total Investments — 99.5% (Cost $4,578,770,589)		4,815,556,642
Other Assets, Net — 0.5%		22,649,347
Total Net Assets — 100.0%		$4,838,205,989

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $21,688,011, representing 0.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Fair valued security.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$87,207,844

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks
Other	$4,708,375,631	$—	$—	$4,708,375,631
Painted Pony Petroleum Ltd.	—	21,688,011	—	21,688,011
Repurchase Agreements	—	85,493,000	—	85,493,000

Total	$4,708,375,631	$107,181,011	$—	$4,815,556,642

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 97.2%
Aerospace — 2.3%
HEICO Corp., Class A	234,398	$10,175,217
Teledyne Technologies, Inc.(1)	137,262	13,359,711
		23,534,928
Asset Management & Custodian — 2.1%
Financial Engines, Inc.	251,000	12,745,780
WisdomTree Investments, Inc.(1)	642,724	8,432,539
		21,178,319
Auto Parts — 1.0%
Dorman Products, Inc.(1)	168,731	9,965,253
		9,965,253
Back Office Support, HR and Consulting — 2.3%
Huron Consulting Group, Inc.(1)	225,519	14,293,394
WageWorks, Inc.(1)	169,123	9,489,492
		23,782,886
Banks: Diversified — 1.7%
Customers Bancorp, Inc.(1)	441,000	9,203,670
Signature Bank(1)	68,750	8,634,312
		17,837,982
Biotechnology — 7.8%
Amicus Therapeutics, Inc.(1)	1,550,819	3,210,195
Bluebird Bio, Inc.(1)	219,500	4,991,430
Intercept Pharmaceuticals, Inc.(1)	25,297	8,342,698
KYTHERA Biopharmaceuticals, Inc.(1)	175,500	6,977,880
Ligand Pharmaceuticals, Inc.(1)	253,700	17,063,862
NPS Pharmaceuticals, Inc.(1)	365,302	10,933,489
Orexigen Therapeutics, Inc.(1)	1,343,985	8,735,903
Receptos, Inc.(1)	199,692	8,375,082
Revance Therapeutics, Inc.(1)	193,500	6,095,250
Ultragenyx Pharmaceutical, Inc.(1)	107,814	5,271,026
		79,996,815
Casinos & Gambling — 1.3%
Multimedia Games Holding Co., Inc.(1)	448,111	13,013,143
		13,013,143
Chemicals: Diversified — 1.6%
Cytec Industries, Inc.	162,400	15,851,864
		15,851,864
Chemicals: Specialty — 1.1%
Quaker Chemical Corp.	136,342	10,747,840
		10,747,840
Communications Technology — 4.7%
Aruba Networks, Inc.(1)	728,519	13,659,731
Finisar Corp.(1)	771,223	20,445,122
RingCentral, Inc., Class A(1)	786,700	14,239,270
		48,344,123
Computer Services, Software & Systems — 10.6%
2U, Inc.(1)	80,200	1,094,730
Aspen Technology, Inc.(1)	229,359	9,715,647
Borderfree, Inc.(1)	27,000	503,280
Castlight Health, Inc., Class B(1)	6,300	133,686
Infoblox, Inc.(1)	621,191	12,461,091
LogMeIn, Inc.(1)	577,100	25,906,019

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Proofpoint, Inc.(1)	609,785	$22,610,828
Qlik Technologies, Inc.(1)	377,876	10,047,723
SPS Commerce, Inc.(1)	215,346	13,233,012
The Ultimate Software Group, Inc.(1)	89,503	12,261,911
		107,967,927
Computer Technology — 1.1%
Silicon Graphics International Corp.(1)	930,950	11,432,066
		11,432,066
Consumer Lending — 1.6%
Portfolio Recovery Associates, Inc.(1)	281,107	16,264,851
		16,264,851
Diversified Materials & Processing — 1.3%
Hexcel Corp.(1)	296,966	12,929,900
		12,929,900
Education Services — 2.5%
Capella Education Co.	199,900	12,623,685
Grand Canyon Education, Inc.(1)	285,421	13,329,161
		25,952,846
Electronic Components — 1.4%
InvenSense, Inc.(1)	584,253	13,829,269
		13,829,269
Financial Data & Systems — 2.3%
Euronet Worldwide, Inc.(1)	372,300	15,483,957
Heartland Payment Systems, Inc.	190,420	7,892,909
		23,376,866
Foods — 3.0%
The Hain Celestial Group, Inc.(1)	182,780	16,718,886
The WhiteWave Foods Co., Class A(1)	491,220	14,019,419
		30,738,305
Health Care Facilities — 0.9%
Surgical Care Affiliates, Inc.(1)	287,300	8,834,475
		8,834,475
Health Care Services — 3.4%
Acadia Healthcare Co., Inc.(1)	339,682	15,326,452
AMN Healthcare Services, Inc.(1)	796,488	10,943,745
ExamWorks Group, Inc.(1)	246,700	8,636,967
		34,907,164
Hotel/Motel — 0.9%
Orient-Express Hotels Ltd., Class A(1)	635,800	9,161,878
		9,161,878
Household Furnishings — 1.4%
Restoration Hardware Holdings, Inc.(1)	195,300	14,372,127
		14,372,127
Machinery: Industrial — 1.1%
The Middleby Corp.(1)	41,626	10,998,005
		10,998,005
Media — 1.7%
IMAX Corp.(1)	637,087	17,411,588
		17,411,588
Medical & Dental Instruments & Supplies — 3.0%
AtriCure, Inc.(1)	370,638	6,971,701

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Globus Medical, Inc., Class A(1)	543,112	$14,441,348
West Pharmaceutical Services, Inc.	217,642	9,587,130
		31,000,179
Medical Equipment — 5.1%
Cyberonics, Inc.(1)	239,539	15,629,920
DexCom, Inc.(1)	286,574	11,852,701
Fluidigm Corp.(1)	188,200	8,293,974
NanoString Technologies, Inc.(1)	135,047	2,788,720
Zeltiq Aesthetics, Inc.(1)	711,800	13,958,398
		52,523,713
Metal Fabricating — 1.2%
MRC Global, Inc.(1)	444,400	11,981,024
		11,981,024
Office Supplies & Equipment — 1.6%
Steelcase, Inc., Class A	997,569	16,569,621
		16,569,621
Oil Well Equipment & Services — 2.4%
Geospace Technologies Corp.(1)	128,810	8,523,358
Matrix Service Co.(1)	273,800	9,248,964
RigNet, Inc.(1)	129,111	6,950,045
		24,722,367
Oil: Crude Producers — 2.7%
Bonanza Creek Energy, Inc.(1)	242,200	10,753,680
Carrizo Oil & Gas, Inc.(1)	226,500	12,108,690
Diamondback Energy, Inc.(1)	63,618	4,282,128
		27,144,498
Pharmaceuticals — 2.5%
Aratana Therapeutics, Inc.(1)	353,400	6,559,104
Endocyte, Inc.(1)	284,800	6,781,088
Pacira Pharmaceuticals, Inc.(1)	173,216	12,123,388
		25,463,580
Production Technology Equipment — 1.0%
FEI Co.	95,443	9,832,538
		9,832,538
Recreational Vehicles & Boats — 1.1%
Drew Industries, Inc.	204,708	11,095,174
		11,095,174
Restaurants — 1.3%
Sonic Corp.(1)	561,200	12,789,748
		12,789,748
Scientific Instruments: Electrical — 2.5%
GrafTech International Ltd.(1)	1,176,500	12,847,380
Littelfuse, Inc.	137,900	12,912,956
		25,760,336
Scientific Instruments: Pollution Control — 2.6%
Clean Harbors, Inc.(1)	236,700	12,968,793
Darling International, Inc.(1)	670,820	13,429,816
		26,398,609
Securities Brokerage & Services — 1.7%
FXCM, Inc., Class A	539,500	7,968,415
MarketAxess Holdings, Inc.	151,883	8,994,511
		16,962,926

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Semiconductors & Components — 1.8%
Microsemi Corp.(1)	748,912	$18,745,267
		18,745,267
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	347,079	10,245,772
Cabela’s, Inc.(1)	180,711	11,838,377
Shutterfly, Inc.(1)	184,779	7,886,368
Vitamin Shoppe, Inc.(1)	279,075	13,261,644
		43,232,161
Steel — 0.7%
Steel Dynamics, Inc.	425,700	7,573,203
		7,573,203
Textiles, Apparel & Shoes — 1.4%
G-III Apparel Group Ltd.(1)	192,513	13,780,081
		13,780,081
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	236,064	13,394,271
		13,394,271
Total Common Stocks (Cost $798,418,320)		991,399,716

	Principal Amount	Value
Repurchase Agreements — 2.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $21,200,000, due 4/1/2014(2)	$21,200,000	21,200,000
Total Repurchase Agreements (Cost $21,200,000)		21,200,000
Total Investments — 99.3% (Cost $819,618,320)		1,012,599,716
Other Assets, Net — 0.7%		6,955,766
Total Net Assets — 100.0%		$1,019,555,482

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$21,628,356

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$991,399,716	$—	$—	$991,399,716
Repurchase Agreements	—	21,200,000	—	21,200,000

Total	$991,399,716	$21,200,000	$—	$1,012,599,716

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 97.9%
Aerospace — 3.7%
HEICO Corp., Class A	400,383	$17,380,626
Teledyne Technologies, Inc.(1)	216,052	21,028,341
		38,408,967
Asset Management & Custodian — 2.5%
Financial Engines, Inc.	253,710	12,883,394
WisdomTree Investments, Inc.(1)	983,446	12,902,811
		25,786,205
Auto Parts — 3.3%
Dorman Products, Inc.(1)	294,237	17,377,637
Gentex Corp.	528,300	16,657,299
		34,034,936
Back Office Support, HR and Consulting — 2.7%
Huron Consulting Group, Inc.(1)	310,766	19,696,349
WageWorks, Inc.(1)	144,592	8,113,057
		27,809,406
Banks: Diversified — 1.1%
SVB Financial Group(1)	87,585	11,279,196
		11,279,196
Biotechnology — 5.5%
Cubist Pharmaceuticals, Inc.(1)	278,658	20,383,833
Ligand Pharmaceuticals, Inc.(1)	357,570	24,050,158
NPS Pharmaceuticals, Inc.(1)	415,806	12,445,074
		56,879,065
Cable Television Services — 1.6%
AMC Networks, Inc., Class A(1)	226,590	16,561,463
		16,561,463
Casinos & Gambling — 1.5%
Multimedia Games Holding Co., Inc.(1)	543,869	15,793,956
		15,793,956
Chemicals: Diversified — 2.3%
Cytec Industries, Inc.	248,300	24,236,563
		24,236,563
Chemicals: Specialty — 1.6%
Quaker Chemical Corp.	215,809	17,012,224
		17,012,224
Communications Technology — 2.5%
Finisar Corp.(1)	957,126	25,373,410
		25,373,410
Computer Services, Software & Systems — 8.8%
AOL, Inc.(1)	343,100	15,017,487
Infoblox, Inc.(1)	882,541	17,703,773
LogMeIn, Inc.(1)	682,400	30,632,936
Qlik Technologies, Inc.(1)	407,005	10,822,263
The Ultimate Software Group, Inc.(1)	126,266	17,298,442
		91,474,901
Consumer Lending — 2.4%
Portfolio Recovery Associates, Inc.(1)	427,130	24,713,742
		24,713,742

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Diversified Materials & Processing — 1.8%
Hexcel Corp.(1)	431,338	$18,780,457
		18,780,457
Education Services — 3.2%
Capella Education Co.	256,100	16,172,715
Grand Canyon Education, Inc.(1)	369,229	17,242,994
		33,415,709
Electronic Components — 1.4%
InvenSense, Inc.(1)	629,611	14,902,892
		14,902,892
Financial Data & Systems — 5.0%
Euronet Worldwide, Inc.(1)	566,600	23,564,894
Global Payments, Inc.	235,200	16,725,072
Heartland Payment Systems, Inc.	267,016	11,067,813
		51,357,779
Foods — 2.0%
The Hain Celestial Group, Inc.(1)	222,823	20,381,620
		20,381,620
Health Care Services — 2.5%
ExamWorks Group, Inc.(1)	432,311	15,135,208
Premier, Inc., Class A(1)	337,200	11,110,740
		26,245,948
Hotel/Motel — 1.3%
Orient-Express Hotels Ltd., Class A(1)	935,500	13,480,555
		13,480,555
Household Furnishings — 1.6%
Restoration Hardware Holdings, Inc.(1)	224,100	16,491,519
		16,491,519
Leisure Time — 1.5%
Norwegian Cruise Line Holdings Ltd.(1)	470,400	15,179,808
		15,179,808
Machinery: Industrial — 1.6%
The Middleby Corp.(1)	61,136	16,152,743
		16,152,743
Media — 2.0%
IMAX Corp.(1)	764,415	20,891,462
		20,891,462
Medical & Dental Instruments & Supplies — 3.0%
Globus Medical, Inc., Class A(1)	712,381	18,942,211
West Pharmaceutical Services, Inc.	276,038	12,159,474
		31,101,685
Medical Equipment — 3.4%
Cyberonics, Inc.(1)	346,975	22,640,119
PerkinElmer, Inc.	289,500	13,044,870
		35,684,989
Oil Well Equipment & Services — 1.2%
Geospace Technologies Corp.(1)	193,513	12,804,755
		12,804,755
Oil: Crude Producers — 3.4%
Bonanza Creek Energy, Inc.(1)	374,200	16,614,480

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Carrizo Oil & Gas, Inc.(1)	351,650	$18,799,209
		35,413,689
Pharmaceuticals — 1.7%
Jazz Pharmaceuticals PLC(1)	126,657	17,564,793
		17,564,793
Recreational Vehicles & Boats — 1.3%
Brunswick Corp.	284,900	12,903,121
		12,903,121
Scientific Instruments: Electrical — 3.7%
GrafTech International Ltd.(1)	1,783,600	19,476,912
Littelfuse, Inc.	202,786	18,988,881
		38,465,793
Scientific Instruments: Pollution Control — 3.8%
Clean Harbors, Inc.(1)	355,000	19,450,450
Darling International, Inc.(1)	977,920	19,577,958
		39,028,408
Securities Brokerage & Services — 1.3%
MarketAxess Holdings, Inc.	225,533	13,356,064
		13,356,064
Semiconductors & Components — 2.2%
Microsemi Corp.(1)	926,510	23,190,545
		23,190,545
Specialty Retail — 5.7%
Cabela’s, Inc.(1)	234,443	15,358,361
Shutterfly, Inc.(1)	246,909	10,538,076
Vitamin Shoppe, Inc.(1)	318,512	15,135,690
Williams-Sonoma, Inc.	268,122	17,867,650
		58,899,777
Steel — 1.1%
Steel Dynamics, Inc.	618,100	10,995,999
		10,995,999
Telecommunications Equipment — 0.8%
Ubiquiti Networks, Inc.(1)	189,212	8,603,470
		8,603,470
Truckers — 1.9%
Old Dominion Freight Line, Inc.(1)	354,397	20,108,486
		20,108,486
Total Common Stocks (Cost $831,628,094)		1,014,766,100

	Principal Amount	Value
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $30,968,000, due 4/1/2014(2)	$30,968,000	30,968,000
Total Repurchase Agreements (Cost $30,968,000)		30,968,000
Total Investments — 100.9% (Cost $862,596,094)		1,045,734,100
Other Liabilities, Net — (0.9)%		(9,218,379)
Total Net Assets — 100.0%		$1,036,515,721

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security (unaudited)	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$31,588,450

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,014,766,100	$—	$—	$1,014,766,100
Repurchase Agreements	—	30,968,000	—	30,968,000

Total	$1,014,766,100	$30,968,000	$—	$1,045,734,100

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS —RS MID CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 99.2%
Aerospace — 3.3%
B/E Aerospace, Inc.(1)	24,500	$2,126,355
Teledyne Technologies, Inc.(1)	29,430	2,864,422
		4,990,777
Asset Management & Custodian — 1.7%
Affiliated Managers Group, Inc.(1)	12,684	2,537,434
		2,537,434
Auto Parts — 3.4%
Gentex Corp.	70,800	2,232,324
LKQ Corp.(1)	111,860	2,947,511
		5,179,835
Back Office Support, HR and Consulting — 1.0%
Verisk Analytics, Inc., Class A(1)	26,380	1,581,745
		1,581,745
Banks: Diversified — 2.0%
First Republic Bank	26,700	1,441,533
SVB Financial Group(1)	12,245	1,576,911
		3,018,444
Beverage: Brewers & Distillers — 1.5%
Constellation Brands, Inc., Class A(1)	27,100	2,302,687
		2,302,687
Beverage: Soft Drinks — 1.9%
Keurig Green Mountain, Inc.	27,530	2,906,893
		2,906,893
Biotechnology — 3.1%
Cubist Pharmaceuticals, Inc.(1)	33,600	2,457,840
Ligand Pharmaceuticals, Inc.(1)	34,110	2,294,239
		4,752,079
Cable Television Services — 1.9%
AMC Networks, Inc., Class A(1)	40,200	2,938,218
		2,938,218
Chemicals: Diversified — 1.7%
Cytec Industries, Inc.	26,900	2,625,709
		2,625,709
Commercial Services: Rental & Leasing — 1.2%
United Rentals, Inc.(1)	19,700	1,870,318
		1,870,318
Computer Services, Software & Systems — 8.2%
Akamai Technologies, Inc.(1)	49,100	2,858,111
AOL, Inc.(1)	47,900	2,096,583
F5 Networks, Inc.(1)	22,892	2,440,974
Infoblox, Inc.(1)	94,381	1,893,283
Red Hat, Inc.(1)	30,600	1,621,188
Salesforce.com, Inc.(1)	26,800	1,530,012
		12,440,151
Computer Technology — 1.5%
Western Digital Corp.	24,300	2,231,226
		2,231,226

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Consumer Lending — 1.1%
FleetCor Technologies, Inc.(1)	14,160	$1,629,816
		1,629,816
Containers & Packaging — 1.5%
Rock-Tenn Co., Class A	21,270	2,245,474
		2,245,474
Diversified Materials & Processing — 1.6%
Hexcel Corp.(1)	57,530	2,504,856
		2,504,856
Drug & Grocery Store Chains — 1.3%
Sprouts Farmers Market, Inc.(1)	53,000	1,909,590
		1,909,590
Entertainment — 1.7%
Discovery Communications, Inc., Class C(1)	33,600	2,589,216
		2,589,216
Financial Data & Systems — 4.4%
Alliance Data Systems Corp.(1)	5,489	1,495,478
Global Payments, Inc.	32,700	2,325,297
Vantiv, Inc., Class A(1)	47,800	1,444,516
WEX, Inc.(1)	15,400	1,463,770
		6,729,061
Foods — 3.2%
The Hershey Co.	25,665	2,679,426
The WhiteWave Foods Co., Class A(1)	75,400	2,151,916
		4,831,342
Health Care Services — 3.8%
Cerner Corp.(1)	36,720	2,065,500
Envision Healthcare Holdings, Inc.(1)	69,500	2,351,185
Premier, Inc., Class A(1)	42,400	1,397,080
		5,813,765
Hotel/Motel — 2.4%
Wynn Resorts Ltd.	16,146	3,586,834
		3,586,834
Leisure Time — 1.6%
Norwegian Cruise Line Holdings Ltd.(1)	76,100	2,455,747
		2,455,747
Machinery: Industrial — 1.3%
The Middleby Corp.(1)	7,425	1,961,759
		1,961,759
Media — 1.7%
IMAX Corp.(1)	92,000	2,514,360
		2,514,360
Medical & Dental Instruments & Supplies — 4.2%
CR Bard, Inc.	14,480	2,142,750
West Pharmaceutical Services, Inc.	39,982	1,761,207
Zimmer Holdings, Inc.	26,000	2,459,080
		6,363,037
Medical Equipment — 1.9%
Illumina, Inc.(1)	9,315	1,384,768
PerkinElmer, Inc.	32,400	1,459,944
		2,844,712

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Metal Fabricating — 1.3%
MRC Global, Inc.(1)	74,300	$2,003,128
		2,003,128
Oil Well Equipment & Services — 1.5%
Core Laboratories N.V.	11,245	2,231,458
		2,231,458
Oil: Crude Producers — 4.7%
Concho Resources, Inc.(1)	8,515	1,043,087
Oasis Petroleum, Inc.(1)	49,500	2,065,635
Pioneer Natural Resources Co.	12,136	2,271,131
Southwestern Energy Co.(1)	38,200	1,757,582
		7,137,435
Pharmaceuticals — 2.5%
Actavis PLC(1)	8,182	1,684,265
Jazz Pharmaceuticals PLC(1)	14,980	2,077,426
		3,761,691
Recreational Vehicles & Boats — 1.2%
Brunswick Corp.	39,200	1,775,368
		1,775,368
Restaurants — 1.5%
Chipotle Mexican Grill, Inc.(1)	4,091	2,323,893
		2,323,893
Scientific Instruments: Control & Filter — 1.6%
Flowserve Corp.	30,200	2,365,868
		2,365,868
Scientific Instruments: Electrical — 1.7%
AMETEK, Inc.	49,195	2,533,050
		2,533,050
Securities Brokerage & Services — 1.4%
IntercontinentalExchange Group, Inc.	10,993	2,174,745
		2,174,745
Semiconductors & Components — 4.0%
Avago Technologies Ltd.	48,300	3,111,003
Micron Technology, Inc.(1)	61,000	1,443,260
NXP Semiconductor N.V.(1)	26,000	1,529,060
		6,083,323
Specialty Retail — 8.9%
Advance Auto Parts, Inc.	20,260	2,562,890
Burlington Stores, Inc.(1)	68,900	2,033,928
Cabela’s, Inc.(1)	29,200	1,912,892
Shutterfly, Inc.(1)	31,200	1,331,616
Tractor Supply Co.	37,050	2,616,841
Williams-Sonoma, Inc.	45,100	3,005,464
		13,463,631
Steel — 0.9%
Steel Dynamics, Inc.	79,500	1,414,305
		1,414,305
Telecommunications Equipment — 0.6%
Ubiquiti Networks, Inc.(1)	21,164	962,327
		962,327

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Textiles, Apparel & Shoes — 1.8%
Michael Kors Holdings Ltd.(1)	28,580	$2,665,657
		2,665,657
Truckers — 1.5%
Old Dominion Freight Line, Inc.(1)	39,855	2,261,373
		2,261,373
Total Common Stocks (Cost $127,161,524)		150,512,337

	Principal Amount	Value
Repurchase Agreements — 0.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $306,000, due 4/1/2014(2)	$306,000	306,000
Total Repurchase Agreements (Cost $306,000)		306,000
Total Investments — 99.4% (Cost $127,467,524)		150,818,337
Other Assets, Net — 0.6%		921,323
Total Net Assets — 100.0%		$151,739,660

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.625%	11/30/2017	$313,040

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$150,512,337	$—	$—	$150,512,337
Repurchase Agreements	—	306,000	—	306,000

Total	$150,512,337	$306,000	$—	$150,818,337

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 99.6%
Aerospace — 1.7%
B/E Aerospace, Inc.(1)	50,400	$4,374,216
		4,374,216
Asset Management & Custodian — 2.2%
Affiliated Managers Group, Inc.(1)	27,147	5,430,757
		5,430,757
Auto Parts — 2.4%
LKQ Corp.(1)	232,636	6,129,959
		6,129,959
Automobiles — 1.5%
General Motors Co.	110,800	3,813,736
		3,813,736
Back Office Support, HR and Consulting — 1.2%
Verisk Analytics, Inc., Class A(1)	51,279	3,074,689
		3,074,689
Beverage: Brewers & Distillers — 2.1%
Constellation Brands, Inc., Class A(1)	62,800	5,336,116
		5,336,116
Beverage: Soft Drinks — 1.8%
Keurig Green Mountain, Inc.	42,195	4,455,370
		4,455,370
Biotechnology — 4.2%
Biogen Idec, Inc.(1)	16,743	5,121,181
Celgene Corp.(1)	38,515	5,376,694
		10,497,875
Cable Television Services — 1.9%
Comcast Corp., Special Class A	95,500	4,656,580
		4,656,580
Casinos & Gambling — 1.9%
Las Vegas Sands Corp.	58,500	4,725,630
		4,725,630
Chemicals: Diversified — 1.6%
Ecolab, Inc.	36,637	3,956,430
		3,956,430
Commercial Services: Rental & Leasing — 1.6%
United Rentals, Inc.(1)	43,300	4,110,902
		4,110,902
Computer Services, Software & Systems — 14.9%
Akamai Technologies, Inc.(1)	96,300	5,605,623
F5 Networks, Inc.(1)	45,807	4,884,401
Facebook, Inc., Class A(1)	143,900	8,668,536
Google, Inc., Class A(1)	7,477	8,333,191
Salesforce.com, Inc.(1)	52,580	3,001,792
VMware, Inc., Class A(1)	63,800	6,891,676
		37,385,219
Computer Technology — 1.4%
Western Digital Corp.	39,200	3,599,344
		3,599,344

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Consumer Lending — 1.4%
FleetCor Technologies, Inc.(1)	31,325	$3,605,508
		3,605,508
Containers & Packaging — 1.9%
Rock-Tenn Co., Class A	44,720	4,721,090
		4,721,090
Diversified Manufacturing Operations — 1.8%
Danaher Corp.	58,611	4,395,825
		4,395,825
Diversified Retail — 3.3%
Amazon.com, Inc.(1)	10,286	3,461,445
Costco Wholesale Corp.	42,178	4,710,439
		8,171,884
Drug & Grocery Store Chains — 1.3%
Walgreen Co.	48,900	3,228,867
		3,228,867
Entertainment — 1.9%
Discovery Communications, Inc., Class C(1)	62,595	4,823,571
		4,823,571
Financial Data & Systems — 3.7%
Alliance Data Systems Corp.(1)	12,165	3,314,354
MasterCard, Inc., Class A	23,710	1,771,137
Visa, Inc., Class A	19,759	4,265,178
		9,350,669
Foods — 3.7%
Mondelez International, Inc., Class A	90,430	3,124,356
The Hershey Co.	60,000	6,264,000
		9,388,356
Health Care Management Services — 1.4%
UnitedHealth Group, Inc.	41,930	3,437,841
		3,437,841
Health Care Services — 0.9%
Cerner Corp.(1)	41,126	2,313,338
		2,313,338
Hotel/Motel — 1.9%
Wynn Resorts Ltd.	21,867	4,857,754
		4,857,754
Leisure Time — 2.9%
Norwegian Cruise Line Holdings Ltd.(1)	136,100	4,391,947
Priceline.com, Inc.(1)	2,341	2,790,214
		7,182,161
Medical & Dental Instruments & Supplies — 2.5%
CR Bard, Inc.	19,195	2,840,476
Zimmer Holdings, Inc.	37,100	3,508,918
		6,349,394
Metal Fabricating — 1.8%
Precision Castparts Corp.	18,351	4,638,399
		4,638,399
Oil Well Equipment & Services — 3.5%
Core Laboratories N.V.	23,710	4,705,012
Schlumberger Ltd.	41,400	4,036,500
		8,741,512

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
Oil: Crude Producers — 2.2%
Concho Resources, Inc.(1)	18,308	$2,242,730
EOG Resources, Inc.	16,465	3,229,939
		5,472,669
Pharmaceuticals — 5.3%
Gilead Sciences, Inc.(1)	130,080	9,217,469
Jazz Pharmaceuticals PLC(1)	29,905	4,147,225
		13,364,694
Restaurants — 2.7%
Chipotle Mexican Grill, Inc.(1)	4,536	2,576,675
Starbucks Corp.	58,300	4,278,054
		6,854,729
Scientific Instruments: Control & Filter — 1.9%
Flowserve Corp.	62,000	4,857,080
		4,857,080
Scientific Instruments: Electrical — 1.8%
AMETEK, Inc.	90,094	4,638,940
		4,638,940
Securities Brokerage & Services — 1.8%
IntercontinentalExchange Group, Inc.	23,348	4,618,935
		4,618,935
Semiconductors & Components — 4.7%
Avago Technologies Ltd.	87,200	5,616,552
Micron Technology, Inc.(1)	96,600	2,285,556
NXP Semiconductor N.V.(1)	65,100	3,828,531
		11,730,639
Specialty Retail — 4.9%
Advance Auto Parts, Inc.	41,735	5,279,477
The Home Depot, Inc.	87,390	6,915,171
		12,194,648
Total Common Stocks (Cost $185,488,507)		250,485,326

	Principal Amount	Value
Repurchase Agreements — 0.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $1,295,000, due 4/1/2014(2)	$1,295,000	1,295,000
Total Repurchase Agreements (Cost $1,295,000)		1,295,000
Total Investments — 100.1% (Cost $186,783,507)		251,780,326
Other Liabilities, Net — (0.1)%		(209,380)
Total Net Assets — 100.0%		$251,570,946

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$1,322,944

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$250,485,326	$—	$—	$250,485,326
Repurchase Agreements	—	1,295,000	—	1,295,000

Total	$250,485,326	$1,295,000	$—	$251,780,326

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 96.6%
Advertising Agencies — 2.1%
Constant Contact, Inc.(1)	91,800	$2,245,428
Nielsen Holdings N.V.	53,100	2,369,853
		4,615,281
Cable Television Services — 1.0%
Comcast Corp., Special Class A	46,700	2,277,092
		2,277,092
Communications Technology — 12.6%
Aruba Networks, Inc.(1)	137,108	2,570,775
Ciena Corp.(1)	199,400	4,534,356
Finisar Corp.(1)	243,000	6,441,930
Infinera Corp.(1)	191,900	1,742,452
JDS Uniphase Corp.(1)	330,100	4,621,400
Procera Networks, Inc.(1)	353,000	3,667,670
RingCentral, Inc., Class A(1)	81,600	1,476,960
ShoreTel, Inc.(1)	317,500	2,730,500
		27,786,043
Computer Services, Software & Systems — 49.8%
2U, Inc.(1)	17,500	238,875
A10 Networks, Inc.(1)	10,000	150,400
Akamai Technologies, Inc.(1)	54,200	3,154,982
AOL, Inc.(1)	57,400	2,512,398
Bazaarvoice, Inc.(1)	384,500	2,806,850
BroadSoft, Inc.(1)	62,944	1,682,493
Callidus Software, Inc.(1)	140,400	1,757,808
Citrix Systems, Inc.(1)	38,300	2,199,569
CommVault Systems, Inc.(1)	31,800	2,065,410
Endurance International Group Holdings, Inc.(1)	201,400	2,620,214
F5 Networks, Inc.(1)	41,388	4,413,202
Facebook, Inc., Class A(1)	152,800	9,204,672
Google, Inc., Class A(1)	17,060	19,013,541
Guidewire Software, Inc.(1)	54,300	2,663,415
Infoblox, Inc.(1)	135,118	2,710,467
Informatica Corp.(1)	49,300	1,862,554
Infosys Ltd., ADR	37,100	2,010,078
LogMeIn, Inc.(1)	107,700	4,834,653
Mavenir Systems, Inc.(1)	275,700	4,935,030
NetSuite, Inc.(1)	49,400	4,684,602
Proofpoint, Inc.(1)	110,510	4,097,711
PTC, Inc.(1)	45,700	1,619,151
Qihoo 360 Technology Co. Ltd., ADR(1)	15,505	1,543,988
Qlik Technologies, Inc.(1)	81,900	2,177,721
Red Hat, Inc.(1)	39,000	2,066,220
RetailMeNot, Inc.(1)	80,400	2,572,800
Salesforce.com, Inc.(1)	72,100	4,116,189
SolarWinds, Inc.(1)	58,500	2,493,855
SPS Commerce, Inc.(1)	33,220	2,041,369
The Ultimate Software Group, Inc.(1)	10,030	1,374,110
VMware, Inc., Class A(1)	58,300	6,297,566
Yahoo!, Inc.(1)	72,300	2,595,570
YY, Inc., ADR(1)	20,500	1,565,380
		110,082,843
Computer Technology — 3.0%
Fusion-io, Inc.(1)	319,300	3,359,036
Silicon Graphics International Corp.(1)	266,300	3,270,164
		6,629,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2014 (unaudited)	Shares	Value
Consumer Electronics — 0.8%
Garmin Ltd.	32,800	$1,812,528
		1,812,528
Diversified Retail — 2.7%
Amazon.com, Inc.(1)	17,726	5,965,154
		5,965,154
Electronic Components — 1.4%
InvenSense, Inc.(1)	131,800	3,119,706
		3,119,706
Electronic Entertainment — 1.2%
Glu Mobile, Inc.(1)	548,000	2,597,520
		2,597,520
Energy Equipment — 1.7%
JA Solar Holdings Co. Ltd., ADR(1)	361,500	3,676,455
		3,676,455
Health Care Services — 0.4%
Veeva Systems, Inc., Class A(1)	29,500	787,650
		787,650
Leisure Time — 2.2%
Ctrip.com International Ltd., ADR(1)	52,100	2,626,882
Priceline.com, Inc.(1)	1,929	2,299,156
		4,926,038
Media — 1.0%
IMAX Corp.(1)	80,300	2,194,599
		2,194,599
Pharmaceuticals — 1.5%
Gilead Sciences, Inc.(1)	46,600	3,302,076
		3,302,076
Production Technology Equipment — 0.9%
Nanometrics, Inc.(1)	112,900	2,028,813
		2,028,813
Semiconductors & Components — 10.3%
Ambarella, Inc.(1)	93,400	2,494,714
Avago Technologies Ltd.	47,900	3,085,239
Micrel, Inc.	132,250	1,465,330
Micron Technology, Inc.(1)	138,100	3,267,446
Microsemi Corp.(1)	175,600	4,395,268
Monolithic Power Systems, Inc.(1)	65,300	2,531,681
NXP Semiconductor N.V.(1)	38,000	2,234,780
O2Micro International Ltd., ADR(1)	242,312	794,783
OmniVision Technologies, Inc.(1)	138,173	2,445,662
		22,714,903
Specialty Retail — 0.8%
Shutterfly, Inc.(1)	41,500	1,771,220
		1,771,220
Technology: Miscellaneous — 1.9%
Fabrinet(1)	203,100	4,218,387
		4,218,387
Telecommunications Equipment — 1.3%
Applied Optoelectronics, Inc.(1)	50,000	1,233,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2014 (unaudited)	Shares	Value
Ubiquiti Networks, Inc.(1)	38,732	$1,761,144
		2,994,644
Total Common Stocks (Cost $172,358,128)		213,500,152

	Principal Amount	Value
Repurchase Agreements — 3.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $8,336,000, due 4/1/2014(2)	$8,336,000	8,336,000
Total Repurchase Agreements (Cost $8,336,000)		8,336,000
Total Investments — 100.4% (Cost $180,694,128)		221,836,152
Other Liabilities, Net — (0.4)%		(849,552)
Total Net Assets — 100.0%		$220,986,600

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	8/15/2042	$8,506,844

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$213,500,152	$—	$—	$213,500,152
Repurchase Agreements	—	8,336,000	—	8,336,000

Total	$213,500,152	$8,336,000	$—	$221,836,152

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 97.3%
Aerospace — 2.6%
HEICO Corp., Class A	37,891	$1,644,848
Teledyne Technologies, Inc.(1)	18,070	1,758,753
		3,403,601
Asset Management & Custodian — 2.0%
Financial Engines, Inc.	31,300	1,589,414
WisdomTree Investments, Inc.(1)	81,200	1,065,344
		2,654,758
Auto Parts — 1.2%
Dorman Products, Inc.(1)	27,400	1,618,244
		1,618,244
Back Office Support, HR and Consulting — 3.4%
Huron Consulting Group, Inc.(1)	27,000	1,711,260
Robert Half International, Inc.	37,316	1,565,406
WageWorks, Inc.(1)	20,500	1,150,255
		4,426,921
Banks: Diversified — 1.7%
Customers Bancorp, Inc.(1)	54,800	1,143,676
Signature Bank(1)	8,551	1,073,920
		2,217,596
Biotechnology — 7.8%
Amicus Therapeutics, Inc.(1)	242,700	502,389
Bluebird Bio, Inc.(1)	26,800	609,432
Intercept Pharmaceuticals, Inc.(1)	3,104	1,023,668
KYTHERA Biopharmaceuticals, Inc.(1)	21,900	870,744
Ligand Pharmaceuticals, Inc.(1)	32,760	2,203,438
NPS Pharmaceuticals, Inc.(1)	45,442	1,360,079
Orexigen Therapeutics, Inc.(1)	171,000	1,111,500
Receptos, Inc.(1)	25,300	1,061,082
Revance Therapeutics, Inc.(1)	23,700	746,550
Ultragenyx Pharmaceutical, Inc.(1)	13,797	674,535
		10,163,417
Casinos & Gambling — 1.2%
Multimedia Games Holding Co., Inc.(1)	55,665	1,616,512
		1,616,512
Chemicals: Diversified — 1.5%
Cytec Industries, Inc.	20,000	1,952,200
		1,952,200
Chemicals: Specialty — 1.4%
Quaker Chemical Corp.	22,200	1,750,026
		1,750,026
Communications Technology — 4.7%
Aruba Networks, Inc.(1)	89,384	1,675,950
Finisar Corp.(1)	98,077	2,600,021
RingCentral, Inc., Class A(1)	101,500	1,837,150
		6,113,121
Computer Services, Software & Systems — 10.2%
2U, Inc.(1)	10,200	139,230
Aspen Technology, Inc.(1)	27,869	1,180,531
Borderfree, Inc.(1)	3,400	63,376
Castlight Health, Inc., Class B(1)	800	16,976
Infoblox, Inc.(1)	77,285	1,550,337

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2014 (unaudited)	Shares	Value
LogMeIn, Inc.(1)	71,900	$3,227,591
Proofpoint, Inc.(1)	74,200	2,751,336
Qlik Technologies, Inc.(1)	45,900	1,220,481
SPS Commerce, Inc.(1)	26,600	1,634,570
The Ultimate Software Group, Inc.(1)	10,883	1,490,971
		13,275,399
Computer Technology — 1.1%
Silicon Graphics International Corp.(1)	115,300	1,415,884
		1,415,884
Consumer Lending — 1.6%
Portfolio Recovery Associates, Inc.(1)	35,818	2,072,429
		2,072,429
Diversified Materials & Processing — 1.3%
Hexcel Corp.(1)	37,210	1,620,123
		1,620,123
Education Services — 2.5%
Capella Education Co.	25,500	1,610,325
Grand Canyon Education, Inc.(1)	34,880	1,628,896
		3,239,221
Electronic Components — 1.3%
InvenSense, Inc.(1)	71,800	1,699,506
		1,699,506
Financial Data & Systems — 2.3%
Euronet Worldwide, Inc.(1)	47,000	1,954,730
Heartland Payment Systems, Inc.	23,359	968,231
		2,922,961
Foods — 2.9%
The Hain Celestial Group, Inc.(1)	22,650	2,071,796
The WhiteWave Foods Co., Class A(1)	60,000	1,712,400
		3,784,196
Health Care Facilities — 0.8%
Surgical Care Affiliates, Inc.(1)	34,600	1,063,950
		1,063,950
Health Care Services — 3.5%
Acadia Healthcare Co., Inc.(1)	41,800	1,886,016
AMN Healthcare Services, Inc.(1)	97,116	1,334,374
ExamWorks Group, Inc.(1)	36,700	1,284,867
		4,505,257
Hotel/Motel — 0.9%
Orient-Express Hotels Ltd., Class A(1)	79,200	1,141,272
		1,141,272
Household Furnishings — 1.4%
Restoration Hardware Holdings, Inc.(1)	24,300	1,788,237
		1,788,237
Machinery: Industrial — 1.0%
The Middleby Corp.(1)	5,068	1,339,016
		1,339,016
Media — 1.6%
IMAX Corp.(1)	77,900	2,129,007
		2,129,007

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2014 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — 3.0%
AtriCure, Inc.(1)	46,429	$873,329
Globus Medical, Inc., Class A(1)	67,400	1,792,166
West Pharmaceutical Services, Inc.	27,170	1,196,839
		3,862,334
Medical Equipment — 5.1%
Cyberonics, Inc.(1)	29,621	1,932,770
DexCom, Inc.(1)	40,177	1,661,721
Fluidigm Corp.(1)	23,200	1,022,424
NanoString Technologies, Inc.(1)	17,400	359,310
Zeltiq Aesthetics, Inc.(1)	87,000	1,706,070
		6,682,295
Metal Fabricating — 1.1%
MRC Global, Inc.(1)	53,900	1,453,144
		1,453,144
Office Supplies & Equipment — 1.6%
Steelcase, Inc., Class A	122,000	2,026,420
		2,026,420
Oil Well Equipment & Services — 2.5%
Geospace Technologies Corp.(1)	16,088	1,064,543
Matrix Service Co.(1)	34,000	1,148,520
RigNet, Inc.(1)	18,279	983,959
		3,197,022
Oil: Crude Producers — 2.7%
Bonanza Creek Energy, Inc.(1)	30,500	1,354,200
Carrizo Oil & Gas, Inc.(1)	28,900	1,544,994
Diamondback Energy, Inc.(1)	8,000	538,480
		3,437,674
Pharmaceuticals — 2.4%
Aratana Therapeutics, Inc.(1)	43,300	803,648
Endocyte, Inc.(1)	36,100	859,541
Pacira Pharmaceuticals, Inc.(1)	21,600	1,511,784
		3,174,973
Production Technology Equipment — 0.9%
FEI Co.	11,695	1,204,819
		1,204,819
Recreational Vehicles & Boats — 1.0%
Drew Industries, Inc.	25,000	1,355,000
		1,355,000
Restaurants — 1.3%
Sonic Corp.(1)	72,500	1,652,275
		1,652,275
Scientific Instruments: Electrical — 2.5%
GrafTech International Ltd.(1)	150,600	1,644,552
Littelfuse, Inc.	16,900	1,582,516
		3,227,068
Scientific Instruments: Pollution Control — 2.5%
Clean Harbors, Inc.(1)	29,200	1,599,868
Darling International, Inc.(1)	83,110	1,663,862
		3,263,730
Securities Brokerage & Services — 1.6%
FXCM, Inc., Class A	67,600	998,452

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2014 (unaudited)	Shares	Value
MarketAxess Holdings, Inc.	19,082	$1,130,036
		2,128,488
Semiconductors & Components — 1.8%
Microsemi Corp.(1)	91,156	2,281,635
		2,281,635
Specialty Retail — 4.1%
Burlington Stores, Inc.(1)	43,000	1,269,360
Cabela’s, Inc.(1)	22,000	1,441,220
Shutterfly, Inc.(1)	23,180	989,323
Vitamin Shoppe, Inc.(1)	34,083	1,619,624
		5,319,527
Steel — 0.7%
Steel Dynamics, Inc.	53,400	949,986
		949,986
Textiles, Apparel & Shoes — 1.3%
G-III Apparel Group Ltd.(1)	24,300	1,739,394
		1,739,394
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	28,523	1,618,395
		1,618,395
Total Common Stocks (Cost $99,606,777)		126,487,033

	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $3,058,000, due 4/1/2014(2)	$3,058,000	3,058,000
Total Repurchase Agreements (Cost $3,058,000)		3,058,000
Total Investments — 99.7% (Cost $102,664,777)		129,545,033
Other Assets, Net — 0.3%		387,620
Total Net Assets — 100.0%		$129,932,653

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	8/15/2042	$3,121,031

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$126,487,033	$—	$—	$126,487,033
Repurchase Agreements	—	3,058,000	—	3,058,000

Total	$126,487,033	$3,058,000	$—	$129,545,033

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 95.8%
Australia — 7.5%
Australia & New Zealand Banking Group Ltd.	12,646	$389,028
BHP Billiton Ltd.	20,837	706,275
Commonwealth Bank of Australia	8,705	626,668
CSL Ltd.	5,448	351,896
Macquarie Group Ltd.	7,426	400,424
Westpac Banking Corp.	13,494	433,868
Woodside Petroleum Ltd.	8,376	303,290
		3,211,449
Denmark — 3.4%
Coloplast A/S, Class B	8,081	653,357
Pandora A/S	3,901	257,460
Royal UNIBREW A/S	3,191	531,112
		1,441,929
France — 9.5%
AXA S.A.	16,275	422,804
BNP Paribas S.A.	7,476	576,393
Cap Gemini S.A.	5,049	382,242
GDF Suez	22,178	606,679
Natixis	37,417	274,798
Teleperformance	2,571	148,980
Total S.A.	14,957	984,537
Vinci S.A.	9,480	703,694
		4,100,127
Germany — 7.2%
Allianz SE (Reg S)	2,624	443,505
BASF SE	3,707	412,488
Daimler AG (Reg S)	5,829	551,416
Deutsche Post AG (Reg S)	11,715	435,534
Drillisch AG	9,693	352,057
ProSiebenSat.1 Media AG (Reg S)	7,607	348,927
Siemens AG (Reg S)	3,955	533,381
		3,077,308
Hong Kong — 1.9%
Cheung Kong Holdings Ltd.	18,000	299,066
Galaxy Entertainment Group Ltd.(1)	6,420	56,076
Hutchison Whampoa Ltd.	22,000	292,264
Sands China Ltd.	20,800	155,730
Tencent Holdings Ltd.	500	34,900
		838,036
Italy — 2.5%
Enel S.p.A.	86,426	488,840
MARR S.p.A.	11,250	220,739
Recordati S.p.A.	11,220	196,233
Unione di Banche Italiane S.C.p.A.	18,790	177,280
		1,083,092
Japan — 15.6%
Astellas Pharma, Inc.	27,500	326,496
Brother Industries Ltd.	22,500	314,600
Chubu Electric Power Co., Inc.(1)	16,000	188,248
Daito Trust Construction Co. Ltd.	3,700	342,724
East Japan Railway Co.	5,200	383,019
FUJIFILM Holdings Corp.	9,700	260,367
Hitachi Ltd.	60,000	444,123
Honda Motor Co. Ltd.	10,000	351,867
Horiba Ltd.	3,357	126,787
Konica Minolta, Inc.	24,500	229,213
Mitsubishi UFJ Financial Group, Inc.	57,500	316,640
Mitsui Fudosan Co. Ltd.	2,000	61,016
Mizuho Financial Group, Inc.	131,941	261,488

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2014 (unaudited)	Shares	Value
Nippon Telegraph & Telephone Corp.	6,700	$364,089
Obic Co. Ltd.	13,500	426,009
Omron Corp.	4,700	194,471
Rohto Pharmaceutical Co. Ltd.	21,780	384,596
SoftBank Corp.	3,000	226,705
Sumitomo Mitsui Financial Group, Inc.	8,705	373,130
Tokyo Gas Co. Ltd.	26,000	131,837
Toyota Motor Corp.	13,400	755,677
Tsuruha Holdings, Inc.	2,644	260,484
		6,723,586
Netherlands — 6.3%
DE Master Blenders 1753 NV(1)(2)(3)	37,325	642,760
ING Groep NV, CVA(1)	14,777	210,154
Koninklijke Ahold NV	31,674	636,217
Koninklijke KPN NV(1)	43,023	151,874
Randstad Holding NV	4,984	291,707
Wolters Kluwer NV	27,232	767,704
		2,700,416
New Zealand — 1.3%
Fisher & Paykel Healthcare Corp. Ltd.	96,932	357,555
SKY Network Television Ltd.	39,938	216,862
		574,417
Norway — 3.0%
DNB ASA	28,500	495,226
Statoil ASA	27,468	775,002
		1,270,228
Spain — 2.7%
Amadeus IT Holding S.A., Class A	11,898	494,422
Ferrovial S.A.	23,414	507,563
Telefonica S.A.	8,871	140,576
		1,142,561
Sweden — 2.6%
NCC AB, Class B	6,116	221,496
Skandinaviska Enskilda Banken AB, Class A	37,978	521,715
Swedbank AB, Class A	14,633	392,833
		1,136,044
Switzerland — 11.6%
Actelion Ltd. (Reg S)(1)	2,967	281,177
Helvetia Holding AG (Reg S)	531	272,417
Nestle S.A. (Reg S)	3,515	264,572
Novartis AG, ADR	12,035	1,023,216
Roche Holding AG	4,939	1,485,472
Swiss Life Holding AG (Reg S)(1)	1,894	465,767
Swisscom AG (Reg S)	1,518	932,621
U-Blox AG(1)	2,046	281,405
		5,006,647
United Kingdom — 20.7%
Afren PLC(1)	57,460	135,383
Ashtead Group PLC	18,778	298,224
Aviva PLC	16,299	130,045
Barclays PLC	51,079	198,773
BP PLC, ADR	5,942	285,810
British American Tobacco PLC	16,992	947,911
British Land Co. PLC	33,009	360,171
British Sky Broadcasting Group PLC	27,109	412,628
Britvic PLC	22,126	273,876
BT Group PLC	95,632	608,194
Drax Group PLC	23,927	305,930
Essentra PLC	14,615	212,996
GlaxoSmithKline PLC	35,026	933,980

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2014 (unaudited)	Shares	Value
Glencore Xstrata PLC(1)	37,507	$193,471
HSBC Holdings PLC	17,017	172,304
Lloyds Banking Group PLC(1)	421,706	527,562
Next PLC	5,233	575,895
Reed Elsevier PLC	50,625	773,626
Rightmove PLC	3,727	164,005
Rio Tinto PLC	5,975	333,212
Royal Dutch Shell PLC, Class A	13,139	480,070
Royal Dutch Shell PLC, Class B	4,888	190,830
Schroders PLC	3,252	141,037
WPP PLC	10,800	223,151
		8,879,084
Total Common Stocks (Cost $38,182,071)		41,184,924

	Shares	Value
Exchange-Traded Funds — 1.6%
United States — 1.6%
iShares MSCI EAFE ETF	10,043	674,588
		674,588
Total Exchange-Traded Funds (Cost $649,804)		674,588

	Principal Amount	Value
Repurchase Agreements — 2.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $1,008,000, due 4/1/2014(4)	$1,008,000	1,008,000
Total Repurchase Agreements (Cost $1,008,000)		1,008,000
Total Investments — 99.7% (Cost $39,839,875)		42,867,512
Other Assets, Net — 0.3%		119,047
Total Net Assets — 100.0%		$42,986,559

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
DE Master Blenders 1753 NV	37,325	$599,276	$642,760	7/3/2013	1.50%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.625%	11/30/2017	$1,032,053

Legend:

ADR — American Depositary Receipt.

CVA — Certificaten Van Aandelen (Certificate of Shares)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Other	$2,888,983	$37,653,181	*	$—	$40,542,164
DE Master Blenders 1753 NV	—	—		642,760	642,760
Exchange-Traded Funds	674,588	—		—	674,588
Repurchase Agreements	—	1,008,000		—	1,008,000

Total	$3,563,571	$38,661,181		$642,760	$42,867,512

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 12/31/2013	$641,850
Change in unrealized appreciation/depreciation	910
Net realized gain/loss	—
Purchases	—
Sales	—
Transfers into/out of Level 3	—
Balance as of 3/31/2014	$642,760

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security (unaudited)	Fair Value at 3/31/2014	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
DE Master Blenders 1753 NV	$642,760	Buy-out price	Expected buy-out price to be paid after completion of statutory buy-out proceedings	$17.22 per share

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 94.3%
Brazil — 5.1%
AMBEV S.A., ADR	792,246	$5,870,543
BB Seguridade Participacoes S.A.	243,100	2,690,278
Even Construtora e Incorporadora S.A.	489,800	1,640,582
Petroleo Brasileiro S.A., ADR	427,853	5,626,267
Sao Martinho S.A.	121,708	1,662,824
Ser Educacional S.A.(1)	180,600	1,583,931
Ultrapar Participacoes S.A., ADR	135,337	3,260,268
		22,334,693
Chile — 1.2%
Banco de Chile	21,068,213	2,658,619
Enersis S.A., ADR	171,162	2,658,146
		5,316,765
Colombia — 0.8%
Cemex Latam Holdings S.A.(1)	198,894	1,656,156
Pacific Rubiales Energy Corp.	108,847	1,942,967
		3,599,123
Greece — 0.4%
Piraeus Bank S.A.(1)	614,719	1,684,573
		1,684,573
Hong Kong — 2.2%
China Pioneer Pharma Holdings Ltd.(1)	5,996,000	3,158,626
Huadian Fuxin Energy Corp. Ltd., H shares	4,124,823	2,249,548
Sands China Ltd.	236,400	1,769,926
Xinyi Glass Holdings Ltd.	2,947,342	2,404,344
		9,582,444
India — 6.8%
HCL Technologies Ltd.	230,302	5,379,184
HDFC Bank Ltd., ADR	70,580	2,895,897
ICICI Bank Ltd., ADR	174,441	7,640,516
Lupin Ltd.	207,056	3,225,994
NMDC Ltd.	585,812	1,366,374
Raymond Ltd.	225,934	1,144,493
Tata Motors Ltd., ADR	140,206	4,964,694
Tech Mahindra Ltd.	117,558	3,534,742
		30,151,894
Indonesia — 2.9%
PT Adaro Energy Tbk	25,081,724	2,182,190
PT Bank Rakyat Indonesia (Persero) Tbk	5,567,900	4,733,712
PT Telekomunikasi Indonesia (Persero) Tbk	30,329,700	5,928,566
		12,844,468
Malaysia — 2.0%
AMMB Holdings Bhd	998,500	2,196,924
Tenaga Nasional Bhd	1,814,181	6,644,058
		8,840,982
Mexico — 3.6%
Alsea S.A.B. de C.V.	429,900	1,559,172
America Movil S.A.B. de C.V., ADR, Series L	104,947	2,086,346
Cemex S.A.B. de C.V.(1)	1,706,975	2,163,872
Gruma S.A.B. de C.V., Class B(1)	424,555	3,512,079
Grupo Financiero Inbursa S.A.B. de C.V.	931,900	2,407,643
Grupo Mexico S.A.B. de C.V., Series B	736,206	2,323,288
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	128,800	1,730,126
		15,782,526

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2014 (unaudited)	Shares	Value
Panama — 0.5%
Copa Holdings S.A., Class A	15,155	$2,200,355
		2,200,355
People’s Republic of China — 16.7%
Bank of China Ltd., H shares	15,855,000	7,043,945
China Communications Construction Co. Ltd., H shares	3,931,000	2,749,288
China Construction Bank Corp., H shares	12,380,857	8,690,632
China Mobile Ltd.	351,840	3,230,395
China Oilfield Services Ltd., H shares	1,104,000	2,605,860
China Petroleum & Chemical Corp., H shares	8,229,805	7,382,464
China Resources Cement Holdings Ltd.	3,700,000	2,923,171
China Shipping Development Co. Ltd., H shares(1)	4,602,000	2,638,803
CNOOC Ltd.	1,534,000	2,322,509
Haier Electronics Group Co. Ltd.	823,000	2,233,811
Ju Teng International Holdings Ltd.	2,134,000	1,513,805
New China Life Insurance Co. Ltd., H shares(1)	1,629,100	4,934,278
Ping An Insurance (Group) Co. of China Ltd., H shares	492,500	4,093,103
REXLot Holdings Ltd.	14,625,000	1,700,888
Shenzhen International Holdings Ltd.	3,072,500	3,855,196
Shimao Property Holdings Ltd.	1,361,500	2,997,227
Tencent Holdings Ltd.	118,763	8,289,677
Want Want China Holdings Ltd.	1,875,187	2,795,819
YY, Inc., ADR(1)	20,165	1,539,799
		73,540,670
Peru — 1.2%
Credicorp Ltd.	24,286	3,349,525
Southern Copper Corp.	68,859	2,004,486
		5,354,011
Philippines — 1.8%
BDO Unibank, Inc.	1,296,730	2,462,935
Emperador, Inc.(1)	7,913,800	2,061,170
Universal Robina Corp.	1,006,520	3,193,925
		7,718,030
Poland — 1.4%
Bank Zachodni WBK S.A.	21,187	2,894,521
LPP S.A.	645	1,895,880
Powszechna Kasa Oszczednosci Bank Polski S.A.	96,567	1,358,011
		6,148,412
Russia — 4.4%
Aeroflot - Russian Airlines OJSC	575,133	906,210
Etalon Group Ltd., GDR, (Reg S)(1)	339,615	1,321,102
Gazprom OAO, ADR	499,205	3,878,823
Lukoil OAO, ADR	30,987	1,732,948
Magnit OJSC	12,350	2,852,349
Sberbank of Russia, ADR	322,903	3,144,047
Sistema JSFC, GDR, (Reg S)	153,313	3,451,076
Yandex NV, Class A(1)	63,380	1,913,442
		19,199,997
Singapore — 0.5%
Wilmar International Ltd.	796,000	2,193,363
		2,193,363
South Africa — 7.3%
African Rainbow Minerals Ltd.	129,814	2,567,876
Barclays Africa Group Ltd.	283,664	4,017,372
Coronation Fund Managers Ltd.	254,970	2,396,099
MMI Holdings Ltd.	944,868	2,210,015
Mondi PLC	193,666	3,393,737
Naspers Ltd., N shares	68,270	7,522,872
Sasol Ltd.	108,849	6,087,445

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2014 (unaudited)	Shares	Value
Steinhoff International Holdings Ltd.	815,180	$3,942,633
		32,138,049
South Korea — 17.4%
BS Financial Group, Inc.	215,920	3,063,440
Hyosung Corp.	28,220	2,041,510
Hyundai Motor Co.	33,731	7,975,736
Hyundai Steel Co.	32,619	2,115,798
KB Financial Group, Inc.	146,770	5,149,727
KCC Corp.	9,425	4,838,262
Korea Electric Power Corp.	153,800	5,279,214
LG Hausys Ltd.	24,411	3,658,656
Medy-Tox, Inc.	16,669	2,271,276
Meritz Fire & Marine Insurance Co. Ltd.	230,830	3,230,274
NAVER Corp.	2,896	2,116,022
Paradise Co. Ltd.	94,935	2,902,106
Samkee Automotive Co. Ltd.	207,160	1,560,530
Samsung C&T Corp.	42,207	2,453,942
Samsung Electronics Co. Ltd.	12,169	15,383,715
Seoul Semiconductor Co. Ltd.	85,808	3,664,488
Shinhan Financial Group Co. Ltd.	51,320	2,270,717
SK Hynix, Inc.(1)	120,794	4,098,646
SK Telecom Co. Ltd., ADR	120,588	2,721,671
		76,795,730
Taiwan — 13.6%
Asustek Computer, Inc.	227,000	2,249,310
AU Optronics Corp.(1)	6,312,000	2,234,713
Catcher Technology Co. Ltd.	532,000	3,862,779
Cathay Financial Holding Co. Ltd.	2,987,015	4,366,229
CTBC Financial Holding Co. Ltd.	4,133,000	2,589,204
E-Lead Electronic Co. Ltd.	919,000	2,172,784
E.Sun Financial Holding Co. Ltd.	4,646,000	2,803,513
GeoVision, Inc.	377,000	2,532,439
Huaku Development Co. Ltd.	691,000	1,694,980
Largan Precision Co. Ltd.	95,000	4,515,637
MediaTek, Inc.	216,000	3,197,164
Merry Electronics Co. Ltd.	469,000	2,572,170
Nan Ya Plastics Corp.	1,126,271	2,391,508
Novatek Microelectronics Corp.	462,000	2,123,557
Taiwan Cement Corp.	2,209,000	3,416,652
Taiwan Semiconductor Manufacturing Co. Ltd.	3,733,998	14,691,574
Toung Loong Textile Manufacturing	759,287	2,491,452
		59,905,665
Thailand — 2.0%
GFPT PCL (Reg F)	6,206,100	2,772,762
Krung Thai Bank PCL (Reg F)	2,428,477	1,404,011
PTT Global Chemical PCL (Reg F)	1,105,728	2,465,305
The Siam Cement PCL (Reg F)	157,800	2,030,215
		8,672,293
Turkey — 1.4%
Eregli Demir ve Celik Fabrikalari T.A.S.	1,502,724	1,938,329
Turkiye Garanti Bankasi A.S.	301,625	1,030,977
Turkiye Vakiflar Bankasi T.A.O., Class D	1,700,806	3,210,954
		6,180,260
United Arab Emirates — 1.1%
Aldar Properties PJSC	3,049,426	2,874,485
Emaar Properties PJSC	776,533	2,108,639
		4,983,124
Total Common Stocks (Cost $372,707,515)		415,167,427

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2014 (unaudited)	Shares	Value
Preferred Stocks — 5.1%
Brazil — 5.1%
Banco Bradesco S.A.	512,069	$7,038,974
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Gerdau S.A.	278,600	1,782,843
Itau Unibanco Holding S.A.	551,960	8,246,560
Vale S.A.	438,008	5,472,687
		22,541,064
Total Preferred Stocks (Cost $23,501,545)		22,541,064

	Principal Amount	Value
Repurchase Agreements — 2.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $11,043,000, due 4/1/2014(4)	$11,043,000	11,043,000
Total Repurchase Agreements (Cost $11,043,000)		11,043,000
Total Investments — 101.9% (Cost $407,252,060)		448,751,491
Other Liabilities, Net — (1.9)%		(8,381,824)
Total Net Assets — 100.0%		$440,369,667

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	8/15/2042	$11,263,969

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$90,604,491	$324,562,936	*	$—	$415,167,427
Preferred Stocks	22,541,064	—		—	22,541,064
Repurchase Agreements	—	11,043,000		—	11,043,000

Total	$113,145,555	$335,605,936		$—	$448,751,491

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 97.2%
Australia — 4.6%
Australia & New Zealand Banking Group Ltd.	12,052	$370,755
BHP Billiton Ltd.	11,593	392,948
CSL Ltd.	4,272	275,935
Macquarie Group Ltd.	7,625	411,155
Suncorp Group Ltd.	12,298	147,175
Woodside Petroleum Ltd.	3,344	121,084
		1,719,052
Canada — 2.7%
Canadian Tire Corp. Ltd., Class A	5,695	536,942
Magna International, Inc.	2,520	242,267
Whitecap Resources, Inc.	21,055	235,024
		1,014,233
Denmark — 0.6%
Pandora A/S	3,266	215,550
		215,550
Finland — 1.7%
Orion Oyj, Class B	10,771	325,174
Sampo Oyj, Class A	5,870	304,710
		629,884
France — 2.2%
Cap Gemini S.A.	2,985	225,984
GDF Suez	4,590	125,559
Natixis	19,069	140,046
Teleperformance	1,653	95,786
Total S.A.	3,757	247,303
		834,678
Germany — 3.6%
Allianz SE (Reg S)	1,611	272,289
BASF SE	2,507	278,961
Daimler AG (Reg S)	4,205	397,788
Hannover Rueck SE	2,404	215,039
ProSiebenSat.1 Media AG (Reg S)	4,414	202,466
		1,366,543
Hong Kong — 1.4%
Cheung Kong Holdings Ltd.	11,000	182,762
CNOOC Ltd.	116,957	177,076
Galaxy Entertainment Group Ltd.(1)	3,124	27,287
Hutchison Whampoa Ltd.	10,000	132,847
		519,972
India — 0.2%
ICICI Bank Ltd.	4,455	93,096
		93,096
Italy — 0.7%
Iren S.p.A.	83,113	150,048
Unione di Banche Italiane S.C.p.A.	12,737	120,171
		270,219
Japan — 9.0%
As One Corp.	6,479	176,981
Astellas Pharma, Inc.	27,500	326,496
Chubu Electric Power Co., Inc.(1)	10,900	128,244
Denso Corp.	3,757	180,172
FUJIFILM Holdings Corp.	8,500	228,156
Hino Motors Ltd.	14,247	211,001
Honda Motor Co. Ltd.	8,500	299,087
Kissei Pharmaceutical Co. Ltd.	8,305	205,817

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2014 (unaudited)	Shares	Value
Mizuho Financial Group, Inc.	91,051	$180,450
Nishio Rent All Co. Ltd.	5,906	219,185
Obic Co. Ltd.	7,900	249,294
Omron Corp.	1,500	62,065
Resona Holdings, Inc.	51,496	248,856
SoftBank Corp.	1,400	105,795
Sumitomo Mitsui Financial Group, Inc.	3,899	167,126
Tokyo Gas Co. Ltd.	12,000	60,848
Toyota Motor Corp.	2,900	163,542
Tsuruha Holdings, Inc.	1,900	187,186
		3,400,301
Mexico — 1.2%
Gruma S.A.B. de C.V., Class B(1)	31,597	261,382
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	13,800	185,371
		446,753
Netherlands — 0.4%
ING Groep NV, CVA(1)	11,907	169,337
		169,337
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	55,852	206,022
SKY Network Television Ltd.	15,285	82,997
		289,019
People’s Republic of China — 0.3%
SouFun Holdings Ltd., ADR	1,029	70,404
Tencent Holdings Ltd.	700	48,860
		119,264
Singapore — 0.6%
Avago Technologies Ltd.	3,680	237,029
		237,029
South Africa — 0.2%
Omnia Holdings Ltd.	4,269	85,579
		85,579
South Korea — 1.0%
Samsung Electronics Co. Ltd.	289	365,346
		365,346
Spain — 1.6%
Amadeus IT Holding S.A., Class A	5,349	222,278
Gas Natural SDG S.A.	4,261	119,877
Telefonica S.A.	6,099	96,649
Zeltia S.A.(1)	41,739	153,622
		592,426
Sweden — 0.8%
Nolato AB, Class B	5,695	143,362
Swedbank AB, Class A	6,224	167,088
		310,450
Switzerland — 5.1%
Actelion Ltd. (Reg S)(1)	1,792	169,825
Nestle S.A. (Reg S)	2,914	219,335
Nobel Biocare Holding AG (Reg S)	6,835	98,204
Novartis AG (Reg S)	1,571	133,390
Roche Holding AG	2,057	618,671
Swisscom AG (Reg S)	1,142	701,616
		1,941,041

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2014 (unaudited)	Shares	Value
Taiwan — 0.4%
Cathay Financial Holding Co. Ltd.	108,726	$158,929
		158,929
Thailand — 0.4%
BEC World PCL (Reg F)	81,500	137,183
		137,183
United Kingdom — 8.7%
Afren PLC(1)	69,118	162,851
Aviva PLC	36,491	291,150
Barclays PLC	8,540	33,233
British Land Co. PLC	26,103	284,818
British Sky Broadcasting Group PLC	12,556	191,116
Britvic PLC	10,831	134,066
BT Group PLC	65,402	415,939
Drax Group PLC	8,698	111,212
GlaxoSmithKline PLC	15,995	426,512
HSBC Holdings PLC	12,058	122,092
Lloyds Banking Group PLC(1)	114,350	143,054
Northgate PLC	31,596	273,923
Rightmove PLC	4,148	182,532
Rio Tinto PLC	5,183	289,044
Severn Trent PLC	6,952	211,531
		3,273,073
United States — 49.0%
Ameriprise Financial, Inc.	5,609	617,383
Amgen, Inc.	3,840	473,626
Apple, Inc.	836	448,715
Biogen Idec, Inc.(1)	928	283,847
Cantel Medical Corp.	4,606	155,314
CBOE Holdings, Inc.	9,457	535,266
Celgene Corp.(1)	2,057	287,157
Cisco Systems, Inc.	12,333	276,383
Colgate-Palmolive Co.	9,100	590,317
DIRECTV(1)	6,769	517,287
Dollar Tree, Inc.(1)	6,742	351,798
Domino’s Pizza, Inc.	7,210	554,954
Electronic Arts, Inc.(1)	7,325	212,498
Electronics For Imaging, Inc.(1)	5,907	255,832
Eli Lilly & Co.	10,392	611,673
EOG Resources, Inc.	2,455	481,597
Facebook, Inc., Class A(1)	3,900	234,936
Fifth Third Bancorp	28,031	643,311
Gilead Sciences, Inc.(1)	3,534	250,419
Google, Inc., Class A(1)	662	737,806
Hess Corp.	3,537	293,147
J&J Snack Foods Corp.	2,600	249,522
Johnson & Johnson	7,228	710,006
JPMorgan Chase & Co.	11,653	707,454
LinkedIn Corp., Class A(1)	697	128,903
Marathon Oil Corp.	15,811	561,607
Michael Kors Holdings Ltd.(1)	1,814	169,192
Microsoft Corp.	18,704	766,677
Multimedia Games Holding Co., Inc.(1)	6,013	174,617
Murphy Oil Corp.	5,305	333,472
Phillips 66	4,209	324,346
Prudential Financial, Inc.	3,028	256,320
Public Service Enterprise Group, Inc.	15,000	572,100
Quaker Chemical Corp.	2,901	228,686
QUALCOMM, Inc.	5,914	466,378
Ross Stores, Inc.	5,844	418,138
Sanderson Farms, Inc.	3,500	274,715
Texas Instruments, Inc.	8,500	400,775
The Procter & Gamble Co.	4,414	355,768

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2014 (unaudited)	Shares	Value
The TJX Cos., Inc.	7,000	$424,550
Universal Corp.	3,654	204,222
Walgreen Co.	7,300	482,019
Wells Fargo & Co.	12,464	619,959
Westlake Chemical Corp.	4,270	282,589
Wynn Resorts Ltd.	1,341	297,903
Yahoo!, Inc.(1)	7,020	252,018
		18,475,202
Total Common Stocks (Cost $32,628,837)		36,664,159

	Shares	Value
Preferred Stocks — 0.2%
Brazil — 0.2%
Companhia Energetica de Minas Gerais	11,955	80,350
		80,350
Total Preferred Stocks (Cost $79,638)		80,350

	Shares	Value
Exchange-Traded Funds — 1.2%
United States — 1.2%
iShares MSCI ACWI ETF	7,856	456,748
		456,748
Total Exchange-Traded Funds (Cost $404,883)		456,748

	Principal Amount	Value
Repurchase Agreements — 1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $630,000, due 4/1/2014(2)	$630,000	630,000
Total Repurchase Agreements (Cost $630,000)		630,000
Total Investments — 100.3% (Cost $33,743,358)		37,831,257
Other Liabilities, Net — (0.3)%		(128,702)
Total Net Assets — 100.0%		$37,702,555

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$643,731

Legend:

ADR — American Depositary Receipt.

CVA — Certificaten Van Aandelen (Certificate of Shares)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$20,434,737	$16,229,422	*	$—	$36,664,159
Preferred Stocks	80,350	—		—	80,350
Exchange-Traded Funds	456,748	—		—	456,748
Repurchase Agreements	—	630,000		—	630,000

Total	$20,971,835	$16,859,422		$—	$37,831,257

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 98.5%
Hong Kong — 8.8%
China Pioneer Pharma Holdings Ltd.(1)	748,000	$394,038
Hilong Holding Ltd.	374,000	205,905
Huadian Fuxin Energy Corp. Ltd., H shares	426,000	232,327
Man Wah Holdings Ltd.	140,400	237,558
Melco International Development Ltd.	63,000	211,408
Sands China Ltd.	44,400	332,423
SITC International Holdings Co. Ltd.	572,000	277,582
Sun Hung Kai & Co. Ltd.	436,000	280,431
Xinyi Glass Holdings Ltd.	369,000	301,018
		2,472,690
People’s Republic of China — 88.4%
Anhui Conch Cement Co. Ltd., H shares	93,136	401,209
Bank of China Ltd., H shares	3,520,000	1,563,840
China Communications Construction Co. Ltd., H shares	503,000	351,791
China Construction Bank Corp., H shares	3,264,000	2,291,136
China Lesso Group Holdings Ltd.	412,000	229,934
China Life Insurance Co. Ltd., H shares	230,000	651,837
China Lilang Ltd.	357,000	255,713
China Merchants Bank Co. Ltd., H shares	440,500	802,444
China Mobile Ltd.	124,500	1,143,088
China Oilfield Services Ltd., H shares	228,000	538,167
China Overseas Land & Investment Ltd.	244,000	632,403
China Pacific Insurance (Group) Co. Ltd., H shares	71,600	257,268
China Petroleum & Chemical Corp., H shares	1,441,200	1,292,814
China Resources Cement Holdings Ltd.	454,000	358,681
China Shenhua Energy Co. Ltd., H shares	63,000	182,418
China Shipping Development Co. Ltd., H shares(1)	456,000	261,472
China Singyes Solar Technologies Holdings Ltd.	181,000	285,894
China Unicom Hong Kong Ltd.	462,000	608,415
China Vanke Co. Ltd., Class B	175,800	293,069
CNOOC Ltd.	509,000	770,637
ENN Energy Holdings Ltd.	92,000	643,015
Haier Electronics Group Co. Ltd.	154,000	417,991
Huadian Power International Corp. Ltd., H shares	746,000	361,838
Industrial & Commercial Bank of China Ltd., H shares	1,362,000	839,645
Jiangxi Copper Co. Ltd., H Shares	149,000	251,075
Ju Teng International Holdings Ltd.	290,000	205,719
Kingsoft Corp. Ltd.	56,000	221,782
New China Life Insurance Co. Ltd., H shares(1)	178,100	539,436
PetroChina Co. Ltd., H shares	438,000	475,770
Phoenix New Media Ltd., ADR(1)	23,865	247,480
Ping An Insurance (Group) Co. of China Ltd., H shares	119,500	993,149
Qihoo 360 Technology Co. Ltd., ADR(1)	4,085	406,784
REXLot Holdings Ltd.	2,000,000	232,600
Shenzhen International Holdings Ltd.	290,000	363,875
Shimao Property Holdings Ltd.	201,000	442,484
Sihuan Pharmaceutical Holdings Group Ltd.	354,000	427,195
SouFun Holdings Ltd., ADR	3,321	227,223
TCL Communication Technology Holdings Ltd.(1)	224,000	262,223
Tencent Holdings Ltd.	33,831	2,361,409
Want Want China Holdings Ltd.	394,000	587,436
Weichai Power Co. Ltd., H shares	120,000	454,846
Xingda International Holdings Ltd.	389,000	195,883
Yashili International Holdings Ltd.	462,000	207,672
YY, Inc., ADR(1)	3,124	238,549
		24,777,309
Taiwan — 1.3%
E-Lead Electronic Co. Ltd.	150,000	354,644
		354,644
Total Common Stocks (Cost $25,977,792)		27,604,643

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $440,000, due 4/1/2014(2)	$440,000	$440,000
Total Repurchase Agreements (Cost $440,000)		440,000
Total Investments — 100.1% (Cost $26,417,792)		28,044,643
Other Liabilities, Net — (0.1)%		(16,940)
Total Net Assets — 100.0%		$28,027,703

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$451,119

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$1,120,036	$26,484,607	*	$—	$27,604,643
Repurchase Agreements	—	440,000		—	440,000

Total	$1,120,036	$26,924,607		$—	$28,044,643

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 93.0%
Argentina — 0.8%
Ternium S.A., ADR	7,066	$209,012
		209,012
Brazil — 4.3%
Duratex S.A.	36,100	183,762
Kroton Educacional S.A.	16,500	362,869
Porto Seguro S.A.	18,800	263,896
Ser Educacional S.A.(1)	38,500	337,660
		1,148,187
Colombia — 1.3%
Gran Tierra Energy, Inc.(1)	47,350	354,178
		354,178
Greece — 1.2%
Piraeus Bank S.A.(1)	117,270	321,366
		321,366
Hong Kong — 4.9%
Bonjour Holdings Ltd.	1,230,000	220,864
China Pioneer Pharma Holdings Ltd.(1)	529,000	278,671
Future Bright Holdings Ltd.	432,000	213,288
Huadian Fuxin Energy Corp. Ltd., H shares	422,000	230,146
NagaCorp Ltd.	130,000	135,716
Xinyi Glass Holdings Ltd.	282,000	230,046
		1,308,731
Indonesia — 2.5%
PT Adaro Energy Tbk	2,280,800	198,437
PT Astra Agro Lestari Tbk	106,600	244,914
PT Salim Ivomas Pratama Tbk	2,823,200	228,703
		672,054
Malaysia — 3.1%
AMMB Holdings Bhd	126,500	278,328
Genting Plantations Bhd	89,200	295,352
Top Glove Corp. Bhd	172,000	261,049
		834,729
Mexico — 4.3%
Alsea S.A.B. de C.V.	76,100	276,001
Gruma S.A.B. de C.V., Class B(1)	50,100	414,446
Megacable Holdings S.A.B. de C.V.	56,900	232,168
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	17,300	232,385
		1,155,000
People’s Republic of China — 16.2%
BBMG Corp., H shares	341,000	266,374
China Lilang Ltd.	172,000	123,200
China National Materials Co. Ltd., H shares	1,399,000	251,339
China Shipping Development Co. Ltd., H shares(1)	364,000	208,719
Dongyue Group Ltd.	466,000	189,734
ENN Energy Holdings Ltd.	42,000	293,550
Haier Electronics Group Co. Ltd.	119,000	322,993
Jiangxi Copper Co. Ltd., H Shares	117,000	197,153
Kaisa Group Holdings Ltd.(1)	504,000	181,102
Lonking Holdings Ltd.(1)	1,481,000	291,114
REXLot Holdings Ltd.	725,000	84,317
Shenzhen International Holdings Ltd.	199,750	250,635
Shenzhou International Group Holdings Ltd.	109,000	346,526
SouFun Holdings Ltd., ADR	1,690	115,630
TCL Communication Technology Holdings Ltd.(1)	285,000	333,632
Tianjin Port Development Holdings Ltd.	1,750,000	282,637
Weichai Power Co. Ltd., H shares	69,000	261,537

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2014 (unaudited)	Shares	Value
Yashili International Holdings Ltd.	442,000	$198,682
YY, Inc., ADR(1)	1,709	130,499
		4,329,373
Philippines — 2.9%
Alliance Global Group, Inc.	367,900	234,367
BDO Unibank, Inc.	157,750	299,621
Universal Robina Corp.	69,970	222,031
		756,019
Poland — 1.9%
Bank Millennium S.A.(1)	74,425	220,594
LPP S.A.	97	285,117
		505,711
Russia — 0.7%
Aeroflot - Russian Airlines OJSC	118,965	187,448
		187,448
South Africa — 6.8%
Coronation Fund Managers Ltd.	27,987	263,010
Mediclinic International Ltd.	40,226	285,601
MMI Holdings Ltd.	136,793	319,954
Mondi Ltd.	23,814	417,050
Omnia Holdings Ltd.	13,468	269,987
Super Group Ltd.(1)	92,899	252,865
		1,808,467
South Korea — 15.3%
Dong-A Socio Holdings Co. Ltd.	1,653	186,678
Grand Korea Leisure Co. Ltd.	11,780	485,593
GS Home Shopping, Inc.	974	217,138
Hancom, Inc.	20,545	452,898
Hankook Tire Co. Ltd.	7,664	436,100
Hansol Paper Co.	26,020	296,893
KCC Corp.	542	278,232
KEPCO Plant Service & Engineering Co. Ltd.	3,943	251,418
LG Hausys Ltd.	1,732	259,588
Lumens Co. Ltd.(1)	18,930	237,767
Medy-Tox, Inc.	2,105	286,822
Meritz Fire & Marine Insurance Co. Ltd.	23,340	326,624
Seoul Semiconductor Co. Ltd.	8,805	376,024
		4,091,775
Taiwan — 22.9%
Advantech Co. Ltd.	60,000	389,754
E-Lead Electronic Co. Ltd.	161,000	380,651
E.Sun Financial Holding Co. Ltd.	442,000	266,714
GeoVision, Inc.	43,000	288,846
Gigabyte Technology Co. Ltd.	172,000	254,065
Grand Pacific Petrochemical	255,000	155,232
King Slide Works Co. Ltd.	38,000	518,926
King’s Town Bank	282,000	262,114
Largan Precision Co. Ltd.	7,000	332,731
Merry Electronics Co. Ltd.	80,000	438,750
Namchow Chemical Industrial Co. Ltd.	203,000	419,616
Novatek Microelectronics Corp.	28,000	128,700
Posiflex Technology, Inc.	46,000	266,310
Promise Technology, Inc.	265,000	413,045
Sinmag Equipment Corp.	59,000	345,263
SinoPac Financial Holdings Co. Ltd.	811,000	391,189
Ton Yi Industrial Corp.	326,000	371,250
Tong Hsing Electronic Industries Ltd.	40,000	207,241
Toung Loong Textile Manufacturing	86,000	282,192
		6,112,589

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2014 (unaudited)	Shares	Value
Thailand — 2.0%
GFPT PCL (Reg F)	870,100	$388,743
Siamgas & Petrochemicals PCL (Reg F)	239,600	145,640
		534,383
Turkey — 1.9%
Eregli Demir ve Celik Fabrikalari T.A.S.	230,269	297,019
Turkiye Sinai Kalkinma Bankasi A.S.(1)	238,169	203,692
		500,711
Total Common Stocks (Cost $23,711,484)		24,829,733

	Shares	Value
Preferred Stocks — 0.7%
Brazil — 0.7%
Banco do Estado do Rio Grande do Sul S.A., Class B	34,400	198,911
		198,911
Total Preferred Stocks (Cost $151,138)		198,911

	Shares	Value
Exchange-Traded Funds — 3.7%
United States — 3.7%
iShares MSCI India ETF	37,441	989,566
		989,566
Total Exchange-Traded Funds (Cost $860,769)		989,566
Total Investments — 97.4% (Cost $24,723,391)		26,018,210
Other Assets, Net — 2.6%		685,104
Total Net Assets — 100.0%		$26,703,314

(1)	Non-income producing security.

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$14,179,352	$10,650,381	*	$—	$24,829,733
Preferred Stocks	198,911	—		—	198,911
Exchange-Traded Funds	989,566	—		—	989,566

Total	$15,367,829	$10,650,381		$—	$26,018,210

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities — 2.1%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 5.041% due 4/25/2033(1)	$314,081	$312,976
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(1)	116,634	115,760
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)	1,076,700	1,151,768
Miramax LLC 2011-1A A 6.25% due 10/20/2021(2)(3)	953,238	983,540
Total Asset-Backed Securities (Cost $2,484,899)		2,564,044

	Principal Amount	Value
Collateralized Mortgage Obligations — 13.0%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	683,777	721,948
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	905,847	977,319
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	300,159	262,634
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	160,865	162,659
2003-11 A31 5.50% due 5/25/2033	429,706	454,175
2003-50 A1 5.00% due 11/25/2018	253,838	260,673
2003-J7 2A12 5.00% due 8/25/2033	360,420	373,418
2004-5 2A9 5.25% due 5/25/2034	524,426	551,245
FHLMC 1534 Z 5.00% due 6/15/2023	136,479	147,457
2663 VQ 5.00% due 6/15/2022	119,509	120,126
3227 PR 5.50% due 9/15/2035(3)	1,482,272	1,558,888
FNMA 2002-77 QG 5.50% due 12/25/2032	578,829	631,193
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	58,206	60,278
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	300,239	302,457
2005-A3 11A2 2.974% due 6/25/2035(1)	863,186	870,008
Master Adjustable Rate Mortgages Trust 2004-13 3A7 2.649% due 11/21/2034(1)	848,548	866,664
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	218,771	229,492
2003-5 2A1 5.00% due 6/25/2018	126,943	131,700

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
2003-7 4A33
5.25% due 9/25/2033(3)	$664,438	$697,265
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.479% due 2/25/2035(1)	325,300	323,361
Prime Mortgage Trust
2003-3 A9
5.50% due 1/25/2034	545,585	545,090
2004-2 A3
5.25% due 11/25/2019	91,013	94,510
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	87,782	89,721
Residential Funding Mortgage Securities I
2005-S1 2A1
4.75% due 2/25/2020	177,370	181,836
2005-S3 A1
4.75% due 3/25/2020	371,875	378,381
2006-S3 A7
5.50% due 3/25/2036	335,856	303,342
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.436% due 5/25/2034(1)	905,158	911,782
Structured Asset Securities Corp.
2004-20 7A1
5.25% due 11/25/2034	852,219	897,986
2004-21XS 2A6A
4.74% due 12/25/2034(1)	101,205	103,557
2005-1 4A1
5.00% due 2/25/2020	180,047	183,435
Wells Fargo Mortgage Backed Securities Trust
2003-17 1A14
5.25% due 1/25/2034	337,493	358,702
2004-6 A4
5.50% due 6/25/2034	151,233	158,733
2004-Y 3A1
2.617% due 11/25/2034(1)	396,293	404,168
2005-2 2A1
4.75% due 4/25/2020(3)	176,546	183,076
2005-AR12 2A6
2.618% due 6/25/2035(1)(3)	746,987	759,770
2006-1 A3
5.00% due 3/25/2021	247,761	253,535
2006-7 1A1
5.25% due 6/25/2021	55,061	56,380
2007-13 A7
6.00% due 9/25/2037	288,407	285,430
Total Collateralized Mortgage Obligations (Cost $15,537,574)		15,852,394

	Principal Amount	Value
Senior Secured Loans — 6.6%
Building Materials — 0.6%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	298,500	298,276
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	373,125	373,513
		671,789

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Food And Beverage — 0.5%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(1)	$258,150	$257,344
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(1)	346,380	346,969
		604,313
Gaming — 1.4%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(1)	398,000	399,493
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	744,347	742,255
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(1)	598,500	598,500
		1,740,248
Healthcare — 0.6%
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.986% due 10/30/2017(1)	753,846	751,962
		751,962
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/17/2020(1)	298,500	299,694
		299,694
Pharmaceuticals — 2.0%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(1)	760,000	758,731
RPI Finance Trust
Term Loan B1 2.484% due 11/9/2016(1)	1,444,068	1,446,782
Term Loan B2 3.25% due 5/9/2018(1)	196,649	197,265
		2,402,778
Refining — 0.3%
Tesoro Corp. Term Loan B 2.403% due 5/30/2016(1)	318,000	318,000
		318,000
Wireless — 0.8%
Crown Castle Operating Co. Term Loan B2 3.25% due 1/31/2021(1)	992,504	988,782
		988,782
Wirelines — 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	297,739	296,920
		296,920
Total Senior Secured Loans (Cost $8,067,065)		8,074,486

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities — 18.8%
Banc of America Commercial Mortgage Trust 2006-2 A4 5.918% due 5/10/2045(1)	$927,000	$1,003,271
Bear Stearns Commercial Mortgage Securities 2005-PW10 AM 5.449% due 12/11/2040(1)(3)	810,000	860,602
CGRBS Commercial Mortgage Trust 2013-VN05 TH 3.369% due 3/13/2023	1,000,000	968,823
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	29,797	29,825
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(3)	1,511,000	1,648,125
2013-375P B 3.518% due 5/10/2035(1)(2)(3)	900,000	876,650
Commercial Mortgage Trust 2012-CR4 AM 3.251% due 10/15/2045	400,000	389,148
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(2)(3)	1,500,000	1,719,463
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(1)	773,687	838,406
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(3)	335,000	353,678
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(2)(3)	500,000	558,031
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)	1,442,169	1,450,923
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(3)	572,000	604,386
Irvine Core Office Trust 2013-IRV B 3.174% due 5/15/2048(1)(2)	560,000	528,586
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM 6.025% due 4/15/2045(1)	960,000	1,050,947
2011-PLSD A2 3.364% due 11/13/2044(2)(3)	1,550,000	1,621,477
2012-HSBC A 3.093% due 7/5/2032(2)(3)	1,150,000	1,125,444
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(3)	455,000	496,733
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(3)	1,625,974	1,696,683
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(3)	560,000	580,552
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)	1,150,000	1,088,385
SBA Tower Trust 2.24% due 4/15/2043(2)	500,000	490,413
4.254% due 4/15/2040(2)(3)	1,660,000	1,715,791

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
VNO Mortgage Trust 2012-6AVE B 3.298% due 11/15/2030(2)(3)	$575,000	$552,105
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4 4.935% due 4/15/2042(3)	705,000	724,234
Total Commercial Mortgage-Backed Securities (Cost $22,883,937)		22,972,681

	Principal Amount	Value
Corporate Bonds — 49.8%
Aerospace & Defense — 0.2%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	150,000	186,973
		186,973
Automotive — 1.0%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	526,857
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	250,000	257,629
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(2)	350,000	370,765
		1,155,251
Banking — 11.3%
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022	850,000	975,226
Citigroup, Inc. Sr. Nt. 1.70% due 7/25/2016	1,500,000	1,517,034
4.50% due 1/14/2022	400,000	423,820
6.125% due 11/21/2017	350,000	400,755
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	397,716
Discover Bank Sub. Nt. 7.00% due 4/15/2020	400,000	471,935
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	472,942
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	600,000	620,998
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023	300,000	283,986
Lloyds Bank PLC 5.80% due 1/13/2020(2)	350,000	401,384
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(2)	1,000,000	1,014,391
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	300,000	298,098
5.95% due 12/28/2017(3)	1,325,000	1,512,521
Rabobank Nederland 3.95% due 11/9/2022	400,000	397,268

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Regions Bank Sub. Nt. 7.50% due 5/15/2018(3)	$500,000	$590,095
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	400,000	418,911
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)	600,000	573,145
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	680,000	750,695
Sr. Nt. 5.75% due 1/24/2022	500,000	566,959
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(3)	1,300,000	1,306,324
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020	400,000	442,933
		13,837,136
Brokerage — 0.6%
KKR Group Finance Co. 6.375% due 9/29/2020(2)	600,000	692,526
		692,526
Building Materials — 0.7%
CRH America, Inc. 6.00% due 9/30/2016	350,000	389,015
Owens Corning, Inc. 4.20% due 12/15/2022	500,000	495,861
		884,876
Chemicals — 2.4%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	500,000	487,272
Celanese U.S. Holdings LLC 5.875% due 6/15/2021(3)	750,000	806,250
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041	400,000	455,594
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	111,213
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019	700,000	779,421
NOVA Chemicals Corp. Sr. Nt. 5.25% due 8/1/2023(2)	250,000	267,500
		2,907,250
Diversified Manufacturing — 0.9%
ABB Finance U.S.A., Inc. 2.875% due 5/8/2022	500,000	486,236
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	244,202
United Technologies Corp. Sr. Nt. 4.50% due 6/1/2042	400,000	407,308
		1,137,746

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Electric — 1.6%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035	$300,000	$310,627
Nevada Power Co. 6.65% due 4/1/2036	250,000	324,724
PPL Electric Utilities Corp. 6.25% due 5/15/2039	400,000	507,776
Union Electric Co. Sr. Sec. Nt. 3.90% due 9/15/2042	500,000	465,321
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	324,089
		1,932,537
Energy - Integrated — 0.3%
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	300,000	370,718
		370,718
Entertainment — 0.4%
Time Warner Cos., Inc. 7.57% due 2/1/2024	350,000	436,630
		436,630
Food And Beverage — 1.4%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(3)	800,000	713,191
Constellation Brands, Inc. 4.25% due 5/1/2023	700,000	684,250
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	327,755
		1,725,196
Government Related — 1.7%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	498,450	556,270
Petrobras International Finance Co. 5.875% due 3/1/2018(3)	800,000	853,435
Ras Laffan Liquefied Natural Gas Co. Ltd. III Sr. Sec. Nt. 6.75% due 9/30/2019(2)	550,000	653,180
		2,062,885
Health Insurance — 0.1%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	125,000	157,062
		157,062
Healthcare — 1.6%
Amsurg Corp. 5.625% due 11/30/2020	500,000	520,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	209,568
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	339,000
McKesson Corp. Sr. Nt. 4.883% due 3/15/2044	900,000	912,240
		1,980,808

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Home Construction — 0.7%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(3)	$750,000	$802,500
		802,500
Independent Energy — 4.2%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(3)	1,000,000	1,109,455
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	500,000	533,750
Chesapeake Energy Corp. 7.25% due 12/15/2018	650,000	757,250
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	650,000	713,799
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022	720,000	737,100
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	800,000	792,481
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	421,000
		5,064,835
Industrial - Other — 0.4%
URS Corp. 5.00% due 4/1/2022	500,000	494,348
		494,348
Insurance - Life — 1.2%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	250,000	285,690
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	125,000	131,875
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	367,575
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(2)	300,000	319,038
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)	300,000	393,670
		1,497,848
Insurance P&C — 1.1%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	400,000	466,596
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	500,000	486,161
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)	300,000	323,250
		1,276,007
Media Cable — 1.0%
Comcast Corp. 6.45% due 3/15/2037	250,000	307,552
Time Warner Cable, Inc. 5.85% due 5/1/2017(3)	550,000	618,350

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	$300,000	$310,875
		1,236,777
Metals And Mining — 1.2%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	490,500
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	450,000	429,759
Steel Dynamics, Inc. 5.25% due 4/15/2023	250,000	254,375
Vale Overseas Ltd. 6.25% due 1/23/2017	300,000	335,227
		1,509,861
Non Captive Diversified — 2.0%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(2)	800,000	822,000
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032	200,000	257,146
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	950,000	950,000
4.875% due 4/1/2015	400,000	414,504
		2,443,650
Oil Field Services — 1.6%
Nabors Industries, Inc. 4.625% due 9/15/2021(3)	750,000	774,829
Transocean, Inc. 6.00% due 3/15/2018(3)	500,000	556,035
Weatherford Bermuda 5.125% due 9/15/2020	350,000	380,860
6.50% due 8/1/2036	250,000	280,300
		1,992,024
Packaging — 1.3%
Ball Corp. 5.00% due 3/15/2022(3)	900,000	922,500
Sealed Air Corp. 8.125% due 9/15/2019(2)	120,000	134,100
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	500,000	512,500
		1,569,100
Paper — 1.3%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	751,240
Rock Tenn Co. 4.90% due 3/1/2022(3)	800,000	855,420
		1,606,660
Pipelines — 2.3%
Atlas Pipeline Partners LP 4.75% due 11/15/2021	560,000	532,000
Boardwalk Pipelines LP 5.75% due 9/15/2019	125,000	135,668
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	400,000	423,557

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(3)	$500,000	$481,368
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	400,000	450,500
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(3)	750,000	825,792
		2,848,885
Railroads — 0.3%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	400,000	407,040
		407,040
REITs — 1.6%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	300,000	315,636
DDR Corp. Sr. Nt. 4.75% due 4/15/2018(3)	1,000,000	1,084,146
ProLogis LP 6.875% due 3/15/2020	145,000	171,244
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021	400,000	426,295
		1,997,321
Technology — 1.7%
Apple, Inc. Sr. Nt. 3.85% due 5/4/2043(3)	500,000	443,400
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(2)(3)	620,000	666,500
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020	1,000,000	1,015,805
		2,125,705
Wireless — 1.3%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019	700,000	773,500
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016(3)	648,000	710,370
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037	100,000	113,409
		1,597,279
Wirelines — 2.4%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038	300,000	341,319
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030	250,000	360,792
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	166,307
Telecom Italia Capital S.A. 5.25% due 10/1/2015	150,000	157,500
Verizon Communications, Inc. Sr. Nt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
6.40% due 2/15/2038	$350,000	$410,966
6.55% due 9/15/2043	1,200,000	1,460,322
		2,897,206
Total Corporate Bonds (Cost $57,828,356)		60,834,640

	Principal Amount	Value
Hybrid ARMS — 0.2%
FNMA 2.41% due 12/1/2036(1)(3)	130,965	140,295
2.44% due 8/1/2046(1)	74,037	77,974
Total Hybrid ARMS (Cost $206,196)		218,269

	Principal Amount	Value
Mortgage Pass-Through Securities — 4.1%
FHLMC 5.50% due 6/1/2038	146,705	161,040
7.00% due 9/1/2038	44,672	50,604
FNMA 3.00% due 5/1/2043	1,690,000	1,633,284
3.50% due 11/1/2042	7,526	7,577
4.50% due 12/1/2040	1,860,021	1,985,073
5.00% due 12/1/2034 - 11/1/2036	60,917	66,476
5.50% due 4/1/2022 - 1/1/2038(3)	608,963	670,343
6.00% due 8/1/2021	97,976	106,132
7.00% due 9/1/2014 - 6/1/2032	67,319	75,383
7.50% due 12/1/2029 - 2/1/2031	83,269	95,039
8.00% due 6/1/2030 - 9/1/2030	35,286	40,990
GNMA 6.00% due 12/15/2033	54,513	62,727
Total Mortgage Pass-Through Securities (Cost $4,861,503)		4,954,668

	Principal Amount	Value
Municipal Bonds — 2.2%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038	400,000	459,272
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	300,000	363,537
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	600,000	661,704
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	340,000	392,384
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	300,000	371,040
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	400,000	497,456
Total Municipal Bonds (Cost $2,373,165)		2,745,393

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
U.S. Government Securities — 1.2%
U.S. Treasury Notes 0.625% due 2/15/2017	$500,000	$496,836
1.50% due 2/28/2019	300,000	297,000
2.75% due 2/15/2024	735,000	736,608
Total U.S. Government Securities (Cost $1,535,250)		1,530,444

	Principal Amount	Value
Repurchase Agreements — 1.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $1,484,000, due 4/1/2014(4)	1,484,000	1,484,000
Total Repurchase Agreements (Cost $1,484,000)		1,484,000
Total Investments — 99.2% (Cost $117,261,945)		121,231,019
Other Assets, Net — 0.8%		986,317
Total Net Assets — 100.0%		$122,217,336

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2014.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $22,075,562, representing 18.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$1,518,354

The table below presents futures contracts as of March 31, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Purchased Futures Contracts
5 YR U.S. Treasury Notes	Goldman Sachs & Co.	80	6/30/2014	$9,516	$(84,032)
10 YR U.S. Treasury Notes	Goldman Sachs & Co.	28	6/19/2014	3,458	(35,192)
U.S. Long Bond	Goldman Sachs & Co.	7	6/19/2014	933	522

Total					$(118,702)

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
U.S. Ultra Bond	Goldman Sachs & Co.	3	6/19/2014	$433	$(6,479)

At March 31, 2014, the Fund had entered into the following open option contract:

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
25	10 YR U.S. Treasury Note, strike @ $125	May 2014	$8,506	$(8,203)	$303

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

Transactions in options written for the three months ended March 31, 2014:

(unaudited)	Contracts	Premium
Options outstanding, December 31, 2013	30	$18,176
Options written	40	16,187
Options terminated in closing transactions	(15)	(7,681)
Options exercised	—	—
Options expired	(30)	(18,176)

Options outstanding, March 31, 2014	25	$8,506

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,564,044	$—	$2,564,044
Collateralized Mortgage Obligations	—	15,852,394	—	15,852,394
Senior Secured Loans	—	8,074,486	—	8,074,486
Commercial Mortgage-Backed Securities	—	22,972,681	—	22,972,681
Corporate Bonds	—	60,834,640	—	60,834,640
Hybrid ARMS	—	218,269	—	218,269
Mortgage Pass-Through Securities	—	4,954,668	—	4,954,668
Municipal Bonds	—	2,745,393	—	2,745,393
U.S. Government Securities	—	1,530,444	—	1,530,444
Repurchase Agreements	—	1,484,000	—	1,484,000
Other Financial Instruments: Financial Futures Contracts	(125,181)	—	—	(125,181)
Written Call Options	(8,203)	—	—	(8,203)

Total	$(133,384)	$121,231,019	$—	$121,097,635

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities — 11.1%
Ally Auto Receivables Trust 2012-SN1 A4 0.70% due 12/21/2015	$6,300,000	$6,309,841
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017	3,900,000	3,928,521
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(1)	14,500,000	14,526,854
Ameriquest Mortgage Securities, Inc. 2003-5 A6 5.041% due 4/25/2033(2)	71,430	71,179
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	12,275,000	12,465,127
2014-1A A 2.46% due 7/20/2020(3)	6,000,000	5,985,150
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	4,500,000	4,502,034
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017	6,300,000	6,302,885
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	87,413	86,758
CNH Equipment Trust 2012-D A3 0.65% due 4/16/2018(1)	8,500,000	8,514,756
Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	6,200,000	6,194,079
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	4,632,838	4,634,678
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.855% due 2/15/2017(2)(3)	6,015,000	6,094,181
GE Capital Credit Card Master Note Trust 2012-1 A 1.03% due 1/15/2018	5,000,000	5,018,930
2012-6 A 1.36% due 8/17/2020(1)	16,805,000	16,579,645
Hertz Fleet Lease Funding LP 2014-1 A 0.572% due 4/10/2028(2)(3)(4)	6,500,000	6,500,000
Hertz Vehicle Financing LLC 2009-2A A2 5.29% due 3/25/2016(1)(3)	8,200,000	8,490,698
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019	4,500,000	4,499,014
Miramax LLC 2011-1A A 6.25% due 10/20/2021(3)	7,918,026	8,169,725
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	2,560,000	2,561,899
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	22,540

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(3)	$2,613,383	$2,618,338
Total Asset-Backed Securities (Cost $134,250,601)		134,076,832

	Principal Amount	Value
Collateralized Mortgage Obligations — 14.6%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	1,653,632	1,784,106
2005-D A1 2.623% due 5/25/2035(2)	4,305,243	4,418,750
Banc of America Mortgage Securities Trust 2003-J 2A2 2.842% due 11/25/2033(2)	1,644,857	1,653,492
Bear Stearns ALT-A Trust 2003-3 2A 2.591% due 10/25/2033(2)	5,690,436	5,751,073
2004-4 A1 0.754% due 6/25/2034(2)	4,250,393	4,041,495
Chase Mortgage Finance Corp. 2007-A1 2A1 2.706% due 2/25/2037(2)	2,512,008	2,495,517
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033	1,892,768	2,000,551
2003-50 A1 5.00% due 11/25/2018	2,878,149	2,955,646
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033	890,708	929,265
2003-23 2A8 4.50% due 10/25/2018	453,395	455,551
2003-8 2A1 5.00% due 4/25/2018	367,094	374,621
2004-5 5A1 5.00% due 8/25/2019	718,498	733,283
2004-AR5 3A1 2.497% due 6/25/2034(2)	5,398,475	5,423,184
2004-AR5 6A1 2.551% due 6/25/2034(2)	9,491,098	9,540,698
2004-AR7 4A1 2.545% due 11/25/2034(2)	5,770,445	5,917,989
FHLMC 1534 Z 5.00% due 6/15/2023	57,045	61,634
20 H 5.50% due 10/25/2023	30,215	32,850
First Horizon Mortgage Pass-Through Trust 2004-4 2A3 4.50% due 7/25/2019	339,404	347,410
FNMA 2003-63 GU 4.00% due 7/25/2033	14	14
2012-113 ZU 3.50% due 10/25/2042	1,847,939	1,590,571
2013-31 NQ 3.00% due 4/25/2043	11,161,203	10,464,175
2013-32 ZM 3.00% due 4/25/2043	504,332	363,899
2013-45 ZM 4.00% due 5/25/2043	2,560,667	2,421,227

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	$1,330,727	$1,367,818
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	996,132	1,039,205
2004-S2 1A3 4.75% due 11/25/2019	543,516	547,531
2005-A1 3A1 3.398% due 2/25/2035(2)	2,472,178	2,512,994
2005-A1 6T1 3.319% due 2/25/2035(2)	747,495	769,882
2006-A2 5A1 2.546% due 11/25/2033(2)	3,225,751	3,251,312
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.641% due 4/21/2034(2)	3,422,963	3,472,825
2004-13 3A7 2.649% due 11/21/2034(2)	7,127,499	7,279,664
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	735,295	735,730
2003-5 2A1 5.00% due 6/25/2018	293,765	304,774
2003-9 5A2 4.75% due 10/25/2018	3,841,917	3,922,371
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.479% due 2/25/2035(2)	10,604,546	10,541,321
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	610,391	619,758
2004-7AR 2A1 2.465% due 9/25/2034(2)	7,549,434	7,426,265
MortgageIT Trust 2004-1 A1 0.934% due 11/25/2034(2)	3,830,241	3,687,200
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	1,137,253	1,136,220
2004-2 A2 4.75% due 11/25/2019	508,853	526,841
2004-2 A3 5.25% due 11/25/2019	319,425	331,697
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	14,560	14,882
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	1,340,438	1,344,966
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	1,040,261	1,061,107
2005-S1 2A1 4.75% due 2/25/2020	567,491	581,782
2005-S3 A1 4.75% due 3/25/2020	1,353,942	1,377,629
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.434% due 6/25/2034(2)	8,008,504	8,115,537
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	1,917,839	1,946,331
2004-21XS 2A6A 4.74% due 12/25/2034(2)	524,837	537,038

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
2004-3 3A1 5.50% due 3/25/2019	$1,011,088	$1,037,670
2005-1 4A1 5.00% due 2/25/2020	729,114	742,837
Thornburg Mortgage Securities Trust 2003-4 A1 0.794% due 9/25/2043(2)	6,332,293	6,023,682
2004-4 3A 2.001% due 12/25/2044(2)	8,263,885	8,310,510
Wells Fargo Mortgage Backed Securities Trust 2003-J 1A9 2.612% due 10/25/2033(2)	2,289,605	2,328,283
2003-J 2A1 2.505% due 10/25/2033(2)	667,203	678,270
2003-N 2A1 2.490% due 12/25/2033(2)	1,413,978	1,415,841
2004-M A7 2.615% due 8/25/2034(2)	5,145,051	5,330,844
2004-O A1 4.917% due 8/25/2034(2)	2,627,338	2,691,503
2004-Z 2A2 2.615% due 12/25/2034(2)	2,678,732	2,727,226
2005-2 2A1 4.75% due 4/25/2020	259,627	269,229
2005-AR10 2A6 2.614% due 6/25/2035(2)	5,982,100	6,057,002
2005-AR12 2A5 2.618% due 6/25/2035(2)	4,981,756	5,078,422
2005-AR12 2A6 2.618% due 6/25/2035(2)	5,551,307	5,646,307
2006-7 1A1 5.25% due 6/25/2021	174,230	178,404

Total Collateralized Mortgage Obligations (Cost $177,048,497)		176,725,711

	Principal Amount	Value
Senior Secured Loans — 10.5%
Building Materials — 0.6%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	4,228,750	4,214,415
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	3,432,750	3,436,320
		7,650,735
Consumer Products — 0.6%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(2)	6,794,286	6,792,179
		6,792,179
Entertainment — 1.0%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	7,050,000	6,997,125
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	5,223,750	5,193,713
		12,190,838

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Food And Beverage — 0.6%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	$7,245,250	$7,257,567
		7,257,567
Gaming — 2.3%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	5,174,000	5,193,403
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	5,074,500	5,077,037
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	7,046,482	7,026,682
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(2)	3,839,408	3,845,397
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	5,985,000	5,985,000
		27,127,519
Healthcare — 1.6%
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(2)	6,081,313	6,106,307
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.986% due 10/30/2017(2)	3,859,766	3,850,117
Fresenius SE & Co. KGaA USD Term Loan B 2.233% due 8/7/2019(2)	8,955,000	8,921,419
		18,877,843
Media Noncable — 0.4%
CBS Outdoor Americas Capital LLC Term Loan B 3.00% due 1/31/2021(2)	1,000,000	995,630
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(2)	3,491,250	3,487,759
		4,483,389
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/17/2020(2)	2,786,000	2,797,144
		2,797,144
Pharmaceuticals — 1.6%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(2)	8,550,000	8,535,721
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(2)	3,250,000	3,247,563
RPI Finance Trust Term Loan A 2.234% due 8/9/2016(2)	3,725,972	3,721,315
Term Loan B2 3.25% due 5/9/2018(2)	3,878,425	3,890,564
		19,395,163

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Refining — 0.5%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	$2,102,679	$2,125,451
Tesoro Corp. Term Loan B 2.403% due 5/30/2016(2)	3,577,500	3,577,500
		5,702,951
Supermarkets — 0.3%
Albertson’s LLC Term Loan B2 4.75% due 3/21/2019(2)	3,491,250	3,511,604
		3,511,604
Wireless — 0.6%
Crown Castle Operating Co. Term Loan B2 3.25% due 1/31/2021(2)	7,625,053	7,596,459
		7,596,459
Wirelines — 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	2,778,894	2,771,252
		2,771,252
Total Senior Secured Loans (Cost $126,206,706)		126,154,643

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 21.2%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	6,837,516
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(2)	255,000	271,759
2007-3 AM 5.716% due 6/10/2049(2)	4,050,000	4,466,291
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	10,000,000	10,493,010
2005-5 A4 5.115% due 10/10/2045(1)(2)	14,429,000	15,150,176
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	14,110,000	14,804,395
2006-T24 AM 5.568% due 10/12/2041(2)	9,300,000	10,148,253
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	38,482	38,517
Citigroup Commercial Mortgage Trust 2004-C1 A4 5.626% due 4/15/2040(1)(2)	373,215	372,994
2006-C5 A4 5.431% due 10/15/2049(1)	13,115,000	14,305,199
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(3)	3,650,000	3,715,642
4.523% due 1/15/2035(3)	2,750,000	2,812,961

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(2)	$12,620,776	$13,676,504
CS First Boston Mortgage Securities Corp. 1997-C2 F 7.46% due 1/17/2035(2)	164,415	164,758
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	8,000,000	8,018,776
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A4 5.038% due 3/15/2046(2)	7,212,763	7,363,848
2005-LDP5 AM 5.447% due 12/15/2044(2)	2,420,000	2,588,800
2006-LDP7 AM 6.025% due 4/15/2045(2)	6,400,000	7,006,310
2007-CB18 A4 5.44% due 6/12/2047	15,220,000	16,708,425
LB-UBS Commercial Mortgage Trust 2006-C1 A4 5.156% due 2/15/2031	3,920,000	4,163,365
2006-C6 A4 5.372% due 9/15/2039	11,250,000	12,291,514
Merrill Lynch Mortgage Trust 2005-LC1 A4 5.291% due 1/12/2044(2)	2,790,387	2,960,835
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048	8,500,000	8,345,428
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	11,341,172	11,834,366
2006-HQ8 A4 5.598% due 3/12/2044(2)	9,447,806	10,029,083
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	16,600,000	16,472,346
SBA Tower Trust 2.24% due 4/15/2043(3)	13,000,000	12,750,738
2.933% due 12/15/2042(3)	5,000,000	5,063,875
TIAA CMBS I Trust 2001-C1A H 5.77% due 6/19/2033(3)	341,063	341,304
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(2)	1,458,876	1,460,565
2005-C18 A4 4.935% due 4/15/2042	4,500,000	4,622,769
2005-C21 A4 5.414% due 10/15/2044(2)	4,805,324	5,056,859
2006-C28 AM 5.603% due 10/15/2048(2)	5,000,000	5,429,285
2006-C29 A4 5.308% due 11/15/2048	15,059,185	16,384,665
Total Commercial Mortgage-Backed Securities (Cost $263,190,664)		256,151,131

	Principal Amount	Value
Corporate Bonds — 37.6%
Aerospace & Defense — 0.7%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(3)	3,250,000	3,380,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	$4,600,000	$4,828,721
		8,208,721
Automotive — 1.4%
Banque PSA Finance S.A. Sr. Nt. 3.375% due 4/4/2014(3)	3,000,000	3,000,090
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	2,600,000	2,629,032
2.75% due 5/15/2015	4,000,000	4,081,560
RCI Banque S.A. Sr. Nt. 3.40% due 4/11/2014(3)	3,000,000	3,001,020
Volkswagen International Finance N.V. 1.625% due 3/22/2015(3)	4,500,000	4,551,133
		17,262,835
Banking — 10.1%
Abbey National Treasury Services PLC 2.875% due 4/25/2014	3,500,000	3,505,456
Ally Financial, Inc. 2.75% due 1/30/2017	2,900,000	2,929,000
3.125% due 1/15/2016	2,000,000	2,042,500
Amsouth Bank Sub. Nt. Series AI 5.20% due 4/1/2015	3,000,000	3,120,000
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015	6,500,000	6,743,607
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(3)	4,500,000	5,043,357
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015	3,000,000	3,004,248
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	8,500,000	8,529,911
Sub. Nt. 5.00% due 9/15/2014	1,500,000	1,529,048
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(3)	4,500,000	4,562,901
ING Bank N.V. Sr. Nt. 2.375% due 6/9/2014(3)	4,400,000	4,416,790
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016	9,000,000	9,214,281
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015	4,000,000	4,016,416
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(3)	4,750,000	4,902,380
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	4,700,000	4,760,639
3.45% due 11/2/2015	3,750,000	3,893,089
Regions Bank Sub. Nt. 7.50% due 5/15/2018	4,500,000	5,310,855
Royal Bank of Scotland Group PLC 1.875% due 3/31/2017	3,750,000	3,752,839
Sr. Nt. 2.55% due 9/18/2015	7,000,000	7,148,463

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	$4,500,000	$4,647,195
Sumitomo Mitsui Banking Corp. Sr. Nt. 1.90% due 1/12/2015(3)	4,500,000	4,537,971
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	4,600,000	4,837,259
The Goldman Sachs Group, Inc. Sr. Nt. 1.60% due 11/23/2015	2,500,000	2,525,943
3.30% due 5/3/2015	6,750,000	6,932,365
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016	4,000,000	4,012,376
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	5,000,000	5,219,380
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	800,000	879,484
		122,017,753
Brokerage — 1.6%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016(1)	5,000,000	5,412,500
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015	6,000,000	6,245,298
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	7,000,000	7,087,038
		18,744,836
Building Materials — 0.4%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	4,500,000	5,112,603
		5,112,603
Chemicals — 1.1%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016	2,700,000	2,754,000
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014	5,600,000	5,670,073
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(3)	4,500,000	4,628,731
		13,052,804
Construction Machinery — 0.4%
CNH Capital LLC 3.25% due 2/1/2017	2,500,000	2,550,000
3.875% due 11/1/2015	2,750,000	2,825,625
		5,375,625
Consumer Cyclical Services — 0.4%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017	4,500,000	4,446,626
		4,446,626

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Diversified Manufacturing — 0.5%
Pentair Finance S.A. 1.35% due 12/1/2015	$1,750,000	$1,759,191
1.875% due 9/15/2017	3,750,000	3,737,059
		5,496,250
Electric — 1.4%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	1,800,000	1,944,000
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018	2,400,000	2,392,716
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	2,750,000	2,763,750
PPL Energy Supply LLC Sr. Nt. Series A 5.70% due 10/15/2035	3,195,000	3,407,212
The Dayton Power & Light Co. 1.875% due 9/15/2016(3)	5,800,000	5,882,951
		16,390,629
Energy - Integrated — 0.4%
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	4,600,000	4,650,062
		4,650,062
Entertainment — 0.4%
Time Warner, Inc. 3.15% due 7/15/2015	4,500,000	4,647,623
		4,647,623
Financial - Other — 0.2%
Icahn Enterprises LP 3.50% due 3/15/2017(3)	2,700,000	2,727,000
		2,727,000
Food And Beverage — 0.4%
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	5,000,000	5,181,740
		5,181,740
Government Related — 1.0%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	4,500,000	4,562,775
Petrobras Global Finance B.V. 2.00% due 5/20/2016	1,000,000	991,250
3.25% due 3/17/2017	4,250,000	4,263,192
Petrobras International Finance Co. 2.875% due 2/6/2015	2,250,000	2,279,250
		12,096,467
Healthcare — 1.3%
Covidien International Finance S.A. 1.35% due 5/29/2015	4,500,000	4,536,194
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	1,750,000	1,754,919
Owens & Minor, Inc. 6.35% due 4/15/2016	4,100,000	4,459,603

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	$4,500,000	$4,472,775
		15,223,491
Home Construction — 0.7%
DR Horton, Inc. 3.625% due 2/15/2018	4,500,000	4,567,500
MDC Holdings, Inc. 5.375% due 7/1/2015	3,500,000	3,653,125
		8,220,625
Industrial - Other — 0.4%
URS Corp. 3.85% due 4/1/2017	4,500,000	4,657,244
		4,657,244
Insurance - Life — 0.5%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	2,965,000	3,083,926
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	3,000,000	3,169,329
		6,253,255
Insurance P&C — 1.5%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,471,214
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	4,700,000	4,862,042
Willis Group Holdings PLC 4.125% due 3/15/2016	4,500,000	4,725,247
XLIT Ltd. 2.30% due 12/15/2018	4,000,000	3,967,880
		18,026,383
Media Cable — 0.7%
DISH DBS Corp. 6.625% due 10/1/2014	3,500,000	3,587,500
Time Warner Cable, Inc. 5.85% due 5/1/2017	4,000,000	4,497,088
		8,084,588
Media Noncable — 1.0%
21st Century Fox America, Inc. 5.30% due 12/15/2014	4,500,000	4,652,978
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	3,000,000	3,135,000
The Interpublic Group of Companies, Inc. Sr. Nt. 6.25% due 11/15/2014	4,500,000	4,640,625
		12,428,603
Metals And Mining — 1.6%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015	3,900,000	3,982,875
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	3,000,000	3,157,500
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015	2,700,000	2,715,493

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Plains Exploration & Production Co. 8.625% due 10/15/2019	$4,275,000	$4,643,719
Xstrata Finance Canada Ltd. 2.05% due 10/23/2015(3)	750,000	758,620
2.85% due 11/10/2014(3)	3,500,000	3,533,561
		18,791,768
Oil Field Services — 1.1%
Nabors Industries, Inc. 2.35% due 9/15/2016(3)	3,400,000	3,478,336
Transocean, Inc. 2.50% due 10/15/2017	5,000,000	5,032,225
Weatherford International LLC 6.35% due 6/15/2017	4,000,000	4,526,120
		13,036,681
Pharmaceuticals — 1.3%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015	6,500,000	6,555,471
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(3)	3,500,000	3,447,713
Mylan, Inc. Sr. Nt. 1.35% due 11/29/2016	2,250,000	2,254,086
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	3,400,000	3,413,512
		15,670,782
Pipelines — 1.6%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018	3,400,000	3,373,412
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(2)	1,800,000	2,027,250
Midcontinent Express Pipeline LLC Sr. Nt. 5.45% due 9/15/2014(3)	4,500,000	4,560,358
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	4,700,000	4,735,250
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	4,500,000	4,621,527
		19,317,797
Refining — 0.2%
Phillips 66 1.95% due 3/5/2015	2,700,000	2,731,463
		2,731,463
REITs — 1.9%
ARC Properties Operating Partnership LP 2.00% due 2/6/2017(3)	3,500,000	3,501,036
BioMed Realty LP 3.85% due 4/15/2016	1,700,000	1,788,459
ProLogis LP 5.625% due 11/15/2015	3,600,000	3,864,488
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	4,000,000	4,435,292
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	4,500,000	4,875,984

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
WEA Finance LLC 5.75% due 9/2/2015(3)	$4,600,000	$4,905,951
		23,371,210
Retailers — 0.2%
CVS Caremark Corp. Sr. Nt. 1.20% due 12/5/2016	2,500,000	2,514,460
		2,514,460
Supermarkets — 0.1%
Tesco PLC Sr. Nt. 2.00% due 12/5/2014(3)	1,800,000	1,815,817
		1,815,817
Technology — 1.1%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	3,650,000	3,898,101
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	5,500,000	5,586,818
NXP B.V. 3.50% due 9/15/2016(3)	3,400,000	3,485,000
		12,969,919
Transportation Services — 0.5%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2017(3)	3,846,000	3,892,379
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	2,500,000	2,614,457
		6,506,836
Wireless — 1.0%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015	8,500,000	8,738,000
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	3,602,000	3,884,530
		12,622,530
Wirelines — 0.5%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	5,800,000	6,005,726
		6,005,726
Total Corporate Bonds (Cost $447,479,135)		453,660,752

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 2.44% due 8/1/2046(2)	25,927	27,305
Total Hybrid ARMS (Cost $26,145)		27,305

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Mortgage-Backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	$21,443	$24,290
Total Mortgage-Backed Securities (Cost $22,218)		24,290

	Principal Amount	Value
Municipal Bonds — 0.4%
Illinois St. G.O. 4.511% due 3/1/2015	4,400,000	4,550,304
Total Municipal Bonds (Cost $4,477,050)		4,550,304

	Principal Amount	Value
U.S. Agencies — 0.0%
FHLMC 2.00% due 8/25/2016	400,000	412,987
Total U.S. Agencies (Cost $407,773)		412,987

	Principal Amount	Value
U.S. Government Securities — 3.4%
U.S. Treasury Notes
0.25% due 2/29/2016	7,000,000	6,981,408
0.75% due 3/15/2017	14,280,000	14,226,450
1.25% due 10/31/2018	15,130,000	14,888,858
1.50% due 1/31/2019	5,000,000	4,956,250
Total U.S. Government Securities (Cost $41,282,959)		41,052,966

	Principal Amount	Value
Repurchase Agreements — 1.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $19,209,000, due 4/1/2014(5)	19,209,000	19,209,000
Total Repurchase Agreements (Cost $19,209,000)		19,209,000
Total Investments — 100.4% (Cost $1,213,600,748)		1,212,045,921
Other Liabilities, Net — (0.4)%		(5,274,216)
Total Net Assets — 100.0%		$1,206,771,705

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2014.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $217,307,127, representing 18.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Fair valued security
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$19,595,808

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The table below presents futures contracts as of March 31, 2014:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	160	6/19/2014	$19,760	$130,687

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$134,076,832	$—	$134,076,832
Collateralized Mortgage Obligations	—	176,725,711	—	176,725,711
Senior Secured Loans	—	126,154,643	—	126,154,643
Commercial Mortgage-Backed Securities	—	256,151,131	—	256,151,131
Corporate Bonds	—	453,660,752	—	453,660,752
Hybrid ARMS	—	27,305	—	27,305
Mortgage-Backed Securities	—	24,290	—	24,290
Municipal Bonds	—	4,550,304	—	4,550,304
U.S. Agencies	—	412,987	—	412,987
U.S. Government Securities	—	41,052,966	—	41,052,966
Repurchase Agreements	—	19,209,000	—	19,209,000
Other Financial Instruments:
Financial Futures Contracts	130,687	—	—	130,687

Total	$130,687	$1,212,045,921	$—	$1,212,176,608

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 4.2%
Food And Beverage — 0.9%
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	$992,500	$996,430
		996,430
Independent Energy — 0.9%
Chesapeake Energy Corp. New Unsecured Term Loan 5.75% due 12/1/2017(1)	1,000,000	1,021,670
		1,021,670
Insurance P&C — 0.7%
Asurion LLC New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	750,000	773,438
		773,438
Media Noncable — 0.5%
Univision Communications, Inc. Term Loan C3 4.00% due 3/2/2020(1)	495,000	494,030
		494,030
Oil Field Services — 0.7%
Stallion Oilfield Holdings, Inc. Term Loan B 8.00% due 6/19/2018(1)	727,190	742,643
		742,643
Technology — 0.5%
Applied Systems, Inc. New 2nd Lien Term Loan 7.50% due 1/24/2022(1)	500,000	507,500
		507,500
Total Senior Secured Loans (Cost $4,450,068)		4,535,711

	Principal Amount	Value
Corporate Bonds — 91.4%
Aerospace & Defense — 0.3%
Bombardier, Inc. Sr. Nt. 4.75% due 4/15/2019(2)	330,000	330,000
		330,000
Airlines — 0.3%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	300,000	323,250
		323,250
Automotive — 2.6%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(3)	730,000	843,150
Dana Holding Corp. Sr. Nt. 5.375% due 9/15/2021(3)	800,000	832,000
Schaeffler Finance B.V. Sr. Sec. Nt. 4.75% due 5/15/2021(2)	670,000	685,075

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
7.75% due 2/15/2017(2)	$370,000	$419,950
		2,780,175
Banking — 0.9%
Royal Bank of Scotland Group PLC Jr. Sub. Nt. 7.648% due 9/30/2031(1)(4)	300,000	322,500
9.118% due 8/20/2014(4)	700,000	703,500
		1,026,000
Chemicals — 1.4%
Axalta Coating Systems U.S. Holdings, Inc. 7.375% due 5/1/2021(2)(3)	750,000	815,625
Hexion U.S. Finance Corp. Sr. Sec. Nt. 6.625% due 4/15/2020	675,000	698,625
		1,514,250
Construction Machinery — 2.8%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)	690,000	750,375
Terex Corp. 6.00% due 5/15/2021(3)	600,000	642,000
The Manitowoc Co., Inc. 5.875% due 10/15/2022(3)	500,000	532,500
United Rentals North America, Inc. 6.125% due 6/15/2023	700,000	742,000
7.625% due 4/15/2022	350,000	392,438
		3,059,313
Consumer Cyclical Services — 1.2%
The ADT Corp. Sr. Nt. 6.25% due 10/15/2021(2)	900,000	924,750
The Geo Group, Inc. 6.625% due 2/15/2021	300,000	321,750
		1,246,500
Consumer Products — 0.6%
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019(2)(5)	670,000	692,613
		692,613
Diversified Manufacturing — 1.2%
Amsted Industries, Inc. 5.00% due 3/15/2022(2)	1,330,000	1,336,650
		1,336,650
Electric — 2.3%
AES Corp. Sr. Nt. 5.50% due 3/15/2024	670,000	664,975
7.375% due 7/1/2021	630,000	718,200
8.00% due 6/1/2020	360,000	424,800
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	375,000	380,625
7.50% due 2/15/2021(2)	240,000	262,200
		2,450,800
Entertainment — 1.5%
Live Nation Entertainment, Inc. 7.00% due 9/1/2020(2)	400,000	437,500
WMG Acquisition Corp. Sr. Sec. Nt.
5.625% due 4/15/2022(2)	370,000	375,550
6.75% due 4/15/2022(2)	750,000	754,688
		1,567,738

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Financial - Other — 0.4%
Icahn Enterprises LP 5.875% due 2/1/2022(2)(3)	$450,000	$456,750
		456,750
Gaming — 1.8%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)	750,000	765,000
MGM Resorts International 6.625% due 12/15/2021	400,000	440,000
Penn National Gaming, Inc. Sr. Nt. 5.875% due 11/1/2021(2)	450,000	442,125
PNK Finance Corp. 6.375% due 8/1/2021(2)	330,000	343,200
		1,990,325
Government Related — 0.9%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(2)	945,000	1,015,875
		1,015,875
Healthcare — 5.9%
Amsurg Corp. 5.625% due 11/30/2020	800,000	832,000
DaVita HealthCare Partners, Inc. 5.75% due 8/15/2022	400,000	425,500
HCA, Inc. Sr. Sec. Nt. 3.75% due 3/15/2019	830,000	833,112
5.00% due 3/15/2024	650,000	651,219
7.875% due 2/15/2020	250,000	266,125
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(2)	630,000	707,175
Kindred Healthcare, Inc. 6.375% due 4/15/2022(2)	500,000	501,250
Select Medical Corp. 6.375% due 6/1/2021	400,000	406,000
Teleflex, Inc. 6.875% due 6/1/2019	330,000	351,863
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	700,000	782,250
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	550,000	588,500
		6,344,994
Home Construction — 4.3%
Lennar Corp. 4.50% due 6/15/2019	530,000	539,275
Meritage Homes Corp. 7.15% due 4/15/2020	850,000	947,750
Taylor Morrison Communities, Inc. 5.25% due 4/15/2021(2)	200,000	202,000
5.625% due 3/1/2024(2)	350,000	345,625
7.75% due 4/15/2020(2)	391,000	431,077

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
WCI Communities, Inc. 6.875% due 8/15/2021(2)(3)	$1,000,000	$1,037,500
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	650,000	646,750
Woodside Homes Co. LLC Sr. Nt. 6.75% due 12/15/2021(2)(3)	500,000	508,750
		4,658,727
Independent Energy — 12.8%
Alta Mesa Holdings LP 9.625% due 10/15/2018	870,000	935,250
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	420,000	448,350
BreitBurn Energy Partners LP 7.875% due 4/15/2022	560,000	606,200
Chesapeake Energy Corp. 5.75% due 3/15/2023(3)	1,000,000	1,058,750
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	630,000	669,375
Eagle Rock Energy Partners LP 8.375% due 6/1/2019	780,000	846,300
EV Energy Partners LP 8.00% due 4/15/2019	680,000	703,800
Halcon Resources Corp. 9.75% due 7/15/2020	670,000	721,925
Jones Energy Holdings LLC Sr. Nt. 6.75% due 4/1/2022(2)	750,000	764,062
Laredo Petroleum, Inc. 5.625% due 1/15/2022(2)	600,000	607,500
Linn Energy LLC 7.25% due 11/1/2019(2)	600,000	625,500
Memorial Production Partners LP 7.625% due 5/1/2021	800,000	844,000
Midstates Petroleum Co., Inc. 9.25% due 6/1/2021	600,000	627,000
Northern Blizzard Resources, Inc. 7.25% due 2/1/2022(2)	600,000	618,000
Penn Virginia Corp. 8.50% due 5/1/2020	600,000	667,500
RKI Exploration & Production LLC 8.50% due 8/1/2021(2)	800,000	864,000
Rosetta Resources, Inc. 5.625% due 5/1/2021	200,000	204,500
5.875% due 6/1/2022	450,000	460,125
Samson Investment Co. 10.75% due 2/15/2020(2)(3)	900,000	981,000
SandRidge Energy, Inc. 7.50% due 3/15/2021	500,000	533,750
		13,786,887
Industrial - Other — 0.8%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	800,000	852,000
		852,000
Insurance - Life — 1.3%
American Equity Investment Life Holding Co. 6.625% due 7/15/2021	600,000	639,750
CNO Financial Group, Inc. Sr. Sec. Nt. 6.375% due 10/1/2020(2)	700,000	745,500
		1,385,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Insurance P&C — 1.0%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	$750,000	$802,500
Hockey Merger Sub 2, Inc. Sr. Nt. 7.875% due 10/1/2021(2)	300,000	320,250
		1,122,750
Lodging — 1.3%
NCL Corp. Ltd. 5.00% due 2/15/2018	670,000	695,125
Royal Caribbean Cruises Ltd. Sr. Nt. 5.25% due 11/15/2022	670,000	686,750
		1,381,875
Media Cable — 2.7%
Block Communications, Inc. Sr. Nt. 7.25% due 2/1/2020(2)	830,000	883,950
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	540,000	550,800
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)	930,000	971,850
Mediacom LLC Sr. Nt. 9.125% due 8/15/2019	450,000	481,500
		2,888,100
Media Noncable — 3.7%
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	560,000	614,600
7.625% due 6/15/2021	300,000	338,250
Intelsat Luxembourg S.A. 8.125% due 6/1/2023(2)	600,000	636,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(2)(3)	830,000	859,050
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	814,000	900,488
6.875% due 5/15/2019(2)	560,000	602,000
		3,950,388
Metals And Mining — 1.9%
Commercial Metals Co. Sr. Nt. 4.875% due 5/15/2023	800,000	768,000
FMG Resources August 2006 Pty. Ltd. 6.875% due 4/1/2022(2)	600,000	646,500
TMS International Corp. 7.625% due 10/15/2021(2)	600,000	643,500
		2,058,000
Non Captive Diversified — 4.2%
AerCap Aviation Solutions B.V. 6.375% due 5/30/2017	800,000	872,000
Aircastle Ltd. Sr. Nt. 5.125% due 3/15/2021	750,000	750,937
CIT Group, Inc. Sr. Nt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
5.00% due 8/1/2023	$750,000	$766,875
5.25% due 3/15/2018	550,000	591,250
5.50% due 2/15/2019(2)	450,000	484,875
Fly Leasing Ltd. 6.75% due 12/15/2020	450,000	470,250
Intrepid Aviation Group Holdings LLC Sr. Nt. 6.875% due 2/15/2019(2)	600,000	621,000
		4,557,187
Oil Field Services — 2.1%
Exterran Partners LP 6.00% due 4/1/2021	1,050,000	1,044,750
Ocean Rig UDW, Inc. Sr. Nt. 7.25% due 4/1/2019(2)	750,000	749,063
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	500,000	508,750
		2,302,563
Packaging — 1.0%
Beverage Packaging Holdings Luxembourg II S.A. 6.00% due 6/15/2017(2)	600,000	621,000
Plastipak Holdings, Inc. Sr. Nt. 6.50% due 10/1/2021(2)	450,000	471,938
		1,092,938
Pharmaceuticals — 2.0%
Capsugel S.A. Sr. Nt. 7.00% due 5/15/2019(2)(5)	600,000	618,000
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(2)	800,000	824,000
Par Pharmaceutical Cos., Inc. 7.375% due 10/15/2020	670,000	725,275
		2,167,275
Pipelines — 8.6%
Access Midstream Partners LP 4.875% due 3/15/2024	1,330,000	1,326,675
Atlas Pipeline Partners LP 5.875% due 8/1/2023	800,000	790,000
Crestwood Midstream Partners LP 6.00% due 12/15/2020	670,000	701,825
Energy Transfer Equity LP Sr. Sec. Nt. 5.875% due 1/15/2024	750,000	766,875
Gibson Energy, Inc. Sr. Nt. 6.75% due 7/15/2021(2)(3)	800,000	858,000
MarkWest Energy Partners LP 6.50% due 8/15/2021	390,000	421,200
Martin Midstream Partners LP 7.25% due 2/15/2021	400,000	419,500
Sr. Nt.
7.25% due 2/15/2021(2)	450,000	471,937
8.875% due 4/1/2018	400,000	417,752
NGL Energy Partners LP 6.875% due 10/15/2021(2)	450,000	468,000
Niska Gas Storage Canada ULC 6.50% due 4/1/2019(2)	700,000	689,500
Regency Energy Partners LP 6.50% due 7/15/2021	650,000	697,125

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Targa Resources Partners LP 6.875% due 2/1/2021	$500,000	$536,250
Tesoro Logistics LP 5.875% due 10/1/2020(2)	380,000	397,100
6.125% due 10/15/2021	330,000	349,800
		9,311,539
Refining — 2.3%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021(2)	530,000	533,975
7.625% due 1/15/2022	750,000	795,000
9.375% due 5/1/2019	400,000	454,500
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020	670,000	716,900
		2,500,375
REITs — 0.8%
Sabra Health Care LP 5.50% due 2/1/2021	850,000	888,250
		888,250
Retailers — 5.8%
99 Cents Only Stores 11.00% due 12/15/2019	1,000,000	1,137,500
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019	1,100,000	1,227,875
Chinos Intermediate Holdings A, Inc. Sr. Nt. 7.75% due 5/1/2019(2)(5)	600,000	619,500
CST Brands, Inc. 5.00% due 5/1/2023	870,000	854,775
DBP Holding Corp. 7.75% due 10/15/2020(2)	710,000	681,600
Neiman Marcus Group Ltd. LLC 8.00% due 10/15/2021(2)	450,000	494,437
8.75% due 10/15/2021(2)(5)	600,000	663,000
The Pantry, Inc. 8.375% due 8/1/2020	500,000	540,000
		6,218,687
Supermarkets — 1.6%
BI-LO LLC Sr. Nt. 8.625% due 9/15/2018(2)(5)	1,200,000	1,243,500
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017	400,000	437,000
		1,680,500
Technology — 5.4%
Amkor Technology, Inc. Sr. Nt. 6.375% due 10/1/2022	500,000	518,125
7.375% due 5/1/2018	250,000	260,625
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	830,000	769,825
CDW LLC 8.50% due 4/1/2019	1,000,000	1,095,000
Equinix, Inc. Sr. Nt. 4.875% due 4/1/2020	350,000	357,875
First Data Corp. Sec. Nt. 8.75% due 1/15/2022(2)(5)	413,000	451,202
12.625% due 1/15/2021	900,000	1,071,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Freescale Semiconductor, Inc. Sr. Sec. Nt. 6.00% due 1/15/2022(2)	$600,000	$636,750
Micron Technology, Inc. Sr. Nt. 5.875% due 2/15/2022(2)	330,000	345,675
NXP B.V. 5.75% due 3/15/2023(2)	330,000	346,500
	5,852,577
Wireless — 3.7%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)	500,000	533,750
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(2)	540,000	561,600
Sprint Communications, Inc. Sr. Nt. 6.00% due 11/15/2022	700,000	713,125
7.00% due 3/1/2020(2)	200,000	230,500
9.00% due 11/15/2018(2)	525,000	641,812
Sprint Corp. 7.875% due 9/15/2023(2)	450,000	495,000
T-Mobile U.S.A., Inc. 6.25% due 4/1/2021	50,000	52,875
6.50% due 1/15/2024	600,000	628,500
6.633% due 4/28/2021	150,000	161,250
		4,018,412
Total Corporate Bonds (Cost $94,226,355)		98,809,513

	Shares	Value
Preferred Stocks — 0.4%
Banking — 0.4%
Regions Financial Corp.	20,000	482,200
		482,200
Total Preferred Stocks (Cost $500,000)		482,200

	Principal Amount	Value
Repurchase Agreements — 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $4,202,000, due 4/1/2014(6)	$4,202,000	4,202,000
Total Repurchase Agreements (Cost $4,202,000)		4,202,000
Total Investments — 99.9% (Cost $103,378,423)		108,029,424
Other Assets, Net — 0.1%		108,544
Total Net Assets — 100.0%		$108,137,968

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2014.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $45,091,867, representing 41.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(6)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

Security (unaudited)	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$4,288,517

The table below presents futures contracts as of March 31, 2014:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	35	6/19/2014	$4,323	$51,557
5 YR U.S. Treasury Note	Goldman Sachs & Co.	28	6/30/2014	3,331	30,745

Total					$82,302

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$4,535,711	$—	$4,535,711
Corporate Bonds	—	98,809,513	—	98,809,513
Preferred Stocks	482,200	—	—	482,200
Repurchase Agreements	—	4,202,000	—	4,202,000
Other Financial Instruments:
Financial Futures Contracts	82,302	—	—	82,302

Total	$564,502	$107,547,224	$—	$108,111,726

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds — 97.8%
Arizona — 1.2%
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality-Ser. A 5.00% due 10/1/2027	$1,500,000	$1,700,100
Chandler AZ G.O. 5.00% due 7/1/2021	1,500,000	1,677,660
		3,377,760
California — 8.3%
California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Wtr. Sys. Ser. AG 5.00% due 12/1/2028	1,500,000	1,722,360
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,776,975
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,171,770
Ser. A 5.00% due 9/1/2035	1,750,000	1,865,500
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,458,854
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,218,200
California St. Var. Purp. G.O.
6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,825,570
6.50% due 4/1/2033	2,000,000	2,440,660
San Diego Cnty. CA Regl. Arpt. Auth. Rev. AMT-Senior-Ser. B 5.00% due 7/1/2038	1,200,000	1,250,424
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,645,845
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,153,080
		22,529,238
Colorado — 1.2%
Colorado Hsg. & Fin. Auth. Rev. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	950,000	991,667
Colorado St. Health Facs. Auth. Rev. Catholic Health-Ser. A 5.25% due 2/1/2031	2,000,000	2,154,780
		3,146,447
Connecticut — 3.6%
Connecticut St. G.O. Ser. C 5.75% due 11/1/2019	1,500,000	1,778,805
Ser. D 0.83% due 9/15/2018(1)	1,000,000	1,009,810
5.00% due 11/1/2030	2,000,000	2,233,360
Ser. E 5.00% due 9/15/2032	1,000,000	1,105,810
Sifma Index Ser. A 0.91% due 3/1/2022(1)	2,000,000	1,986,900
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,668,780
		9,783,465

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Delaware — 0.5%
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2018(2)	$1,195,000	$1,399,046
5.00% due 12/1/2028	55,000	60,150
		1,459,196
District Of Columbia — 0.6%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser.C 5.00% due 10/1/2028	1,500,000	1,636,860
		1,636,860
Florida — 2.5%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,657,605
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	1,500,000	1,662,765
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,736,250
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,645,095
		6,701,715
Georgia — 3.5%
Atlanta GA Arpt. Rev. Ref-Gen-Ser. C 5.25% due 1/1/2030	1,000,000	1,091,090
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,523,830
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(2)	1,760,000	2,024,423
5.00% due 2/1/2032 - 2/1/2036	2,740,000	2,975,086
		9,614,429
Illinois — 6.4%
Chicago IL Sales Tax Rev. Ser. A 5.25% due 1/1/2038	3,000,000	3,155,550
Cook Cnty. IL G.O. Ref-Ser. C 5.00% due 11/15/2019	1,000,000	1,143,180
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	6,350,000	7,098,825
5.50% due 7/1/2027	2,000,000	2,241,300
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,153,620
Ser. B 5.50% due 1/1/2033	1,500,000	1,601,625
		17,394,100
Indiana — 0.8%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,194,300
		2,194,300
Kansas — 1.3%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,728,105

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	$1,500,000	$1,676,025
		3,404,130
Louisiana — 1.7%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,665,300
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,735,260
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	1,200,000	1,215,180
		4,615,740
Maine — 0.6%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2034	1,500,000	1,746,060
		1,746,060
Maryland — 2.9%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,724,730
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,695,750
Maryland St. Dept. Transn. Cons. Transn. Rev. 5.25% due 12/15/2017	1,500,000	1,736,910
Prince Georges Cnty. MD G.O. Cons. Pub. Impt. Ser. A 5.00% due 9/15/2029	2,285,000	2,612,623
		7,770,013
Massachusetts — 4.5%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,654,260
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,666,395
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,161,280
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,731,105
Ser. O, M.I.T. 6.00% due 7/1/2036	1,500,000	1,756,950
Massachusetts St. Wtr. Res. Auth. Rev. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,236,240
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,096,380
		12,302,610
Michigan — 3.2%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,256,400
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,959,285

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Wayne Cnty. MI Arpt. Auth. Rev. AMT-Arpt. Rev. Ref. Ser. A 5.00% due 12/1/2022	$1,500,000	$1,624,815
Arpt. Rev. Ref-Ser. B 5.00% due 12/1/2020	2,595,000	2,897,836
		8,738,336
Minnesota — 2.1%
Minnesota St. G.O. Hwy. & Var. Purp. 5.00% due 8/1/2022	1,500,000	1,686,420
Ref-St. Var. Purp. Ser. D 5.00% due 8/1/2022 - 8/1/2024	3,500,000	4,088,510
		5,774,930
Missouri — 2.5%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,643,520
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,702,380
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lein) 5.00% due 5/1/2025	1,500,000	1,626,300
(2nd Lein) 5.25% due 5/1/2018	1,500,000	1,701,045
		6,673,245
Nevada — 0.8%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,171,240
		2,171,240
New Jersey — 8.7%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,209,880
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,637,235
New Jersey Environmental Infrastructure Tr. Rev. AMT-Ser. B 5.00% due 9/1/2028	1,355,000	1,496,868
New Jersey Garden St. Preservation Tr. Rev. Ser. A FSA Insured 5.50% due 11/1/2015	1,500,000	1,622,925
New Jersey St. Economic Dev. Auth. Rev. Ref 5.00% due 6/15/2017	1,500,000	1,666,380
Ref-Sch. Facs. Constr. Sifma Ser. I 1.31% due 9/1/2025(1)	5,000,000	4,954,300
Sch. Facs. Constr. Ser. O 5.25% due 3/1/2015(2)	1,500,000	1,569,195
New Jersey St. G.O. Var. Purp. 5.00% due 6/1/2021	2,000,000	2,285,400
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. C FSA Insured 5.50% due 12/15/2016	1,500,000	1,691,355
Transn. Sys. Ser. D 5.00% due 6/15/2015(2)	2,000,000	2,115,000
New Jersey St. Turnpike Auth. Rev. Ser. B 5.00% due 1/1/2021	2,000,000	2,326,000
		23,574,538

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
New York — 9.3%
Metropolitan Transn. Auth. NY Rev. Ser. D 5.00% due 11/15/2024	$2,500,000	$2,801,950
New York NY G.O. Ref-Ser. F 5.00% due 8/1/2027	1,000,000	1,114,930
Subser. A-1 5.25% due 8/1/2025	1,610,000	1,888,465
Subser. J-4 0.61% due 8/1/2025(1)	2,000,000	2,000,220
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,287,480
New York St. Environmental Facs. Corp. St. Clean Wtr. & Drinking Rev. Revolving Fds. NYC Muni. Wtr. Fin. Auth. Projs-2nd Res-Ser. D 5.00% due 6/15/2024 - 6/15/2027	3,000,000	3,465,620
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029 - 9/15/2031	3,425,000	3,807,783
New York St. Thruway Auth. Personal Income Tax Rev. Transn. Ser. A 5.25% due 3/15/2027	1,500,000	1,684,650
New York St.Thruway Auth. Second Gen. Hwy. & Bridge Tr. Fd. Rev. Ser. A-1 5.00% due 4/1/2028	1,500,000	1,670,985
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,082,760
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,164,120
Triborough NY Bridge. & Tunl. Auth. Revs. Ref-Gen-Ser. B 5.00% due 11/15/2029	1,000,000	1,117,810
		25,086,773
North Carolina — 3.3%
Charlotte NC G.O. Ref-Ser. A 5.00% due 7/1/2022	1,000,000	1,200,850
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,931,090
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,677,780
Wake Cnty. NC G.O. 5.00% due 3/1/2017(2)	1,500,000	1,687,395
Pub. Impt. Ser. A 5.00% due 4/1/2018	2,000,000	2,307,400
		8,804,515
Ohio — 1.2%
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,658,625
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,620,480
		3,279,105
Oklahoma — 0.7%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,820,916
		1,820,916

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Oregon — 2.1%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2018(2)	$1,500,000	$1,809,195
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,679,711
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,108,620
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,143,560
		5,741,086
Pennsylvania — 2.4%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,063,190
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,044,360
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,090,720
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,126,460
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,137,800
		6,462,530
Rhode Island — 1.0%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,694,415
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	1,015,000	1,015,142
		2,709,557
South Carolina — 1.5%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	2,000,000	2,365,900
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,600,230
		3,966,130
Tennessee — 2.9%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,610,265
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,347,513
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,670,175
Tennessee St. G.O. Ser. C 5.00% due 5/1/2018(2)	1,425,000	1,655,907
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Rev. Ser. B 5.125% due 5/1/2033	1,500,000	1,635,285
		7,919,145

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Texas — 10.5%
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	$2,000,000	$2,243,480
Bexar Cnty. Tex. G.O. Certificates Oblig. 5.00% due 6/15/2030	1,500,000	1,647,930
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,234,640
Dallas-Fort Worth Tex. Intl. Arpt. Rev. AMT-JT-Impt. Ser. A 5.00% due 11/1/2038	1,000,000	1,012,820
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,739,100
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,108,760
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,639,500
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,655,400
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,930,543
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,704,780
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,702,440
Seguin Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 8/15/2037	1,500,000	1,654,365
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,492,266
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,707,405
		28,473,429
Virginia — 3.0%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	553,340
Tobacco Settlement Fin. Corp. VA Rev. Asset Bkd. 5.50% due 6/1/2026(2)	1,045,000	1,084,595
Virginia St. Pub. Sch. Auth. Rev. Sch. Fing. Ser. B 5.00% due 8/1/2028	1,500,000	1,647,045
5.25% due 8/1/2033	1,000,000	1,097,880
Virginia St. Pub. Sch. Auth. Spl. Oblg. Montgomery Cnty. Rev. Sch. Fing. 5.00% due 1/15/2026	2,000,000	2,259,480
Virginia St. Res. Auth. Infrastructure Rev. Pooled Fing. Prog. Ser. B 5.00% due 11/1/2030	1,375,000	1,545,266
		8,187,606
Washington — 3.0%
Clark Cnty. WA Pub. Utility Dist. No. 001 Generating Sys. Rev. 5.00% due 1/1/2024	2,000,000	2,227,400
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	1,998,841

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Port of Seattle WA Rev. AMT-Ref-Ser. B 5.00% due 9/1/2024	$1,500,000	$1,680,000
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,189,800
		8,096,041
Total Municipal Bonds (Cost $248,352,877)		265,155,185
Total Investments — 97.8% (Cost $248,352,877)		265,155,185
Other Assets, Net — 2.2%		5,922,215
Total Net Assets — 100.0%		$271,077,400

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2014.
(2)	Pre-refunded.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$265,155,185	$—	$265,155,185

Total	$—	$265,155,185	$—	$265,155,185

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds — 96.2%
Arizona — 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,021,840
		1,021,840
California — 8.4%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)	1,500,000	1,862,985
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	775,000	795,064
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,425,645
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,500,000	1,774,560
6.625% due 11/1/2034	270,000	271,550
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,010,610
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	1,998,112
		9,138,526
Colorado — 2.6%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,114,260
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	733,623
		2,847,883
District Of Columbia — 3.6%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,278,060
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,651,485
		3,929,545
Florida — 11.7%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,657,605
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,785,008
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,047,755
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,049,803
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,500,000	1,520,025
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,160,000	2,341,159
Ref-Phase III

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
6.125% due 5/1/2040	$2,190,000	$2,325,911
		12,727,266
Georgia — 1.3%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2039	1,250,000	1,435,738
		1,435,738
Illinois — 6.5%
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,636,140
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	755,000	773,150
Temps-50-Park Place Elmhurst Ser. D-3 6.25% due 8/15/2015	610,000	403,820
Temps-75-Admiral at Lake-D-1 7.00% due 5/15/2018	1,000,000	1,001,390
Illinois St. G.O. 5.50% due 7/1/2025 - 7/1/2038	3,000,000	3,290,950
		7,105,450
Indiana — 1.8%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	1,970,642
		1,970,642
Iowa — 0.9%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	1,000,000	998,010
		998,010
Kentucky — 2.9%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045	1,500,000	1,611,345
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,605,630
		3,216,975
Louisiana — 1.5%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,633,245
		1,633,245
Maryland — 1.5%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,661,430
		1,661,430
Massachusetts — 3.2%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	3,345,000	3,531,712
		3,531,712
Michigan — 0.9%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	965,000	1,007,392
		1,007,392

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
New Jersey — 4.4%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	$2,000,000	$2,093,820
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,610,310
New Jersey St. Trans. Trust Fund Auth. Rev. Transn. Ser. B 5.25% due 6/15/2036	1,060,000	1,134,592
		4,838,722
New Mexico — 3.5%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,703,920
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040	2,000,000	2,125,860
		3,829,780
New York — 6.1%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2038	1,500,000	1,668,630
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,606,125
New York City Indl. Dev. Agy. Spl. Fac. Rev. AMT-Jetblue Airways Corp. Project 5.125% due 5/15/2030	1,825,000	1,739,225
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,648,965
		6,662,945
Ohio — 1.4%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,520,640
		1,520,640
Oklahoma — 3.2%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	1,901,041
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,609,980
		3,511,021
Pennsylvania — 8.0%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,362,114
Diakon Lutheran 6.125% due 1/1/2029	1,500,000	1,613,580
Ref-Asbury PA Oblig. Group 5.25% due 1/1/2032	1,350,000	1,291,316
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,632,000
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,661,550
6.50% due 12/1/2036	1,000,000	1,133,610
		8,694,170

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Rhode Island — 2.1%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	$1,500,000	$1,694,415
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	600,000	600,084
		2,294,499
South Carolina — 3.1%
Richland Cnty. SC Environmental Impt. Rev. Intl. Paper 6.10% due 4/1/2023	1,780,000	1,780,285
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,635,135
		3,415,420
Tennessee — 1.5%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,610,265
		1,610,265
Texas — 15.2%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,591,005
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,500,000	1,663,140
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref. Ser. F 5.75% due 1/1/2033	2,000,000	2,166,760
Seguin TX Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 8/15/2038	1,500,000	1,650,615
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	225,000	225,434
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040	3,110,000	3,517,877
7.50% due 6/30/2033	2,000,000	2,338,560
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,673,610
7.50% due 12/31/2031	1,500,000	1,744,365
		16,571,366
Total Municipal Bonds (Cost $99,259,977)		105,174,482
Total Investments — 96.2% (Cost $99,259,977)		105,174,482
Other Assets, Net — 3.8%		4,130,547
Total Net Assets — 100.0%		$109,305,029

(1)	Pre-refunded.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$105,174,482	$—	$105,174,482

Total	$—	$105,174,482	$—	$105,174,482

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 84.7%
Aerospace & Defense — 0.4%
Sequa Corp. New Term Loan B 5.25% due 6/19/2017(1)	$10,335,170	$10,111,207
		10,111,207
Airlines — 2.5%
Air Canada Term Loan B 5.50% due 9/20/2019(1)	20,500,000	20,858,750
American Airlines, Inc. Exit Term Loan 3.75% due 6/27/2019(1)	30,779,937	30,862,428
Delta Air Lines, Inc. New Term Loan B 3.50% due 4/20/2017(1)	19,107,869	19,121,435
		70,842,613
Automotive — 2.9%
INA Beteiligungsgesellschaft mbH USD Term Loan C 4.25% due 1/27/2017(1)	26,000,000	26,092,040
Navistar, Inc. Term Loan B 5.75% due 8/17/2017(1)	16,198,599	16,455,023
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 4.75% due 4/30/2019(1)	25,000,000	25,114,500
TI Group Automotive Systems LLC Term Loan B 5.50% due 3/28/2019(1)	13,860,000	13,894,650
		81,556,213
Building Materials — 2.8%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(1)	22,885,000	22,807,420
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	28,357,500	28,336,232
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	25,870,000	25,896,904
2nd Lien Term Loan 7.00% due 3/26/2021(1)	2,000,000	2,048,700
		79,089,256
Chemicals — 3.0%
Arysta LifeScience Corp. 1st Lien Term Loan 4.50% due 5/29/2020(1)	17,368,742	17,376,037
2nd Lien Term Loan 8.25% due 11/30/2020(1)	5,000,000	5,068,750
Ascend Performance Materials LLC Term Loan B 6.75% due 4/10/2018(1)	14,700,000	14,406,000
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 4.00% due 2/1/2020(1)	29,775,000	29,775,000
Road Infrastructure Investment, LLC New 1st Lien Term Loan 4.25% due 3/19/2021(1)	15,000,000	14,971,950
New 2nd Lien Term Loan

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
7.75% due 9/21/2021(1)	$2,500,000	$2,500,000
		84,097,737
Consumer Cyclical Services — 0.8%
Garda World Security Corp. Delayed Draw Term Loan 4.00% due 11/6/2020(1)	2,031,944	2,034,485
New Term Loan B 4.00% due 11/6/2020(1)	7,943,056	7,952,984
Monitronics International, Inc. New Term Loan B 4.25% due 3/23/2018(1)	12,741,045	12,741,045
		22,728,514
Consumer Products — 3.6%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	29,051,557	29,042,551
KIK Custom Products, Inc. New 1st Lien Term Loan 5.50% due 4/29/2019(1)	19,850,088	19,769,496
New 2nd Lien Term Loan 9.50% due 10/29/2019(1)	10,000,000	10,062,500
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(1)	17,743,355	17,739,984
The Sun Products Corp. New Term Loan 5.50% due 3/23/2020(1)	26,235,000	24,824,869
		101,439,400
Diversified Manufacturing — 0.7%
Silver II U.S. Holdings LLC Term Loan 4.00% due 12/13/2019(1)	19,332,090	19,277,766
		19,277,766
Electric — 3.7%
Calpine Corp. Term Loan B1 4.00% due 4/2/2018(1)	10,645,542	10,669,175
Term Loan B3 4.00% due 10/9/2019(1)	21,202,187	21,242,047
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	14,505,769	14,551,172
EIF Channelview Cogeneration LLC Term Loan B 4.25% due 5/8/2020(1)	9,605,000	9,653,025
LSP Madison Funding LLC Term Loan 5.50% due 6/28/2019(1)	4,282,293	4,276,940
Star West Generation LLC New Term Loan B 4.25% due 3/13/2020(1)	11,385,000	11,385,000
Viva Alamo LLC Term Loan B 4.75% due 2/17/2021(1)	31,260,000	31,318,769
		103,096,128
Entertainment — 1.0%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	27,362,500	27,205,166
		27,205,166

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Environmental — 0.7%
ADS Waste Holdings, Inc. New Term Loan 3.75% due 10/9/2019(1)	$19,750,000	$19,697,860
		19,697,860
Food And Beverage — 3.4%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(1)	39,722,400	39,598,466
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	38,459,375	38,611,674
New HB Acquisition LLC Term Loan 6.75% due 4/9/2020(1)	15,000,000	15,581,250
		93,791,390
Gaming — 4.1%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(1)	29,352,500	29,462,572
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	9,950,000	9,954,975
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	9,875,000	9,847,251
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	15,061,818	15,086,670
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(1)	5,955,000	5,964,290
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(1)	17,955,000	17,955,000
Station Casinos LLC Term Loan B 4.25% due 3/2/2020(1)	27,727,444	27,762,103
		116,032,861
Healthcare — 8.4%
CareCore National, LLC Term Loan B 5.50% due 2/6/2021(1)	12,000,000	12,065,040
Convatec, Inc. Term Loan 4.00% due 12/22/2016(1)	12,527,764	12,543,424
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(1)	19,750,000	19,831,172
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	22,774,626	22,838,623
INC Research, Inc. Refi Term Loan B 4.25% due 7/12/2018(1)	14,445,678	14,463,735
Kindred Healthcare, Inc. New Term Loan 4.00% due 4/9/2021(1)	22,000,000	22,055,000
MedSolutions Holdings, Inc. Term Loan B 6.50% due 7/8/2019(1)	21,175,000	21,267,746

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
National Mentor Holdings, Inc. Term Loan B 4.75% due 1/27/2021(1)	$3,750,000	$3,769,913
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	17,288,632	17,436,277
2nd Lien Term Loan 9.50% due 12/7/2019(1)	14,589,646	14,869,329
Pharmaceutical Product Development LLC New Term Loan B 4.00% due 12/5/2018(1)	987,500	989,268
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(1)	11,000,000	11,041,250
Sheridan Holdings, Inc. 1st Lien Term Loan 2013 4.50% due 6/29/2018(1)	20,400,430	20,481,215
2nd Lien Term Loan 2013 8.25% due 12/13/2021(1)	5,000,000	5,112,500
Surgical Care Affiliates, Inc. Class C Incremental Term Loan 4.00% due 6/29/2018(1)	16,967,997	16,939,661
United Surgical Partners International, Inc. Extended Term Loan 4.25% due 4/19/2017(1)	9,220,148	9,235,545
Incremental Term Loan 4.75% due 4/3/2019(1)	8,345,836	8,373,628
		233,313,326
Independent Energy — 3.2%
Chesapeake Energy Corp. New Unsecured Term Loan 5.75% due 12/1/2017(1)	32,000,000	32,693,440
Fieldwood Energy LLC 1st Lien Term Loan 3.875% due 9/28/2018(1)	6,965,010	6,963,756
2nd Lien Term Loan 8.125% due 9/30/2020(1)	15,470,443	16,092,510
Samson Investment Co New 2nd Lien Term Loan 5.00% due 9/25/2018(1)	13,000,000	13,117,780
Wildhorse Resources LLC 2nd Lien Term Loan 7.50% due 12/13/2018(1)	20,000,000	20,300,000
		89,167,486
Industrial - Other — 1.5%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	10,067,656	10,108,531
New 2nd Lien Term Loan 10.00% due 3/16/2018(1)	2,500,000	2,530,200
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	29,850,000	29,849,701
		42,488,432
Insurance - Life — 0.6%
CNO Financial Group, Inc. Term Loan B2 3.75% due 9/20/2018(1)	16,221,510	16,211,453
		16,211,453

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Insurance P&C — 2.9%
Alliant Holdings I, Inc. New Term Loan B 4.25% due 12/20/2019(1)	$16,587,913	$16,643,150
Asurion LLC New Term Loan B1 5.00% due 5/24/2019(1)	21,389,638	21,424,503
New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	9,000,000	9,281,250
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan 5.00% due 12/10/2019(1)	12,837,500	12,832,108
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	19,750,750	19,812,570
		79,993,581
Lodging — 1.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	30,526,316	30,561,726
		30,561,726
Media Cable — 2.6%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	18,361,250	18,326,915
Virgin Media Investment Holdings Ltd. USD Term Loan B 3.50% due 6/8/2020(1)	25,000,000	24,933,250
Yankee Cable Acquisition LLC Term Loan B 4.50% due 3/2/2020(1)	29,220,956	29,418,197
		72,678,362
Media Noncable — 7.8%
Cumulus Media Holdings Inc. 2013 Term Loan 4.25% due 12/23/2020(1)	20,683,706	20,761,270
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/7/2020(1)	17,000,000	17,028,390
EMI Music Publishing Ltd. Term Loan B 3.75% due 6/29/2018(1)	14,159,560	14,149,506
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	20,243,750	19,387,642
IMG Worldwide, Inc. 1st Lien Term Loan 5.25% due 2/26/2021(1)	25,000,000	24,828,250
2nd Lien Term Loan 8.25% due 2/25/2022(1)	6,000,000	6,048,780
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	28,813,559	28,975,780
Telesat LLC USD Term Loan B2 3.50% due 3/28/2019(1)	18,162,750	18,094,640
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	34,912,500	34,877,587

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	$33,466,389	$33,503,537
		217,655,382
Metals And Mining — 2.1%
Arch Coal, Inc. Term Loan B 6.25% due 5/16/2018(1)	26,467,270	26,062,850
FMG Resources (August 2006) Pty. Ltd. New Term Loan B 4.25% due 6/28/2019(1)	32,553,731	32,788,444
		58,851,294
Non Captive Diversified — 1.8%
Fly Funding II S.a.r.l. Term Loan B 4.50% due 8/9/2019(1)	28,808,076	29,084,058
Flying Fortress, Inc. New Term Loan 3.50% due 6/30/2017(1)	5,000,000	4,991,650
International Lease Finance Corp. New Term Loan B 3.50% due 2/13/2021(1)	15,000,000	15,003,150
		49,078,858
Oil Field Services — 3.9%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	29,850,000	30,378,643
Saxon Energy Services, Inc. Term Loan B 5.50% due 2/15/2019(1)	21,994,170	22,083,466
Seadrill Partners Finco LLC Term Loan B 4.00% due 2/21/2021(1)	32,927,500	32,819,498
Stallion Oilfield Holdings, Inc. Term Loan B 8.00% due 6/19/2018(1)	11,150,247	11,387,190
Teine Energy Ltd. 2nd Lien Term Loan 7.50% due 5/9/2019(1)	10,890,000	11,026,125
		107,694,922
Packaging — 1.5%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/7/2020(1)	19,800,000	19,701,000
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00% due 12/1/2018(1)	23,229,113	23,282,772
		42,983,772
Pharmaceuticals — 2.2%
Envision Acquisition Co. LLC 1st Lien Term Loan 5.75% due 11/4/2020(1)	19,900,000	19,924,875
2nd Lien Term Loan 9.75% due 11/15/2021(1)	2,500,000	2,512,500
JLL/Delta Dutch Newco B.V. USD 2021 Term Loan 4.25% due 3/11/2021(1)	24,000,000	23,858,640

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	$16,000,000	$15,988,000
		62,284,015
Pipelines — 0.4%
EMG Utica LLC Term Loan 4.75% due 3/27/2020(1)	10,000,000	10,025,000
		10,025,000
Refining — 0.3%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(1)	1,205,357	1,211,384
Term Loan C 9.00% due 6/23/2017(1)	6,749,693	6,822,792
		8,034,176
Retailers — 5.2%
99 Cents Only Stores New Term Loan 4.50% due 1/11/2019(1)	12,673,978	12,759,527
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(1)	15,825,308	15,861,548
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	22,269,515	22,325,189
New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	15,000,000	15,330,000
David’s Bridal, Inc. New Term Loan B 5.032% due 10/11/2019(1)	15,800,000	15,780,250
Hudson’s Bay Co. 1st Lien Term Loan 4.75% due 11/4/2020(1)	23,125,000	23,414,062
Petco Animal Supplies, Inc. New Term Loan 4.00% due 11/24/2017(1)	11,101,687	11,121,782
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	29,925,000	30,002,805
		146,595,163
Supermarkets — 0.7%
Albertson’s LLC Term Loan B2 4.75% due 3/21/2019(1)	19,597,788	19,712,044
		19,712,044
Technology — 6.2%
Applied Systems, Inc. New 1st Lien Term Loan 4.25% due 1/25/2021(1)	4,987,500	4,999,969
New 2nd Lien Term Loan 7.50% due 1/24/2022(1)	4,500,000	4,567,500
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	18,725,987	18,745,462
CDW LLC New Term Loan 3.25% due 4/29/2020(1)	25,855,188	25,596,636
First Data Corp. 2018 Term Loan

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
4.155% due 9/24/2018(1)	$22,435,000	$22,456,762
Extended 2021 Term Loan 4.155% due 3/24/2021(1)	10,000,000	10,014,600
Interactive Data Corp. New Term Loan B 3.75% due 2/11/2018(1)	9,603,784	9,588,802
ION Trading Technologies S.a.r.l. 2nd Lien Term Loan 8.25% due 5/21/2021(1)	21,706,500	21,923,565
STG-Fairway Acquisitions, Inc. Term Loan B 6.253% due 2/28/2019(1)	14,401,250	14,437,253
SumTotal Systems LLC 1st Lien Term Loan 6.25% due 11/16/2018(1)	14,001,689	13,914,179
TransUnion, LLC New USD Term Loan 4.00% due 3/17/2021(1)	27,000,000	27,045,090
		173,289,818
Wireless — 1.6%
Crown Castle Operating Co. Term Loan B2 3.25% due 1/31/2021(1)	20,530,476	20,453,487
LTS Buyer LLC 1st Lien Term Loan 4.00% due 4/13/2020(1)	23,250,305	23,090,575
		43,544,062
Wirelines — 1.1%
Integra Telecom, Inc. Term Loan B 5.25% due 2/22/2019(1)	9,900,000	9,942,471
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	21,000,000	21,047,250
		30,989,721
Total Senior Secured Loans (Cost $2,355,228,155)		2,364,118,704

	Principal Amount	Value
Corporate Bonds — 12.5%
Airlines — 0.2%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	4,000,000	4,310,000
		4,310,000
Automotive — 0.3%
The Goodyear Tire & Rubber Co. 6.50% due 3/1/2021	7,000,000	7,630,000
		7,630,000
Banking — 0.4%
Ally Financial, Inc. 4.625% due 6/26/2015	10,000,000	10,362,500
		10,362,500
Chemicals — 0.2%
Axalta Coating Systems U.S. Holdings, Inc. 7.375% due 5/1/2021(2)	6,422,000	6,983,925
		6,983,925

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Consumer Cyclical Services — 0.4%
Monitronics International, Inc. 9.125% due 4/1/2020	$11,000,000	$11,770,000
		11,770,000
Consumer Products — 0.5%
Party City Holdings, Inc. 8.875% due 8/1/2020	8,250,000	9,188,438
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019(2)(3)	5,400,000	5,582,250
		14,770,688
Food And Beverage — 0.2%
Big Heart Pet Brands 7.625% due 2/15/2019(4)	4,154,000	4,327,949
		4,327,949
Gaming — 0.8%
Boyd Gaming Corp. 9.00% due 7/1/2020	1,063,000	1,175,944
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)	10,000,000	10,200,000
Pinnacle Entertainment, Inc. 7.75% due 4/1/2022(4)	10,000,000	10,775,000
		22,150,944
Healthcare — 1.2%
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(3)	5,600,000	5,768,000
ConvaTec Healthcare E S.A. 10.50% due 12/15/2018(2)	11,600,000	12,905,000
Select Medical Corp. 6.375% due 6/1/2021	4,000,000	4,060,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	10,750,000	11,502,500
		34,235,500
Home Construction — 0.4%
WCI Communities, Inc. 6.875% due 8/15/2021(2)	12,000,000	12,450,000
		12,450,000
Independent Energy — 3.1%
Alta Mesa Holdings LP 9.625% due 10/15/2018	10,330,000	11,104,750
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	14,000,000	14,875,000
Energy XXI Gulf Coast, Inc. 7.50% due 12/15/2021(2)	6,250,000	6,546,875
Midstates Petroleum Co., Inc. 10.75% due 10/1/2020	5,000,000	5,525,000
Northern Oil and Gas, Inc. 8.00% due 6/1/2020	8,250,000	8,765,625
Penn Virginia Corp. 8.50% due 5/1/2020	15,000,000	16,687,500
Samson Investment Co. 10.75% due 2/15/2020(2)	9,000,000	9,810,000
SandRidge Energy, Inc. 8.125% due 10/15/2022	11,000,000	11,990,000
		85,304,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Industrial - Other — 0.4%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	$11,600,000	$12,354,000
		12,354,000
Insurance P&C — 0.2%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	5,000,000	5,350,000
		5,350,000
Media Cable — 0.4%
CCO Holdings LLC 7.25% due 10/30/2017	10,000,000	10,587,500
		10,587,500
Non Captive Diversified — 0.2%
Fly Leasing Ltd. 6.75% due 12/15/2020	5,000,000	5,225,000
		5,225,000
Pharmaceuticals — 0.5%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(2)	14,330,000	14,759,900
		14,759,900
Retailers — 0.8%
99 Cents Only Stores 11.00% due 12/15/2019	5,625,000	6,398,437
Michaels FinCo Holdings LLC Sr. Nt. 7.50% due 8/1/2018(2)(3)	8,100,000	8,343,000
Neiman Marcus Group Ltd. LLC 8.75% due 10/15/2021(2)(3)	6,000,000	6,630,000
		21,371,437
Technology — 1.0%
Alcatel-Lucent U.S.A., Inc. 4.625% due 7/1/2017(2)	7,500,000	7,706,250
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	14,457,000	13,408,867
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(3)	8,000,000	8,190,000
		29,305,117
Transportation Services — 0.5%
Avis Budget Car Rental LLC 2.986% due 12/1/2017(1)(2)	6,000,000	6,052,500
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	8,080,000
		14,132,500
Wireless — 0.8%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)	12,470,000	13,311,725
Sprint Corp. 7.875% due 9/15/2023(2)	7,000,000	7,700,000
		21,011,725
Total Corporate Bonds (Cost $332,618,183)		348,393,435

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements — 5.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $157,544,000, due 4/1/2014(5)	$157,544,000	$157,544,000
Total Repurchase Agreements (Cost $157,544,000)		157,544,000
Total Investments — 102.9% (Cost $2,845,390,338)		2,870,056,139
Other Liabilities, Net — (2.9)%		(79,988,501)
Total Net Assets — 100.0%		$2,790,067,638

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2014.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $178,362,292, representing 6.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$11,747,014
FNMA	2.20%	10/17/2022	148,950,830

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$2,364,118,704	$—	$2,364,118,704
Corporate Bonds	—	348,393,435	—	348,393,435
Repurchase Agreements	—	157,544,000	—	157,544,000

Total	$—	$2,870,056,139	$—	$2,870,056,139

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities — 2.6%
Avis Budget Rental Car Funding AESOP LLC 2014-1A A 2.46% due 7/20/2020(1)(2)	$500,000	$498,763
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)	766,300	819,726
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(2)	500,000	493,295
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(2)	372,839	384,691
Total Asset-Backed Securities (Cost $2,138,822)		2,196,475

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.8%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	213,521	230,368
Banc of America Mortgage Securities Trust 2003-J 2A2 2.842% due 11/25/2033(3)	277,410	278,867
Bear Stearns ALT-A Trust 2003-3 2A 2.591% due 10/25/2033(3)	454,701	459,546
2004-4 A1 0.754% due 6/25/2034(3)	481,731	458,055
Chase Mortgage Finance Corp. 2005-S1 1A10 5.50% due 5/25/2035	42,074	43,289
2007-A1 2A1 2.706% due 2/25/2037(2)(3)	172,756	171,622
2007-A1 9A1 2.665% due 2/25/2037(3)	159,163	157,778
Citigroup Mortgage Loan Trust, Inc. 2007-10 1A1A 5.683% due 4/25/2037(3)	47,665	48,912
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033(2)	105,567	111,579
Countrywide Home Loans Trust 2003-50 A1 5.00% due 11/25/2018(2)	113,336	116,388
2004-5 2A9 5.25% due 5/25/2034	391,059	411,058
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(2)	60,652	61,896
2004-AR5 6A1 2.551% due 6/25/2034(3)	453,461	455,830
First Horizon Mortgage Pass-Through Trust 2004-7 1A3 5.50% due 1/25/2035	254,056	257,597
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	137,848	141,690
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(2)	106,251	107,036
2005-A1 3A1 3.398% due 2/25/2035(2)(3)	252,417	256,584

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
2005-A1 6T1
3.319% due 2/25/2035(2)(3)	$131,919	$135,870
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.641% due 4/21/2034(2)(3)	234,895	238,317
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	79,874	82,868
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.479% due 2/25/2035(3)	465,050	462,277
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(2)	50,810	51,589
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(2)	86,371	89,424
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034	232,434	237,087
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	103,471	105,545
2005-S1 1A6 5.50% due 2/25/2035	289,352	290,136
2005-S1 2A1 4.75% due 2/25/2020	64,291	65,910
2005-S3 A1 4.75% due 3/25/2020	76,442	77,779
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.436% due 5/25/2034(2)(3)	422,182	425,271
Structured Asset Securities Corp. 2003-29 1A1 4.75% due 9/25/2018	164,644	168,231
2004-20 7A1 5.25% due 11/25/2034	224,488	236,544
2004-21XS 2A6A 4.74% due 12/25/2034(3)	48,145	49,264
Thornburg Mortgage Securities Trust 2004-4 3A 2.001% due 12/25/2044(2)(3)	434,194	436,644
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034(2)	154,446	164,152
2004-EE 2A1 2.612% due 12/25/2034(2)(3)	374,790	382,927
2004-O A1 4.917% due 8/25/2034(2)(3)	279,644	286,473
2004-R 2A1 2.615% due 9/25/2034(2)(3)	332,974	342,632
2004-W A9 2.615% due 11/25/2034(3)	302,785	312,143
2004-Y 3A1 2.617% due 11/25/2034(3)	456,190	465,255
2005-2 2A1 4.75% due 4/25/2020	132,358	137,253
2005-6 A4 5.50% due 8/25/2035	180,429	187,196
2005-AR10 2A6 2.614% due 6/25/2035(2)(3)	252,191	255,349
2005-AR12 2A5 2.618% due 6/25/2035(3)	279,351	284,771
2005-AR3 2A1 2.628% due 3/25/2035(3)	406,715	411,020

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
2005-AR4 2A2 2.615% due 4/25/2035(3)	$436,245	$443,145
2006-1 A3 5.00% due 3/25/2021	172,724	176,749
2006-7 1A1 5.25% due 6/25/2021	32,399	33,175
Total Collateralized Mortgage Obligations (Cost $10,636,212)		10,803,091

	Principal Amount	Value
Senior Secured Loans — 12.1%
Automotive — 0.8%
Navistar, Inc. Term Loan B 5.75% due 8/17/2017(3)	697,500	708,542
		708,542
Consumer Products — 1.2%
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(3)	985,056	984,869
		984,869
Electric — 2.4%
Calpine Corp. Term Loan B3 4.00% due 10/9/2019(3)	985,000	986,852
LSP Madison Funding LLC Term Loan 5.50% due 6/28/2019(3)	85,667	85,559
Star West Generation LLC New Term Loan B 4.25% due 3/13/2020(3)	990,000	990,000
		2,062,411
Food And Beverage — 1.5%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(3)	800,090	797,593
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(3)	496,250	498,215
		1,295,808
Healthcare — 3.5%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	975,193	977,934
Kindred Healthcare, Inc. New Term Loan 4.00% due 4/9/2021(3)	1,000,000	1,002,500
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(3)	500,000	501,875
Sheridan Holdings, Inc. 1st Lien Term Loan 2013 4.50% due 6/29/2018(3)	493,752	495,707
		2,978,016
Oil Field Services — 1.2%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	995,000	1,012,622
		1,012,622

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Refining — 0.3%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(3)	$241,071	$242,277
		242,277
Retailers — 1.2%
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(3)	969,625	971,845
		971,845
Total Senior Secured Loans (Cost $10,174,489)		10,256,390

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 9.8%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(3)	475,000	518,325
2007-PW16 AM 5.896% due 6/11/2040(3)	450,000	501,678
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(2)	605,000	659,904
2006-C5 AM 5.462% due 10/15/2049(2)	420,000	458,646
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(3)	483,555	524,004
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	480,723	483,641
GS Mortgage Securities Trust 2012-ALOH A 3.551% due 4/10/2034(1)(2)	500,000	503,599
GS Mortgage Securities Trust 2006-GG8 2006-GG8 AM 5.591% due 11/10/2039	424,000	462,722
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM 6.025% due 4/15/2045(2)(3)	500,000	547,368
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(2)(3)	600,000	641,695
2006-C6 AM 5.413% due 9/15/2039(2)	450,000	491,274
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046	400,000	414,785
Morgan Stanley Capital I Trust 2006-HQ9 AM 5.773% due 7/12/2044(2)(3)	500,000	546,520
SBA Tower Trust 2.933% due 12/15/2042(1)(2)	500,000	506,388
4.254% due 4/15/2040(1)(2)	500,000	516,805
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4 5.308% due 11/15/2048(2)	493,097	536,499
Total Commercial Mortgage-Backed Securities (Cost $8,316,229)		8,313,853

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Foreign Currency(5)	Principal Amount	Value
Corporate Bonds — 47.9%
Automotive — 1.2%
Ford Motor Credit Co. LLC Sr. Nt. 3.875% due 1/15/2015(2)		$500,000	$511,938
General Motors Financial Co., Inc. 3.25% due 5/15/2018		500,000	504,375
			1,016,313
Banking — 9.5%
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(2)		1,000,000	1,153,791
BBVA Bancomer SA/Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(3)		1,000,000	1,023,750
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(2)		750,000	794,662
4.75% due 5/31/2017(2)	DKK	2,000,000	404,649
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(2)		$500,000	531,953
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(2)		1,000,000	1,118,104
Lloyds Bank PLC 6.375% due 1/21/2021(2)		250,000	300,272
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(2)		950,000	1,073,376
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022		500,000	523,639
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(2)		500,000	566,959
5.95% due 1/18/2018(2)		500,000	566,244
			8,057,399
Building Materials — 1.0%
Cemex S.A.B. de C.V. Sr. Sec. Nt. 6.50% due 12/10/2019(1)		300,000	319,125
HeidelbergCement Finance Luxembourg SA 3.25% due 10/21/2020(2)	EUR	400,000	563,536
			882,661
Chemicals — 0.7%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(2)		$250,000	278,033
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)		300,000	334,038
			612,071
Construction Machinery — 0.8%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(1)		300,000	326,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
United Rentals North America, Inc. 7.625% due 4/15/2022	$300,000	$336,375
		662,625
Electric — 1.6%
AES Corp. Sr. Nt. 7.375% due 7/1/2021	300,000	342,000
MidAmerican Energy Co. 4.40% due 10/15/2044	1,000,000	993,990
		1,335,990
Energy - Integrated — 0.3%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(2)	250,000	288,757
		288,757
Entertainment — 0.9%
Time Warner, Inc. 4.00% due 1/15/2022(2)	500,000	517,767
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(1)	270,000	281,475
		799,242
Gaming — 0.4%
MGM Resorts International 6.625% due 12/15/2021	300,000	330,000
		330,000
Government Related — 1.3%
Petrobras International Finance Co. 5.875% due 3/1/2018(2)	1,000,000	1,066,794
		1,066,794
Healthcare — 0.6%
McKesson Corp. Sr. Nt. 4.883% due 3/15/2044	500,000	506,800
		506,800
Home Construction — 0.3%
Taylor Morrison Communities, Inc. 7.75% due 4/15/2020(1)	216,000	238,140
		238,140
Independent Energy — 2.5%
Alta Mesa Holdings LP 9.625% due 10/15/2018	250,000	268,750
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(2)	250,000	298,379
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	300,000	320,250
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	265,625
EV Energy Partners LP 8.00% due 4/15/2019	130,000	134,550
Harvest Operations Corp. 6.875% due 10/1/2017	300,000	324,000
RKI Exploration & Production LLC 8.50% due 8/1/2021(1)	500,000	540,000
		2,151,554

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Industrial - Other — 0.6%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(1)	$500,000	$532,500
		532,500
Insurance - Life — 0.7%
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021(2)	500,000	556,253
		556,253
Insurance P&C — 1.1%
ACE INA Holdings, Inc. 5.70% due 2/15/2017(2)	300,000	336,038
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(2)	500,000	612,459
		948,497
Media Cable — 2.2%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	300,000	306,000
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(1)	300,000	313,500
Comcast Corp. 6.50% due 11/15/2035(2)	500,000	620,051
CSC Holdings LLC Sr. Nt. 6.75% due 11/15/2021	300,000	335,250
DIRECTV Holdings LLC 3.80% due 3/15/2022(2)	250,000	247,385
		1,822,186
Media Noncable — 2.6%
21st Century Fox America, Inc. 5.65% due 8/15/2020(2)	250,000	286,543
Discovery Communications LLC 5.625% due 8/15/2019(2)	250,000	283,204
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	250,000	274,375
Intelsat Jackson Holdings S.A. 7.25% due 10/15/2020	450,000	488,250
Telesat LLC 6.00% due 5/15/2017(1)	300,000	310,500
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(1)	500,000	552,500
		2,195,372
Metals And Mining — 3.8%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	1,000,000	1,015,334
Commercial Metals Co. Sr. Nt. 4.875% due 5/15/2023	500,000	480,000
FMG Resources August 2006 Pty. Ltd. 6.875% due 4/1/2022(1)	250,000	269,375
Plains Exploration & Production Co. 6.625% due 5/1/2021(2)	200,000	219,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Samarco Mineracao S.A. Sr. Nt. 5.75% due 10/24/2023(1)	$250,000	$251,563
Southern Copper Corp. Sr. Nt. 7.50% due 7/27/2035	400,000	439,555
Vale Overseas Ltd. 6.875% due 11/21/2036	500,000	532,738
		3,207,565
Non Captive Consumer — 0.6%
HSBC Finance Capital Trust IX 5.911% due 11/30/2035(2)(3)	500,000	519,375
		519,375
Non Captive Diversified — 1.3%
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019	500,000	540,000
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018	280,000	301,000
International Lease Finance Corp. Sr. Nt. 8.625% due 9/15/2015	250,000	275,312
		1,116,312
Oil Field Services — 0.3%
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	250,000	254,375
		254,375
Packaging — 0.1%
Sealed Air Corp. 8.125% due 9/15/2019(1)	100,000	111,750
		111,750
Paper — 0.3%
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	263,495
		263,495
Pipelines — 5.9%
Crestwood Midstream Partners LP 6.00% due 12/15/2020	400,000	419,000
Energy Transfer Partners LP Sr. Nt.
3.60% due 2/1/2023(2)	250,000	239,120
6.70% due 7/1/2018(2)	1,000,000	1,161,455
Magellan Midstream Partners LP Sr. Nt. 4.25% due 2/1/2021(2)	250,000	267,968
MarkWest Energy Partners LP 6.50% due 8/15/2021	163,000	176,040
Niska Gas Storage Canada ULC 6.50% due 4/1/2019(1)	300,000	295,500
NiSource Finance Corp.
5.25% due 9/15/2017	750,000	833,805
5.65% due 2/1/2045(2)	750,000	806,446
Regency Energy Partners LP 6.50% due 7/15/2021	250,000	268,125
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	530,000
		4,997,459

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
Refining — 1.0%
Calumet Specialty Products Partners LP
6.50% due 4/15/2021(1)	$300,000	$302,250
9.375% due 5/1/2019	250,000	284,062
Phillips 66 4.30% due 4/1/2022(2)	250,000	264,300
		850,612
REITs — 0.8%
Sabra Health Care LP 5.50% due 2/1/2021	80,000	83,600
WCI Finance LLC 5.70% due 10/1/2016(1)(2)	500,000	554,738
		638,338
Technology — 1.3%
Equinix, Inc. Sr. Nt. 4.875% due 4/1/2020	250,000	255,625
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(1)	500,000	537,500
Sanmina Corp. 7.00% due 5/15/2019(1)	250,000	264,688
		1,057,813
Wireless — 2.2%
America Movil S.A.B. de C.V. 5.625% due 11/15/2017(2)	500,000	566,875
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	500,000	539,218
Sprint Communications, Inc. 9.00% due 11/15/2018(1)	400,000	489,000
T-Mobile U.S.A., Inc. 6.25% due 4/1/2021	250,000	264,375
		1,859,468
Wirelines — 2.0%
Telecom Italia Capital S.A. 4.95% due 9/30/2014(2)	500,000	508,125
Verizon Communications, Inc.
Sr. Nt.
6.10% due 4/15/2018	500,000	580,707
6.55% due 9/15/2043(2)	500,000	608,467
		1,697,299
Total Corporate Bonds
(Cost $38,991,620)		40,577,015

	Principal Amount	Value

Mortgage Pass-Through Securities — 0.2%
FNMA 3.50% due 7/1/2043(2)	190,788	192,079
Total Mortgage Pass-Through Securities
(Cost $196,012)		192,079

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2014 (unaudited)	Principal Amount	Value
U.S. Government Securities — 12.5%
U.S. Treasury Notes 0.875% due 12/31/2016(2)	$10,600,000	$10,624,846
Total U.S. Government Securities (Cost $10,632,940)		10,624,846

	Principal Amount	Value
Repurchase Agreements — 2.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $1,807,000, due 4/1/2014(4)	1,807,000	1,807,000
Total Repurchase Agreements (Cost $1,807,000)		1,807,000
Total Investments — 100.0% (Cost $82,893,324)		84,770,749
Other Assets, Net — 0.0%		32,544
Total Net Assets — 100.0%		$84,803,293

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $12,506,546, representing 14.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

At March 31, 2014, the Fund had entered into the following forward currency exchange contracts:

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation
6/18/2014	Barclays Bank PLC	USD	555,850	EUR	400,000	$4,854
6/18/2014	JPMorgan Chase Bank	USD	369,929	DKK	2,000,000	693
6/18/2014	JPMorgan Chase Bank	MXN	15,000,000	USD	1,131,896	10,242

Total						$15,789

Legend:

DKK – Danish Krone

EUR – Euro

MXN – Mexican Peso

USD – U.S. Dollar

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2014.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$1,846,775

(5)	See currency legend above.

The table below presents futures contracts as of March 31, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
U.S. Ultra Bond	Goldman Sachs & Co.	7	6/19/2014	$1,011	$(459)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

At March 31, 2014, the Fund had entered into the following open option contracts:

Number of Contracts (unaudited)	Call Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
60	5 YR U.S. Treasury Note, strike @ $119.5	May 2014	$20,414	$(20,156)	$257
25	30 YR U.S. Treasury Note, strike @ $135	May 2014	15,537	(20,703)	(5,166)
25	30 YR U.S. Treasury Note, strike @ $136	May 2014	17,490	(14,062)	3,428

Total					$(1,481)

Number of Contracts (unaudited)	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
30	30 YR U.S. Treasury Note, strike @ $126	May 2014	$8,347	$(2,344)	$6,003
60	30 YR U.S. Treasury Note, strike @ $128	May 2014	28,725	(11,250)	17,475

Total					$23,478

Transactions in options written for the three months ended March 31, 2014:

(unaudited)	Contracts	Premium
Options outstanding, December 31, 2013	120	$113,177
Options written	250	109,868
Options terminated in closing transactions	(110)	(96,181)
Options exercised	—	—
Options expired	(60)	(36,351)

Options outstanding, March 31, 2014	200	$90,513

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,196,475	$—	$2,196,475
Collateralized Mortgage Obligations	—	10,803,091	—	10,803,091
Senior Secured Loans	—	10,256,390	—	10,256,390
Commercial Mortgage-Backed Securities	—	8,313,853	—	8,313,853
Corporate Bonds	—	40,577,015	—	40,577,015
Mortgage Pass-Through Securities	—	192,079	—	192,079
U.S. Government Securities	—	10,624,846	—	10,624,846
Repurchase Agreements	—	1,807,000	—	1,807,000
Other Financial Instruments:
Forward Currency Contracts	—	15,789	—	15,789
Financial Futures Contracts	(459)	—	—	(459)
Written Call Options	(54,921)	—	—	(54,921)
Written Put Options	(13,594)	—	—	(13,594)

Total	$(68,974)	$84,786,538	$—	$84,717,564

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2014, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,695,674,559	$605,448,402	$631,630,307	$(26,181,905)
RS Value Fund	997,122,688	302,186,436	310,020,715	(7,834,279)
RS Large Cap Alpha Fund	668,890,841	173,310,276	183,456,072	(10,145,796)
RS Investors Fund	167,058,467	9,732,680	12,900,461	(3,167,781)
RS Global Natural Resources Fund	4,607,775,775	207,780,867	612,047,303	(404,266,436)
RS Small Cap Growth Fund	822,764,357	189,835,359	208,816,879	(18,981,520)
RS Select Growth Fund	865,864,264	179,869,836	198,154,976	(18,285,140)
RS Mid Cap Growth Fund	127,969,383	22,848,954	24,910,613	(2,061,659)
RS Growth Fund	187,226,092	64,554,234	65,968,803	(1,414,569)
RS Technology Fund	181,222,026	40,614,126	45,006,920	(4,392,794)
RS Small Cap Equity Fund	103,100,243	26,444,790	29,421,748	(2,976,958)
RS International Fund	39,924,155	2,943,357	3,610,343	(666,986)
RS Emerging Markets Fund	409,596,659	39,154,832	53,269,742	(14,114,910)
RS Global Fund	33,862,500	3,968,757	4,222,420	(253,663)
RS China Fund	26,721,628	1,323,015	2,719,157	(1,396,142)
RS Emerging Markets Small Cap Fund	24,723,391	1,294,819	1,813,710	(518,891)
RS Investment Quality Bond Fund	117,261,945	3,969,074	5,009,753	(1,040,679)
RS Low Duration Bond Fund	1,213,601,792	(1,555,871)	9,366,958	(10,922,829)
RS High Yield Fund	103,378,423	4,651,001	4,882,044	(231,043)
RS Tax-Exempt Fund	248,352,877	16,802,308	17,248,887	(446,579)
RS High Income Municipal Bond Fund	99,259,977	5,914,505	6,448,625	(534,120)
RS Floating Rate Fund	2,845,747,322	24,308,817	29,723,745	(5,414,928)
RS Strategic Income Fund	82,893,324	1,877,425	2,127,964	(250,539)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the three months ended March 31, 2014, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	FTD Cos., Inc.	983,583	313,118	—	1,296,701	—	$41,248,059
	Integrated Device Technology, Inc.	7,779,713	—	2,026,622	5,753,091	—	*

							$41,248,059

RS Global Natural Resources Fund	Compass Minerals International, Inc.	1,788,565	—	—	1,788,565	$1,073,139	$147,592,384
	HudBay Minerals, Inc.	9,888,981	—	—	9,888,981	75,512	77,035,162
	Iluka Resources Ltd.	23,032,815	—	—	23,032,815	822,963	211,683,942
	Mineral Resources Ltd.	14,185,372	—	—	14,185,372	3,846,435	151,025,353
	Ophir Energy PLC	29,593,197	4,133,498	—	33,726,695	—	134,945,914
	Painted Pony Petroleum Ltd.	5,889,790	—	—	5,889,790	—	47,629,780
	Rosetta Resources, Inc.	3,259,984	422,407	—	3,682,391	—	171,525,773
	Salamander Energy PLC	23,989,659	—	—	23,989,659	—	40,594,279
	Sociedad Quimica y Minera de Chile S.A., ADR	9,878,268	—	—	9,878,268	—	313,536,226
	Taseko Mines Ltd.	23,460,435	—	—	23,460,435	—	46,217,057

							$1,341,848,870

*	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2014, RS International Fund held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2014 were as follows:

		Transfers	Transfers	Transfers	Transfers	Transfers	Transfers
		into	(out) of	into	(out) of	into	(out) of
		Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
RS International Fund
	Common Stocks	$412,628	$(400,424)	$400,424	$(412,628)	$—	$—
RS Emerging Markets Fund
	Common Stocks	2,061,170	—	—	(2,061,170)	—	—
	Preferred Stocks	22,541,064	—	—	(22,541,064)	—	—
RS Global Fund
	Common Stocks	191,116	(496,733)	496,733	(191,116)	—	—
	Preferred Stocks	80,350	—	—	(80,350)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at March 31, 2014.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond Fund	Financial Futures Contracts	$(125,181)
	Written Call Option Contracts	(8,203)
RS Low Duration Bond Fund	Financial Futures Contracts	130,687
RS High Yield Fund	Financial Futures Contracts	82,302
RS Strategic Income Fund	Forward Foreign Currency Contracts	15,789
	Financial Futures Contracts	(459)
	Written Call Option Contracts	(54,921)
	Written Put Option Contracts	(13,594)

RS Strategic Income Fund used foreign currency forward contracts to hedge currency risk associated with the Fund’s foreign currency-denominated investments and to manage foreign currency exposure. RS Strategic Income Fund and RS Investment Quality Bond Fund used exchange-traded futures and options on Treasury futures to manage interest rate exposure and for income. RS Low Duration Bond Fund and RS High Yield Fund used exchange-traded futures to manage interest rate exposure.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders files on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 21, 2014

By:	/s/ Shelly Chu
Shelly Chu, Treasurer (Principal Financial Officer)

Date:	May 21, 2014